                              AMF ULTRA SHORT FUND

                          AMF ULTRA SHORT MORTGAGE FUND

                         AMF SHORT U.S. GOVERNMENT FUND

                         AMF INTERMEDIATE MORTGAGE FUND

                        AMF U.S. GOVERNMENT MORTGAGE FUND



                         SUPPLEMENT DATED MARCH 1, 2009

                      TO THE PROSPECTUS DATED MARCH 1, 2009


As of the date of this Prospectus, the AMF Ultra Short Fund, AMF Ultra Short Mortgage Fund, AMF Short U.S. Government Fund, AMF Intermediate Mortgage Fund and AMF U.S. Government Mortgage Fund are closed to new investors and additional purchases by existing shareholders, except for reinvestment of dividends and distributions.


                              ASSET MANAGEMENT FUND
                              230 W. Monroe Street
                             Chicago, Illinois 60606

March 1, 2009

--------------------------------------------------------------------------------
                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   [AMF LOGO]

--------------------------------------------------------------------------------
                              ASSET MANAGEMENT FUND

                                  MUTUAL FUNDS

                       Money Market Fund, Class I Shares*
                            Ultra Short Mortgage Fund
                                Ultra Short Fund
                           Short U.S. Government Fund
                           Intermediate Mortgage Fund
                          U.S. Government Mortgage Fund

  The Asset Management Fund is regulated by the Investment Company Act of 1940.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. It is a federal offense to suggest otherwise.

--------
* Class D Shares of the Money Market Fund are offered in a separate prospectus.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                      PAGE
                                                                                      ----

MONEY MARKET FUND, CLASS I SHARES..................................................     2

------------------------------------------------------------------------------------------
     Investment Objective..........................................................     2
     Principal Investment Strategies...............................................     2
     Principal Risks...............................................................     2
     Fund Performance History......................................................     2

ULTRA SHORT MORTGAGE FUND..........................................................     4
------------------------------------------------------------------------------------------
     Investment Objective..........................................................     4
     Principal Investment Strategies...............................................     4
     Principal Risks...............................................................     4
     Fund Performance History......................................................     4

ULTRA SHORT FUND...................................................................     6
------------------------------------------------------------------------------------------
     Investment Objective..........................................................     6
     Principal Investment Strategies...............................................     6
     Principal Risks...............................................................     6
     Fund Performance History......................................................     6

SHORT U.S. GOVERNMENT FUND.........................................................     8
------------------------------------------------------------------------------------------
     Investment Objective..........................................................     8
     Principal Investment Strategies...............................................     8
     Principal Risks...............................................................     8
     Fund Performance History......................................................     8

INTERMEDIATE MORTGAGE FUND.........................................................    10
------------------------------------------------------------------------------------------
     Investment Objective..........................................................    10
     Principal Investment Strategies...............................................    10
     Principal Risks...............................................................    10
     Fund Performance History......................................................    10

U.S. GOVERNMENT MORTGAGE FUND......................................................    12
------------------------------------------------------------------------------------------
     Investment Objective..........................................................    12
     Principal Investment Strategies...............................................    12
     Principal Risks...............................................................    12
     Fund Performance History......................................................    12

SUMMARY OF PRINCIPAL RISKS.........................................................    14
------------------------------------------------------------------------------------------


INVESTMENT INFORMATION.............................................................    16
------------------------------------------------------------------------------------------
     Principal Investment Strategies...............................................    16

TRUST AND FUND INFORMATION.........................................................    19
------------------------------------------------------------------------------------------
     Investment Adviser............................................................    19
     Distributor...................................................................    20

NET ASSET VALUE....................................................................    20
------------------------------------------------------------------------------------------

                                                                                      PAGE
                                                                                      ----

INVESTING IN THE FUNDS.............................................................    21
------------------------------------------------------------------------------------------
     Share Purchases...............................................................    21
     Purchasing Shares Through a Shareholder Servicing Agent.......................    21
     Anti-Money Laundering Program.................................................    22
     Minimum Investment Required...................................................    22
     What Shares Cost..............................................................    22
     Dividends.....................................................................    22
     Frequent Purchases and Redemptions of Fund Shares.............................    23

REDEEMING SHARES...................................................................    23
------------------------------------------------------------------------------------------
     Telephone Redemption..........................................................    23
     Written Requests..............................................................    24
     Redemption in Kind............................................................    24

EXCHANGES..........................................................................    25
------------------------------------------------------------------------------------------


SHAREHOLDER INFORMATION............................................................    25
------------------------------------------------------------------------------------------
     Voting Rights.................................................................    25
     Disclosure of Information Regarding Portfolio Holdings........................    26
     Federal Income Tax Information................................................    26

FINANCIAL HIGHLIGHTS...............................................................    27
------------------------------------------------------------------------------------------
     Money Market Fund, Class I Shares.............................................    27
     Ultra Short Mortgage Fund.....................................................    27
     Ultra Short Fund..............................................................    28
     Short U.S. Government Fund....................................................    28
     Intermediate Mortgage Fund....................................................    29
     U.S. Government Mortgage Fund.................................................    29

MONEY MARKET FUND, CLASS I SHARES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions ("Financial Institutions") under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars, have minimum credit risk and have a remaining maturity of 397 days or less. The dollar-weighted average maturity of the Fund is ninety days or less. The Fund is managed to keep its share price stable at $1.00 although there is no assurance that it will be successful in doing so.

Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers' acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation ("FDIC") insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitation. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations ("NRSRO") (or that received the highest rating from the single NRSRO assigning a rating) -- "First Tier" securities. No more than 5% of the value of the Fund's total assets may be invested in securities rated lower than "First Tier."

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance does not necessarily indicate how it will perform in the future. The charts and tables assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31 (Class I Shares)

TICKER SYMBOL:
     ASLXX
(GRAPH)

                                                  Annual Returns
1999                                                        5.04
2000                                                        6.10
2001                                                        3.73
2002                                                        1.42
2003                                                        0.94
2004                                                        1.19
2005                                                        3.05
2006                                                        4.96
2007                                                        5.12
2008                                                        1.79




During the periods shown in the bar chart, the highest return for a calendar quarter was 1.57% (quarter ended 12/31/00) and the lowest return for a calendar quarter was 0.05% (quarter ended 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS (years ended December 31, 2008)

                                                                        1 YEAR  5 YEARS  10 YEARS
                                                                        ------  -------  --------
Money Market Fund, Class I Shares.....................................   1.79%   3.21%     3.32%


The Money Market Fund's (Class I Shares) 7-day effective yield ended on December 31, 2008 was 0.10%. Total return and yield reflect voluntary waivers of certain fees and expenses by the Adviser and Distributor. There is no assurance such waivers will continue. To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-527-3713.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES................................................................     None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee....................................................................    0.15%*,**
12b-1 Fees......................................................................    0.15%*
Other Expenses..................................................................    0.13%
                                                                                    -----
Total Fund Operating Expenses...................................................    0.43%*
                                                                                    =====




--------

* This table and the following example have been prepared to illustrate Annual Fund Operating Expenses, assuming no fee waivers. For the fiscal year ended October 31, 2008, the Adviser voluntarily waived a portion of its advisory fee so that the "Advisory Fee" for the Class I shares of the Money Market Fund during this period was 0.03% of average daily net assets. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived 0.10% of its 12b-1 Fee so that the "12b-1 Fees" for the Class I Shares of the Money Market Fund was 0.05% of average daily net assets.

    ** For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $44       $138       $241       $542

ULTRA SHORT MORTGAGE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund, under normal market conditions, invests primarily in mortgage-related investments. Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Adviser expects that a portfolio of these types of securities will generally provide higher current yields than money market securities or alternative investments of comparable quality and market rate volatility. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Mortgage-Related Securities Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk *Liquidity Risk *Valuation Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31
TICKER SYMBOL:
     ASARX
(GRAPH)

                                                  ANNUAL RETURNS
                                                  --------------
1999                                                    4.66
2000                                                    7.13
2001                                                    5.95
2002                                                    3.22
2003                                                    1.49
2004                                                    1.67
2005                                                    2.16
2006                                                    4.58
2007                                                    4.88
2008                                                  -20.62




During the periods shown in the bar chart, the highest return for a calendar quarter was 2.20% (quarter ended 12/31/00) and the lowest return for a calendar quarter was -9.09% (quarter ended 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2008, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

                                                            1 YEAR  5 YEARS  10 YEARS
                                                           -------  -------  --------
Ultra Short Mortgage Fund (before taxes).................  -20.62%   -1.99%    1.19%
Ultra Short Mortgage Fund (after taxes on
  distributions)*........................................  -21.89%   -3.37%   -0.39%
Ultra Short Mortgage Fund (after taxes on distributions
  and redemptions)*......................................  -13.27%   -2.36%    0.13%
Barclays Capital 6 Month T-Bill Bellwethers**............    3.70%    3.68%    3.84%



--------
* After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

** The Barclays Capital 6 Month T-Bill Bellwethers Index (formerly Lehman 6
   Month T-Bill Bellwethers Index) is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES................................................................    None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee....................................................................    0.45%*
12b-1 Fees......................................................................    0.25%*
Other Expenses..................................................................    0.10%
                                                                                    ----
Total Fund Operating Expenses...................................................    0.80%*
                                                                                    ====




--------

* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. For the fiscal year ended October 31, 2008, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b-1 Fees" and "Total Fund Operating Expenses" for the Fund were 0.25%, 0.15% and 0.50%, respectively. The Adviser and Distributor expect to continue these waivers throughout the year, but are not obligated to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $82       $255       $444       $990

ULTRA SHORT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve current income with a very low degree of share-price fluctuation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable statutory limits under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests primarily in fixed and variable rate mortgage-related investments, debt securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, asset-backed investments, investment grade corporate debt securities, money market and other debt instruments. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund intends to invest to a significant degree in mortgage-related securities. The Fund may, but is not required to, use financial contracts for risk management purposes as part of its investment strategies. Some financial contracts are commonly referred to as derivatives. These investments will be used for bona fide hedging purposes, as is consistent with their permissible use in the portfolio of a national bank or federally chartered thrift.

Under normal market and interest rate conditions, the Fund seeks to maintain a duration less than or similar to that of a 1-Year U.S. Treasury Note, but not to exceed that of a 2-Year U.S. Treasury Note. The Fund has no restriction on the minimum or maximum maturity of any particular investment held.

Other investments and investment techniques the Fund may use include short-term fixed and variable rate debt instruments such as commercial paper rated in one of the two highest rating categories by an NRSRO, long-term fixed and variable rate debt instruments rated investment grade or better by an NRSRO, inflation-indexed bonds issued both by governments and corporations, structured notes, certificates of deposit and other time deposits of FDIC insured depository institutions, eligible bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, municipal bonds, reverse repurchase agreements, mortgage dollar rolls, when-issued securities and covered short sales.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Credit Risk *Hedging Risk *Management Risk *Issuer Risk *Government Agency Risk *Liquidity Risk *Mortgage-Related Securities Risk *Valuation Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31
TICKER SYMBOL:
     AULTX
(GRAPH)

                                                  ANNUAL RETURNS
                                                  --------------
2002                                                    2.50
2003                                                    1.71
2004                                                    1.72
2005                                                    2.45
2006                                                    4.99
2007                                                    4.60
2008                                                  -32.57




During the period shown in the bar chart, the highest return for a calendar quarter was 1.85% (quarter ended 9/30/06) and the lowest return for a calendar quarter was -14.98% (quarter ended 9/30/08).

AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2008, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

                                                      1 YEAR  5 YEARS    SINCE INCEPTION*
                                                     -------  -------    ----------------
Ultra Short Fund (before taxes)....................  -32.57%   -5.05%         -2.95%
Ultra Short Fund (after taxes on distributions)**..  -33.89%   -6.50%         -4.25%
Ultra Short Fund (after taxes on distributions and
  redemptions)**...................................  -20.93%   -4.83%         -3.04%
Barclays Capital 6 Month T-Bill Bellwethers***.....    3.70%    3.68%          3.11%



--------
*   The Fund commenced operations on November 14, 2001.

** After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

*** The Barclays Capital 6 Month T-Bill Bellwethers Index (formerly Lehman 6
    Month T-Bill Bellwethers Index) is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES......................................................     None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee..........................................................    0.45%*
12b-1 Fees............................................................    0.25%*
Other Expenses........................................................    0.14%
                                                                          -----
Total Fund Operating Expenses.........................................    0.84%*
                                                                          =====




--------
* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. For the fiscal year ended October 31, 2008, the Adviser and the Distributor voluntarily waived 0.20% and 0.10% of their fees, respectively, so that the "Advisory Fee," "12b-1 Fees" and "Total Fund Operating Expenses" were 0.25%, 0.15% and 0.54%, respectively. The Adviser and Distributor expect to continue these waivers throughout the year, but are not obligated to do so.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $86       $268       $466      $1,037

SHORT U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests only in high quality fixed and variable rate assets (including repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks) and under normal market conditions, invests primarily in U.S. Government obligations, which consist of obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note, and its maximum duration is that of a 3-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Other investments include eligible bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions.

The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk *Liquidity Risk *Mortgage-Related Securities Risk *Valuation Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31
TICKER SYMBOL:
     ASITX
(GRAPH)

                                                  ANNUAL RETURNS
                                                  --------------
1999                                                    2.38
2000                                                    7.74
2001                                                    7.35
2002                                                    4.63
2003                                                    1.87
2004                                                    1.46
2005                                                    2.27
2006                                                    4.33
2007                                                    5.74
2008                                                   -5.52




During the periods shown in the bar chart, the highest return for a calendar quarter was 3.02% (quarter ended 9/30/01) and the lowest return for a calendar quarter was -4.33% (quarter ended 6/30/08).

AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2008, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).
..

                                                           1 YEAR  5 YEARS  10 YEARS
                                                           ------  -------  --------
Short U.S. Government Fund (before taxes)................  -5.52%   1.58%     3.16%
Short U.S. Government Fund (after taxes on
  distributions)*........................................  -6.94%   0.13%     1.54%
Short U.S. Government Fund (after taxes on distributions
  and redemptions)*......................................  -3.56%   0.53%     1.72%
Barclays Capital 1-3 Year U.S. Government Bond Index**...   6.66%   4.11%     4.81%



--------

* After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

** The Barclays Capital 1-3 Year U.S. Government Bond Index (formerly Lehman
   Brothers 1-3 Year Government Index) is an unmanaged index generally representative of government securities with maturities of one to three years. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES................................................................     None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee....................................................................    0.25%*
12b-1 Fees......................................................................    0.15%
Other Expenses..................................................................    0.13%
                                                                                    -----
Total Fund Operating Expenses...................................................    0.53%
                                                                                    =====




--------

* For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $54       $170       $296       $665

INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests, under normal market conditions, primarily in mortgage-related investments paying fixed or variable rates of interest. Although some of these securities may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 4-Year U.S. Treasury Note.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks and eligible bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk *Liquidity Risk *Mortgage-Related Securities Risk *Valuation Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31
TICKER SYMBOL:
     ASCPX
(GRAPH)

                                                  ANNUAL RETURNS
                                                  --------------
1999                                                    1.48
2000                                                    9.74
2001                                                    7.27
2002                                                    5.63
2003                                                    1.55
2004                                                    2.16
2005                                                    2.00
2006                                                    4.66
2007                                                    3.35
2008                                                  -31.94




During the period shown in the bar chart, the highest return for a calendar quarter was 3.70% (quarter ended 9/30/01) and the lowest return for a calendar quarter was -12.24% (quarter ended 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2008, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

                                                            1 YEAR  5 YEARS  10 YEARS
                                                           -------  -------  --------
Intermediate Mortgage Fund (before taxes)................  -31.94%   -5.17%   -0.17%
Intermediate Mortgage Fund (after taxes on
  distributions)*........................................  -33.31%   -6.71%   -1.94%
Intermediate Mortgage Fund (after taxes on distributions
  and redemptions)*......................................  -20.55%   -4.97%   -1.03%
Barclays Capital 1-5 Year U.S. Government Bond Index**...    8.41%    4.61%    5.24%



--------

* After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

** The Barclays Capital 1-5 Year U.S. Government Bond Index (formerly Lehman 1-5
   Year Government Index) is an unmanaged index generally representative of government securities with maturities of one to five years. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES......................................................     None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee..........................................................    0.35%*,**
12b-1 Fees............................................................    0.15%
Other Expenses........................................................    0.11%
                                                                          -----
Total Fund Operating Expenses.........................................    0.61%*
                                                                          =====




--------

* The fee table and the following example have been prepared to illustrate Annual Fund Operating Expenses assuming no fee waivers. For the fiscal year ended October 31, 2008, the Adviser voluntarily waived 0.10% of its advisory fee, so that the "Advisory Fee" and "Total Fund Operating Expenses" for the Fund were 0.25% and 0.51%, respectively. The Adviser expects to continue this waiver throughout the year, but is not obligated to do so.

** For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $62       $195       $340       $762

U.S. GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by Financial Institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

The Fund invests, under normal market conditions, primarily in mortgage-related securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, paying fixed or adjustable rates of interest. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury. The Fund has no restriction as to the minimum or maximum maturity of any particular instrument held. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 2-Year U.S. Treasury Note, and a maximum duration of a 6-Year U.S. Treasury Note.

In addition to mortgage-related investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions.

The Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the QTL test under the current OTS Regulations. Pending any revisions of the current OTS Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition the Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also the Fund does not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Prepayment Risk *Extension Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk *Liquidity Risk *Mortgage-Related Securities Risk *Valuation Risk.

Please see "Summary of Principal Risks" following the Fund summaries for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar charts and tables provide an illustration of how performance has varied over time. The bar charts depict the change in performance from year to year during the period indicated. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

                                                                         SUMMARY

--------------------------------------------------------------------------------

Annual Returns for the Years Ended December 31

TICKER SYMBOL:
     ASMTX
(GRAPH)

                                                  ANNUAL RETURNS
                                                  --------------
1999                                                    0.59
2000                                                   10.48
2001                                                    6.74
2002                                                    7.13
2003                                                    2.29
2004                                                    3.70
2005                                                    1.74
2006                                                    4.52
2007                                                    6.45
2008                                                   -6.92




During the period shown in the bar chart, the highest return for a calendar quarter was 4.29% (quarter ended 9/30/01) and the lowest return for a calendar quarter was -4.77% (quarter ended 9/30/08).

AVERAGE ANNUAL TOTAL RETURNS. The following table compares the Fund's average annual returns for the periods ended December 31, 2008, to a broad-based securities market index (which, unlike the Fund, has no fees or expenses).

                                                           1 YEAR  5 YEARS  10 YEARS
                                                           ------  -------  --------
U.S. Government Mortgage Fund (before taxes).............  -6.92%   1.79%     3.57%
U.S. Government Mortgage Fund (after taxes on
  distributions)*........................................  -8.51%   0.09%     1.63%
U.S. Government Mortgage Fund (after taxes on
  distributions and redemptions)*........................  -4.47%   0.56%     1.88%
Barclays Capital U.S. MBS Fixed Rate Index**.............   8.52%   5.59%     6.07%



--------

* After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

** The Barclays Capital U.S. MBS Fixed Rate Index (formerly Lehman Fixed Rate
   Mortgage Backed Securities Index) is a broad-based unmanaged index that represents the general performance of fixed rate mortgage bonds. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS SECTION DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES......................................................        None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fee..........................................................       0.25%*
12b-1 Fees............................................................       0.15%
Other Expenses........................................................       0.12%
                                                                             -----
Total Fund Operating Expenses.........................................       0.52%
                                                                             =====




--------

* For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
  $53       $167       $291       $653

SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

CREDIT RISK                Credit risk is the risk that one or more debt
                           securities in a Fund's portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. A security's credit rating is an indication of its credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

EXTENSION RISK             During periods of rising interest rates, property
                           owners may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value.

GOVERNMENT AGENCY RISK     Some obligations issued or guaranteed by U.S.
                           Government agencies or instrumentalities are not backed by the full faith and credit of the U.S.
                           Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S.
                           Government itself if those agencies or
                           instrumentalities do not meet their commitments.

HEDGING RISK               The Ultra Short Fund may use financial contracts in a
                           manner consistent with their permissible use in the portfolio of a national bank or federally chartered thrift. Some financial contracts are commonly referred to as derivatives. Financial contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also the Fund may not hedge when it would have been beneficial to do so.

INTEREST RATE RISK         Normally, the values of fixed income securities vary
                           inversely with changes in prevailing interest rates.
                           With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

ISSUER RISK                A security may lose value as a result of a number of
                           factors. These factors include capital structure
                           (particularly the issuer's use of leverage), management performance and a diminished market for the issuer's products and/or services.

LIQUIDITY RISK             Trading opportunities are more limited for certain
                           securities that have complex terms or that are not widely held, or that have been adversely affected by the recent turmoil in the credit markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
                           Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

MANAGEMENT RISK            The Fund is subject to management risk due to the
                           active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund.
                           However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

MARKET RISK                The value of the securities owned by the Fund can
                           increase and decrease quickly at unexpected times.
                           The value can change as the result of a number of factors, including market-wide risks, industry - specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value. Equity securities generally have greater price volatility than fixed income securities.

MORTGAGE-RELATED
SECURITIES RISK            The risks associated with mortgage-backed securities
                           include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties;(2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties;(3) prepayment and extension risks, which can lead to significant fluctuations in value of the mortgage-backed security;(4) loss of all or part of the premium, if any, paid; and(5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.

                           Recent instability in the markets for fixed income securities, particularly non-agency mortgage-backed securities, has affected and is expected to continue to affect the liquidity and valuation of such securities. As a result, certain segments of the non-agency market have experienced significantly diminished liquidity and valuations and are currently illiquid. In addition, other segments of the non-agency market have experienced diminished liquidity and valuations and may be illiquid.

PREPAYMENT RISK            During periods of declining interest rates, property
                           owners may prepay their mortgages more quickly than expected thereby reducing the potential appreciation of fixed rate, asset-backed securities.

VALUATION RISK             Fair value pricing is inherently a process of
                           estimates and judgments. Fair value prices established by a Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund's net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

                           While the Trust's policy is intended to result in a calculation of a Fund's net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Securities Selection

In selecting securities, the Adviser develops an outlook for interest rates and the economy and analyzes credit and call risks. The Adviser varies the quality, sector and maturity of the securities selected for the Funds based upon the Adviser's analysis of financial market conditions and the outlook for the U.S. economy. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The Adviser identifies these areas by grouping bonds into sectors such as: money markets, governments, corporates, mortgages and asset-backed securities. Once investment opportunities are identified, the Adviser will shift assets among sectors depending upon changes in relative valuations, credit spreads and upon historical yield or price relationships.

There is no guarantee that the Adviser's security selection techniques will achieve a Fund's investment objective.

Mortgage-Related and Asset-Backed Securities

Each Fund may invest in mortgage-related securities and may invest all of its assets in such securities; provided, however, that the Money Market Fund may only invest in mortgage-related securities consistent with Rule 2a-7 under the Investment Company Act of 1940. Mortgage-related securities include fixed rate and adjustable-rate mortgage pass-through securities and fixed rate and variable rate collateralized mortgage obligations ("CMOs").

The Ultra Short Fund may also invest in asset-backed securities, commercial mortgage-backed securities, stripped mortgage-backed securities ("SMBSs") and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Asset-backed securities are securities backed by notes or other receivables. Some examples are autos, credit cards and royalties.

Each Fund may invest in private mortgage-related securities. Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related, mortgage-backed securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Each Fund, except the Ultra Short Fund, may invest only in private mortgage-related securities rated in one of the two highest rating categories by an NRSRO. If a security is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.

The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or "IO" class), while the other class will receive all of the principal (the principal-only, or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and therefore is excluded from the Funds.

U.S. Government Securities

U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises ("instrumentalities"). These obligations may or may not be backed by the full faith and credit of the United States. Securities that are backed by the full faith and credit of the United States include U.S. Treasury securities and securities issued by the Government National Mortgage Association ("GNMA"). In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations; (ii) obligations of the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government agencies, authorities or instrumentalities if it is not obligated to do so by law.

In September 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA's and FHLMC's assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FHLMC was replaced. In addition, the Treasury has announced additional initiatives and programs to strengthen FNMA and FHLMC. There is no assurance that the conservatorship or Treasury initiatives will be successful.

When-Issued, Delayed-Delivery and To Be Announced (TBA) Securities

Each Fund, except the Money Market Fund, may purchase securities on a when-issued, delayed-delivery or TBA basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. When TBA securities are purchased by a Fund, the Fund agrees to purchase an as yet unidentified security that meets certain specified terms.

By the time of delivery, securities purchased on a when-issued, delayed-delivery or TBA basis may be valued at less than the purchase price. At the time when-issued, delayed-delivery and TBA securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased.

Although a Fund will generally purchase securities on a when-issued, delayed-delivery or TBA basis with the intention of acquiring the securities, the Fund may dispose of the securities prior to delivery, if the Adviser deems it appropriate. If a Fund chooses to dispose of the right to acquire such securities prior to acquisition, it could, as with the disposition of any other such investment, incur a gain or loss due to market fluctuation.

Corporate Debt Securities

The Ultra Short Fund may invest in investment grade corporate debt securities, including commercial paper, provided however, that commercial paper must be rated in one of the two highest rating categories by an NRSRO. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

Certificates of Deposit and Eligible Bankers' Acceptances

Each Fund may invest in certificates of deposit and other time deposits in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"). Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks than those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.

The Funds may invest in eligible bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 90 days or less. Generally, eligible bankers' acceptances are acceptances that are acceptable by a Federal Reserve Bank as collateral at the discount window.

Variable and Floating Rate Securities

Each Fund may purchase securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Funds determine the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements

Each Fund may enter into repurchase agreements, in which the Fund purchases obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Duration

A bond portfolio's duration approximates its price sensitivity to changes in interest rates including expected cash flow and mortgage prepayments. Maturity measures the time until final payment is due; it takes no account of the pattern of a security's cash flow over time. In computing portfolio duration, the Adviser will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. This method of computing duration is known as the "option-adjusted" duration. The Funds (other than the Money Market Fund) have no restriction as to the minimum or maximum maturity of any particular security held by them, but intend to stay within the minimum and maximum durations noted above. There can be no assurance that the Adviser's estimate of duration will be accurate or that the duration of a Fund will always remain within the Fund's target duration.

Temporary Defensive Strategies

For temporary or defensive purposes, each Fund, except the Money Market Fund may invest up to 100% of its assets in U.S. debt securities, including taxable securities and short-term money market securities, when the Adviser deems it prudent to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

TRUST AND FUND INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Investment decisions for the Funds are made by Shay Assets Management, Inc. ("Adviser"), a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and managed, as of December 31, 2008, approximately $1.3 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

The Funds pay an annual advisory fee based upon a percentage of average daily net assets. For the fiscal year ended October 31, 2008, the advisory fee paid to the Adviser was as follows:

Money Market Fund, Class I Shares.....................................  0.03%*,**
Ultra Short Mortgage Fund.............................................  0.25%*
Ultra Short Fund......................................................  0.25%*
Short U.S. Government Fund............................................  0.25%**
Intermediate Mortgage Fund............................................  0.25%*,**
U.S. Government Mortgage Fund.........................................  0.25%**



--------

* The Adviser voluntarily waived a portion of the advisory fees with respect to the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund and the Intermediate Mortgage Fund. Without such waivers, the fees would have been 0.15%, 0.45%, 0.45% and 0.35%, respectively.

** For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Money Market Fund, Short U.S. Government Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund to the extent that the daily ratio of operating expenses to average daily net assets of such Fund exceeds 0.75%.

Each voluntary waiver may be terminated at any time by the Adviser.

A discussion regarding the basis for the Board of Trustees renewal of the Funds' investment advisory agreements will be contained in the most recent shareholder report for the semiannual period ended April 30.

Portfolio Managers

The portfolio managers of the Adviser manage each Fund's investments as a team.

The portfolio managers responsible for the day-to-day management of each Fund's investments are David F. Adamson, Kevin T. Blaser and David Woods.

Mr. Adamson, President and Chief Investment Strategist (Fixed Income) of the Adviser, leads the fixed income team that is responsible for the day-to-day management of the Funds' investments. Mr. Adamson joined the fixed income team in 2008 when he became President of the Adviser. He was President, Shay Financial Services, Inc. from 2007 to 2008, Executive Vice President of Shay Financial Services, Inc. from 2005 to 2007 and Vice President of Shay Financial Services, Inc. from 2000 to 2005. Mr. Adamson previously served as a portfolio manager of the AMF Funds from 1987 to 1994. He received both his Bachelor of Arts and Master of Business Administration in Finance from Southern Methodist University.

Mr. Blaser, Vice President and Senior Portfolio Manager of the Adviser, joined the Adviser's fixed income management team in 2003. Prior to joining the fixed income management team, Mr. Blaser worked for the Portfolio Strategies Group of the Funds' distributor, Shay Financial Services, Inc. Before joining Shay in 1998, Mr. Blaser worked for an institutional broker-dealer in the Detroit, Michigan area. He received a Bachelor of Arts in Economics from Michigan State University.

Mr. Woods, Portfolio Manager of the Adviser, joined the Adviser's fixed income management team in 2008. From 2006 to 2008, Mr. Woods was an analyst for the Adviser's operations and portfolio management teams. He received a Bachelor of Business Administration in Finance and Strategic Management from James Madison University.

Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds is available in the Statement of Additional Information (see "Adviser-Portfolio Managers" in the Statement of Additional Information).

DISTRIBUTOR
--------------------------------------------------------------------------------

Pursuant to the Distribution Agreement, Shay Financial Services, Inc. (the "Distributor"), as the principal distributor of the Funds' shares, directly and through other firms advertises and promotes the Funds. The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") which allows each Fund to pay the Distributor the following fees for the sale and distribution of its shares:

     Money Market Fund Class I Shares and Short U.S. Government Fund, a fee at an annual rate equal to 0.15% of the combined average daily net assets of each Fund (the "Combined Assets") up to and including $0.5 billion; an annual rate equal to 0.125% of the Combined Assets between $0.5 billion and $1.0 billion; an annual rate equal to 0.10% of the Combined Assets between $1.0 billion and $2.0 billion; and an annual rate equal to 0.075% of the Combined Assets over $2.0 billion.

     Ultra Short Mortgage Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

     Ultra Short Fund, a fee with respect to the Fund at an annual rate equal to 0.25% of the average daily net assets of the Fund.

     Intermediate Mortgage Fund and U.S. Government Mortgage Fund, a fee with respect to each Fund at an annual rate equal to 0.15% of the average daily net assets of each Fund up to and including $0.5 billion; an annual rate equal to 0.125% of the average daily net assets between $0.5 billion and $1.0 billion; an annual rate equal to 0.10% of the average daily net assets between $1.0 billion and $1.5 billion; and an annual rate equal to 0.075% of the average daily net assets over $1.5 billion.

The Distributor is currently waiving a portion of its fee for the Class I Shares of the Money Market Fund, the Ultra Short Mortgage Fund, and the Ultra Short Fund. The voluntary waivers may be terminated at any time by the Distributor.

Because these fees are paid out of a Fund's assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges.

NET ASSET VALUE

For all Funds other than the Money Market Fund, the net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. Each Fund's assets are valued at prices obtained from one or more independent pricing services or, for certain securities, the Board of Trustees has approved the daily use of a fixed income fair value pricing methodology developed by the Adviser that the Board believes reflects the fair value of such securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within sixty days may be valued at amortized cost.

The Money Market Fund's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost. The Trust's Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Fund will be able to do so.

INVESTING IN THE FUNDS

SHARE PURCHASES
--------------------------------------------------------------------------------

Shares of the Funds may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Funds may be made by telephoning the Distributor at (800) 527-3713.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. As used in this Prospectus, for each Fund, the term "Business Day" means any day on which The Bank of New York and the Bond Market (as determined by the Securities Industry and Financial Markets Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays. Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Bank of New York, New York, NY, ABA#021 000 018, Ref: Account Number 8900403195. For purchase of Asset Management Fund, (Name of Fund); From: (Name of Investor); Account Number (Investor's account number with the Trust); $(Amount to be invested).

FOR ALL FUNDS OTHER THAN THE MONEY MARKET FUND. For an investor's purchase to be eligible for same day settlement, the purchase order must be received on a Business Day before 12:00 Noon, New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day. For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., New York City time, and payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the next Business Day after the purchase order was received. An investor must indicate to the Trust at the time the order is placed whether same day or next day settlement is sought. Payment must be received by The Bank of New York by 4:00 p.m., New York City time, on the Business Day designated for settlement or the order will be cancelled.

FOR THE MONEY MARKET FUND. A purchase order must be received on a Business Day before 3:00 p.m., New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day.

In certain circumstances, such as when the New York Stock Exchange or the Bond Market closes early, the officers of the Trust may set an earlier cut-off time for orders eligible for same day settlement.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Trust's shares. The Distributor reserves the right to reimburse the Trust in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor's failure to make timely payment.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser, the Distributor or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust, the Adviser and/or the Distributor reserve the right to reject any purchase order.

PURCHASING SHARES THROUGH A SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

Shares of a Fund may be available through certain financial institutions (each such institution is a "Shareholder Servicing Agent"). The Funds have authorized one or more Shareholder Servicing Agents to receive purchase, exchange or redemption orders on their behalf, and the Shareholder Servicing Agents are authorized to designate other agents to receive purchase, exchange or redemption orders on behalf of the Funds. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to a Fund in accordance with its agreements with the Distributor and with clients and customers.

Certain Shareholder Servicing Agents, who have entered into agreements with a Fund, or if applicable their designated agents, may enter confirmed purchase orders on behalf of clients and customers for a Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. A Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, receives a purchase, exchange or redemption order. Orders received will be priced at the Fund's net asset value next computed after they are received by the Shareholder Servicing Agent or its authorized designee.

For further information as to how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of a Fund on your behalf, you should contact your Shareholder Servicing Agent.

ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MINIMUM INVESTMENT REQUIRED
--------------------------------------------------------------------------------

The minimum initial investment in each Fund is $10,000; provided, however, that the Distributor and/or the Trust reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

WHAT SHARES COST
--------------------------------------------------------------------------------

Shares of the Funds are sold at their net asset value next determined after the purchase order is received. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value"). There is no sales charge imposed by the Funds. For all Funds other than the Money Market Fund, the net asset value is determined each Business Day as of the close of the regular trading session of the Bond Market (normally 4:00 p.m. New York City time). For the Money Market Fund, net asset value is determined on each Business Day at 3:00 p.m., New York City time, for purchase orders. Net asset value of the Money Market Fund for purposes of pricing redemption orders is determined at 12:00 p.m. and 3:00 p.m., New York City time, on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

DIVIDENDS
--------------------------------------------------------------------------------

For all Funds dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 4:00 p.m. (3:00 p.m. for the Money Market Fund), New York City time, and are automatically reinvested in additional shares of the same Fund unless the shareholder requests cash payments by contacting the Distributor.

For all Funds other than the Money Market Fund, an investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are normally wired the next Business Day. For the Money Market Fund, an investor will receive the dividend declared on the day the purchase order is settled. A Money Market Fund shareholder seeking same day settlement of a redemption will not receive the dividend declared on the day the redemption order is effected.

Net capital gains, if any, of a Fund are generally declared and paid once each year and reinvested in additional shares of the same Fund or, at the shareholder's option, paid in cash.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
--------------------------------------------------------------------------------

Frequent purchases and redemptions of a Fund's shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. All Funds, except the Money Market Fund, discourage and have established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Funds' policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down ("market timing"); (ii) the Adviser on behalf of each Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Funds, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Funds. The Funds' policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Funds' frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Funds may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Funds with certain shareholder trading information. However, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Funds due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Funds to direct shareholders.

Unlike the other Funds, the Money Market Fund is designed to permit frequent trading in the Fund. As a result, the Trust's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent purchases and redemptions of the Fund shares.

REDEEMING SHARES

The Funds redeem shares at their respective net asset values next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

TELEPHONE REDEMPTION
--------------------------------------------------------------------------------

- For all Funds other than the Money Market Fund:

  Shareholders may redeem their shares by telephoning the Distributor on a Business Day by calling (800) 527-3713. Shareholders may experience difficulties contacting the Distributor during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also contact the

  Distributor at (312) 214-7455. In addition, shareholders can submit written requests for redemption as described under "Written Requests." Net asset value is determined each Business Day as of the close of the Bond Market (normally 4:00 p.m. New York City time). The time the redemption request is received determines when proceeds are sent and the accrual of dividends. Redemption requests received prior to 12:00 Noon, New York City time on a Business Day or other day redemptions are permitted, are effected on the same day, and the shareholder would receive that day's net asset value and dividend. Proceeds will normally be wired in federal funds to the shareholder's bank or other account shown on the Trust's records the next Business Day, but in no case later than seven days. Redemption requests received between 12:00 Noon and 4:00 p.m., New York City time, on a Business Day or other day redemption requests are permitted, are effected on the same day, and shareholders would receive that day's net asset value and that day's dividend. Proceeds will normally be wired in federal funds to the shareholder's bank or other account shown on the Trust's record no later than the second Business Day after receipt of the order, but in no case later than seven days. Shareholders will not receive a dividend for any day except the date the order is placed.

- For the Money Market Fund:

  Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. For redemptions, net asset value is determined twice each Business Day, at 12:00 Noon and at 3:00 p.m., New York City time. If the request is received before 3:00 p.m., New York City time, on a Business Day, the proceeds will normally be wired the same day in federal funds to the shareholder's bank or other account shown on the Fund's records, but in no case later than seven days ("same day settlement"). If the request is received after 3:00 p.m., New York City time, on a Business Day, the request will be priced and the proceeds will normally be wired the next Business Day. A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is effected.

WRITTEN REQUESTS
--------------------------------------------------------------------------------

Shares may also be redeemed by sending a written request to the Distributor, 230
W. Monroe Street, Suite 2810, Chicago, Illinois 60606-4902; Attention: Asset Management Fund.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

- a Federal Home Loan Bank

- a savings association or a savings bank

- a trust company or a commercial bank

- a member firm of a domestic securities exchange or a registered securities association

- a credit union or other eligible guarantor institution

In certain instances, the Trust or its designated agents may request signature guarantees or documentation believed necessary to insure proper authorization. The documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity. The Trust or its designated agents may, in its sole discretion, accept a corporate seal in lieu of a Medallion signature guarantee from investors who are of the type described above. Shareholders with questions concerning documentation should call the Distributor at (800) 527-3713.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

REDEMPTION IN KIND
--------------------------------------------------------------------------------

The Funds, with the exception of the Money Market Fund, reserve the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the Board of Trustees determines that the orderly liquidation of securities owned by a Fund is impracticable, or payment in cash would be prejudicial to the best interests of the remaining shareholders of a Fund. Pursuant to an election made by the Funds pursuant to Rule 18f-1 under the Investment Company Act of 1940, it is the policy of the Funds to effect redemption requests in an amount up to $250,000 over a ninety-day period in cash. Redemptions in excess of this amount may be effected in-kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

EXCHANGES

Shareholders may exchange shares of a Fund for shares in another Fund of the Trust by telephoning the Distributor on a Business Day. Call (800) 527-3713. Exchanges may also be made by written request as previously described under "Written Requests." The minimum amount for an exchange is the minimum initial investment of the Fund whose shares are being acquired; provided, however, that the Distributor and/or the Trust reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of a Fund, with the exception of certain exchanges from the Money Market Fund, will receive dividends in that Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next Business Day. Shareholders exchanging out of the Money Market Fund who submit their request before 12:00 Noon New York City time, will receive dividends in the Money Market Fund up to, but not including, the date the exchange is effected and will begin receiving dividends in the other Fund on the date of the exchange. Shareholders exchanging out of the Money Market Fund who submit their request on or after 12:00 Noon New York City time, will receive dividends in the Money Market Fund through the date the exchange is effected and will begin receiving dividends in the other Fund the next business day. An exchange between Funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the Fund from which the exchange is made and a purchase of the shares of the Fund into which the exchange is made.

THE AVAILABILITY OF THE EXCHANGE PRIVILEGE IS SUBJECT TO THE PURCHASE AND REDEMPTION POLICIES AND CURRENT OPERATING PRACTICES OF EACH FUND. FOR EXAMPLE, A SHAREHOLDER MAY NOT EXCHANGE INTO A FUND THAT IS CLOSED TO PURCHASES AND A SHAREHOLDER MAY NOT EXCHANGE OUT OF A FUND THAT IS CURRENTLY SATISFYING REDEMPTIONS UNDER THE REDEMPTION IN KIND PROVISIONS.

The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

SHAREHOLDER INFORMATION

VOTING RIGHTS
--------------------------------------------------------------------------------

The Trust currently offers seven funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. Shares of each Fund represent interests only in the corresponding Fund and have equal voting rights within each Fund. The Money Market Fund has two classes of shares: the Class I Shares and Class D Shares. The Large Cap Equity Fund also has two classes of shares: the class AMF Shares and the Class H Shares. Shares of each class have equal voting rights within each class and within the Money Market Fund and the Large Cap Equity Fund. The Large Cap Equity Fund and the Class D Shares of the Money Market Fund are offered in separate prospectuses. The Trust's First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of Fund or class, shall be voted in the aggregate and not by Fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing and designating that Fund or class, such requirements as to a separate vote by that Fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular Fund or class, only shareholders of the affected Fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the Fund or classes thereof).

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the Trust's policy with respect to disclosure of information regarding the portfolio holdings of the Funds is available in the Statement of Additional Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

Each Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for its future taxable years so long as such qualification is in the best interests of shareholders. If a Fund so qualifies, it will not pay federal income tax on the income and capital gain that it distributes to its shareholders.

Each Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than "qualified dividend income," are taxable for federal income tax purposes at ordinary income tax rates. For taxable years beginning before January 1, 2011, distributions designated as qualified dividend income are generally taxed to noncorporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. It is not anticipated that the Funds will make distributions that are treated as qualified dividend income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is currently taxable to noncorporate shareholders at a maximum federal income tax rate of 15%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

Any gain on a redemption or exchange of Fund shares is generally subject to federal income taxation unless the shareholder is exempt from such taxation.

A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes. Depending on your state's tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.

Prospective shareholders of a Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years or since inception. Certain information reflects financial results for a single Fund share outstanding throughout each year. The total returns in the tables represent the rate that an investor would have earned on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The information for each Fund has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

MONEY MARKET FUND, CLASS I SHARES
--------------------------------------------------------------------------------

                                                                  YEAR ENDED OCTOBER 31,
                                                     ------------------------------------------------
                                                       2008      2007      2006      2005      2004
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of year.................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income............................    0.0250    0.0512    0.0465    0.0264    0.0104
  Net realized losses from investments.............        --        --(a)     --        --(a)     --
                                                     --------  --------  --------  --------  --------
       Total from investment operations............    0.0250    0.0512    0.0465    0.0264    0.0104
                                                     --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:...................   (0.0250)  (0.0512)  (0.0465)  (0.0264)  (0.0104)
                                                     --------  --------  --------  --------  --------
Net asset value, end of year.......................  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                                                     ========  ========  ========  ========  ========
Total return.......................................     2.53%     5.24%     4.76%     2.68%     1.04%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)...............  $ 32,568  $131,720  $110,021  $ 81,311  $ 31,883
  Ratio of expenses to average net assets..........     0.20%     0.14%     0.18%     0.17%     0.11%
  Ratio of net investment income to average net
     assets........................................     2.82%     5.12%     4.68%     2.84%     1.04%
  Ratio of expenses to average net assets*.........     0.43%     0.40%     0.43%     0.42%     0.41%

-----------------------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a)   Net realized losses per share were less than $0.00005.

ULTRA SHORT MORTGAGE FUND
--------------------------------------------------------------------------------

                                                                 YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------
                                                  2008        2007        2006        2005        2004
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of year...........  $     9.62  $     9.68  $     9.69  $     9.83  $     9.88
                                               ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income......................      0.4290      0.5107      0.4216      0.2706      0.1824
  Net realized and unrealized gains (losses)
     from investments........................     (1.9116)    (0.0686)     0.0041(a)  (0.0930)    (0.0070)
                                               ----------  ----------  ----------  ----------  ----------
       Total from investment operations......     (1.4826)     0.4421      0.4257      0.1776      0.1754
                                               ----------  ----------  ----------  ----------  ----------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:.............     (0.4174)    (0.5021)    (0.4357)    (0.3176)    (0.2254)
                                               ----------  ----------  ----------  ----------  ----------
Change in net asset value....................       (1.90)      (0.06)      (0.01)      (0.14)      (0.05)
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, end of year.................  $     7.72  $     9.62  $     9.68  $     9.69  $     9.83
                                               ==========  ==========  ==========  ==========  ==========
Total return.................................      (15.95)%     4.67%       4.49%       1.83%       1.79%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's).........  $1,044,580  $2,131,889  $2,292,373  $2,674,298  $3,317,024
  Ratio of expenses to average net assets....       0.50%       0.46%       0.46%       0.46%       0.44%
  Ratio of net investment income to average
     net assets..............................       4.71%       5.28%       4.35%       2.80%       1.92%
  Ratio of expenses to average net assets*...       0.80%       0.76%       0.76%       0.76%       0.72%
  Portfolio turnover rate....................         35%         59%         83%         63%         50%

---------------------------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The amount shown for a share outstanding throughout the period dues not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

ULTRA SHORT FUND
--------------------------------------------------------------------------------


                                                                YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------
                                                     2008      2007      2006      2005      2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year...............  $   9.61  $   9.74  $   9.74  $   9.87  $   9.92
                                                   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................    0.4667    0.5137    0.4462    0.2909    0.1985
  Net realized and unrealized gains (losses) from
     investments.................................   (2.7462)  (0.1249)   0.0185   (0.0832)  (0.0217)
                                                   --------  --------  --------  --------  --------
       Total from investment operations..........   (2.2795)   0.3888    0.4647    0.2077    0.1768
                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:.................   (0.4705)  (0.5188)  (0.4647)  (0.3377)  (0.2268)
                                                   --------  --------  --------  --------  --------
Change in net asset value........................     (2.75)    (0.13)       --     (0.13)    (0.05)
                                                   --------  --------  --------  --------  --------
Net asset value, end of period...................  $   6.86  $   9.61  $   9.74  $   9.74  $   9.87
                                                   ========  ========  ========  ========  ========
Total return.....................................    (24.99)%   4.07%     4.88%     2.14%     1.80%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's).............  $ 39,750  $195,161  $204,662  $231,797  $291,349
  Ratio of expenses to average net assets........     0.54%     0.48%     0.48%     0.49%     0.47%
  Ratio of net investment income to average net
     assets......................................     5.16%     5.29%     4.57%     2.99%     2.00%
  Ratio of expenses to average net assets*.......     0.84%     0.78%     0.78%     0.79%     0.77%
  Portfolio turnover rate........................       32%       36%       89%       36%      118%

---------------------------------------------------------------------------------------------------



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

SHORT U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------


                                                                YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------
                                                     2008      2007      2006      2005      2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year...............  $  10.35  $  10.37  $  10.37  $  10.61  $  10.68
                                                   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................    0.4301    0.5222    0.4370    0.3421    0.2640
  Net realized and unrealized gains (losses) from
     investments.................................   (1.0594)  (0.0232)   0.0209   (0.2035)  (0.0415)
                                                   --------  --------  --------  --------  --------
       Total from investment operations..........   (0.6293)   0.4990    0.4579    0.1386    0.2225
                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:.................   (0.4407)  (0.5190)  (0.4579)  (0.3786)  (0.2925)
                                                   --------  --------  --------  --------  --------
Change in net asset value........................     (1.07)    (0.02)       --     (0.24)    (0.07)
                                                   --------  --------  --------  --------  --------
Net asset value, end of year.....................  $   9.28  $  10.35  $  10.37  $  10.37  $  10.61
                                                   ========  ========  ========  ========  ========
Total return.....................................     (6.71)%   4.93%     4.52%     1.33%     2.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's).............  $ 60,534  $132,727  $162,250  $156,322  $153,252
  Ratio of expenses to average net assets........     0.53%     0.48%     0.51%     0.50%     0.48%
  Ratio of net investment income to average net
     assets......................................     4.33%     5.04%     4.22%     3.24%     2.50%
  Portfolio turnover rate........................       58%       42%       56%       95%      152%

---------------------------------------------------------------------------------------------------

INTERMEDIATE MORTGAGE FUND
--------------------------------------------------------------------------------


                                                                YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------
                                                     2008      2007      2006      2005      2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year...............  $   9.12  $   9.29  $   9.28  $   9.57  $   9.62
                                                   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................    0.4504    0.4810    0.4306    0.3792    0.2892
  Net realized and unrealized gains (losses) from
     investments.................................   (2.7388)  (0.1774)   0.0123   (0.2778)  (0.0233)
                                                   --------  --------  --------  --------  --------
       Total from investment operations..........   (2.2884)   0.3036    0.4429    0.1014    0.2659
                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:.................   (0.4416)  (0.4736)  (0.4329)  (0.3914)  (0.3159)
                                                   --------  --------  --------  --------  --------
Change in net asset value........................     (2.73)    (0.17)     0.01     (0.29)    (0.05)
                                                   --------  --------  --------  --------  --------
Net asset value, end of year.....................  $   6.39  $   9.12  $   9.29  $   9.28  $   9.57
                                                   ========  ========  ========  ========  ========
Total return.....................................    (25.94)%   3.31%     4.90%     1.07%     2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's).............  $ 80,239  $230,076  $259,106  $277,961  $298,308
  Ratio of expenses to average net assets........     0.51%     0.48%     0.48%     0.48%     0.47%
  Ratio of net investment income to average net
     assets......................................     5.42%     5.19%     4.65%     4.02%     3.02%
  Ratio of expenses to average net assets*.......     0.61%     0.58%     0.58%     0.58%     0.57%
  Portfolio turnover rate........................       18%       39%       56%       95%      148%

---------------------------------------------------------------------------------------------------



* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

U.S. GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------


                                                                YEAR ENDED OCTOBER 31,
                                                   ------------------------------------------------
                                                     2008      2007      2006      2005      2004
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year...............  $  10.13  $  10.18  $  10.19  $  10.59  $  10.56
                                                   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..........................    0.4898    0.5287    0.5038    0.4855    0.3875
  Net realized and unrealized gains (losses) from
     investments.................................   (1.2772)  (0.0631)  (0.0053)  (0.3880)   0.0795
                                                   --------  --------  --------  --------  --------
     Total from investment operations............   (0.7874)   0.4656    0.4985    0.0975    0.4670
                                                   --------  --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income:.................   (0.4826)  (0.5156)  (0.5085)  (0.4975)  (0.4370)
                                                   --------  --------  --------  --------  --------
Change in net asset value........................     (1.27)    (0.05)    (0.01)    (0.40)     0.03
                                                   --------  --------  --------  --------  --------
Net asset value, end of year.....................  $   8.86  $  10.13  $  10.18  $  10.19  $  10.59
                                                   ========  ========  ========  ========  ========
Total return.....................................     (8.11)%   4.69%     5.04%     0.92%     4.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's).............  $ 59,835  $131,070  $164,088  $166,048  $166,868
  Ratio of expenses to average net assets........     0.52%     0.49%     0.48%     0.48%     0.47%
  Ratio of net investment income to average net
     assets......................................     4.96%     5.20%     4.98%     4.66%     3.70%
  Portfolio turnover rate........................       28%       39%      105%       71%      171%

---------------------------------------------------------------------------------------------------

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606


ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606


ADMINISTRATOR AND TRANSFER
AND DIVIDEND AGENT
Citi Fund Services
3435 Stelzer Road
Columbus, Ohio 43219


LEGAL COUNSEL
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601


CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
41 South High Street
Columbus, Ohio 43215


TRUSTEES AND OFFICERS
Rodger D. Shay
Trustee and Chairman


Gerald J. Levy
Trustee and Vice Chairman


Richard M. Amis
Trustee


David F. Holland
Trustee



William A. McKenna, Jr.
Trustee


Christopher M. Owen
Trustee


Maria F. Ramirez
Trustee


Rodger D. Shay, Jr.
Trustee and President


Robert T. Podraza
Vice President and Assistant Treasurer


Arthur A. Jensen
Treasurer


Daniel K. Ellenwood
Secretary


Michael Nanosky
Chief Compliance Officer


Christine A. Cwik
Assistant Secretary


Danio Mastropieri
Assistant Secretary

Additional information about the Funds may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Funds' investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Funds, except the Money Market Fund, during the last fiscal year, as well as a listing of the Funds' portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713


By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Suite 2810
Chicago, IL 60606


Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
(a duplication fee is charged)


In Person:
Public Reference Room
Securities and Exchange Commission
Washington, D.C.
(Call 1-202-551-8090 for more information)


By Internet:
http://www.amffunds.com
http://www.sec.gov (EDGAR Database)


By E-mail:
publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Funds or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number:     Asset Management Fund    811-03541

March 1, 2009


--------------------------------------------------------------------------------
                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   [AMF LOGO]

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                              ASSET MANAGEMENT FUND

                                  MUTUAL FUNDS

                                MONEY MARKET FUND
                                 CLASS D SHARES*

  The Asset Management Fund is regulated by the Investment Company Act of 1940.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus.
                  It is a federal offense to suggest otherwise.

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* Class I Shares of the Money Market Fund are offered in a separate prospectus.

TABLE OF CONTENTS
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
SUMMARY................................................................     2

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SUMMARY OF PRINCIPAL RISKS.............................................     6
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INVESTMENT INFORMATION.................................................     7
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  Principal Investment Strategies......................................     7

FUND INFORMATION.......................................................     9
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  Investment Adviser...................................................     9
  Distributor..........................................................    10

NET ASSET VALUE........................................................    10
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INVESTING IN THE FUND..................................................    10
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  Purchases and Redemptions through Sweep Arrangements.................    10
  Direct Purchases and Redemptions.....................................    11
  Purchasing Shares through a Shareholder Servicing Agent..............    13
  Anti-Money Laundering Program........................................    13
  What Shares Cost.....................................................    14
  Dividends............................................................    14
  Frequent Purchases and Redemptions of Fund Shares....................    14

REDEEMING SHARES.......................................................    15
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SHAREHOLDER INFORMATION................................................    15
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  Voting Rights........................................................    15
  Disclosure of Information Regarding Portfolio Holdings...............    15
  Federal Income Tax Information.......................................    16

FINANCIAL HIGHLIGHTS...................................................    17
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

MONEY MARKET FUND, CLASS D SHARES                                        SUMMARY
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INVESTMENT OBJECTIVE

     The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions ("Financial Institutions") under current applicable federal regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether the Fund is a permissible investment under their state law.

     The Fund invests in high quality fixed and variable rate short-term money market instruments (including assets subject to repurchase agreements) that are denominated in U.S. dollars, have minimum credit risk and have a remaining maturity of 397 days or less. The dollar-weighted average maturity of the Fund is 90 days or less. The Fund is managed to keep its share price stable at $1.00 although there is no assurance that it will be successful in doing so.

     Permissible investments include obligations issued or guaranteed by the U.S. Government or issued or guaranteed by an agency or instrumentality of the U.S. Government, mortgage-related securities, eligible bankers' acceptances with maturities of ninety days or less issued by Federal Deposit Insurance Corporation "(FDIC)" insured institutions, certificates of deposit and other time deposits of FDIC insured depository institutions and other securities that are eligible for purchase by a money market fund under Rule 2a-7 under the Investment Company Act of 1940, provided that such securities are otherwise permissible investments for Financial Institutions without statutory limitations. Although some of these obligations may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

     The Fund primarily invests in securities that have received the highest short-term ratings from at least two Nationally Recognized Statistical Rating Organizations ("NRSRO") (or that received the highest rating from the single NRSRO assigning a rating) -- "First Tier" securities. No more than 5% of the value of the Fund's total assets may be invested in securities rated lower than "First Tier."

PRINCIPAL RISKS

     An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are: *Interest Rate Risk *Market Risk *Management Risk *Credit Risk *Issuer Risk *Government Agency Risk.

     Please see "Summary of Principal Risks" following the Fund summary for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The following bar chart and table provide an illustration of how performance has varied over time. The bar chart depicts the change in performance from year to year during the period indicated. The Fund's past performance does not necessarily indicate how it will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31 (Class D Shares)
                           [ANNUAL RETURNS BAR CHART]

During the period shown in the bar chart, the highest return for a calendar quarter was 1.47% (quarter ended 12/31/00) and the lowest return for a calendar quarter was 0.04% (quarter ended 12/31/08). Total Return and yield reflect voluntary waivers of certain fees and expenses by the Adviser and Distributor. There is no assurance such waivers will continue.

AVERAGE ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31, 2008)*


                                                       1 YEAR  5 YEARS  10 YEARS
                                                       ------  -------  --------
Money Market Fund, Class D Shares....................   1.43%   2.75%     2.81%


The Money Market Fund's (Class D Shares) 7-day effective yield ended on December 31, 2008 was 0.10%. To obtain the Fund's current 7-day yield information, please call us toll-free at 1-800-527-3713.

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                                        4

FEES AND EXPENSES:

This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

SHAREHOLDER FEES...................................................    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
  ASSETS)
Advisory Fee.......................................................   0.15%*,**
12b-1 Fees.........................................................   0.60%*
Other Expenses.....................................................   0.13%
                                                                     ------
Total Fund Operating Expenses......................................   0.88%
Expense Reimbursements.............................................  (0.13%)
                                                                     ------
Net Fund Operating Expenses........................................   0.75%**



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 * For the fiscal year ended October 31, 2008, the Adviser voluntarily waived a portion of its advisory fee so that the "Advisory Fee" for the Class D Shares of the Money Market Fund was 0.03% of average daily net assets. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived 0.05% of its 12b-1 Fee so that the "12b-1 Fees" for the Class D Shares of the Money Market Fund was 0.55% of average daily net assets.

** For the term of the advisory agreement which is subject to annual renewal on March 1 of each year, the Adviser has contractually agreed to reduce its advisory fee with respect to the Fund to the extent that the daily ratio of operating expenses to average daily net assets of the Fund exceeds 0.75%.

EXAMPLE

This example helps you compare the cost of investing in Class D Shares of the Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class D Shares for the time periods indicated, reinvesting all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based on net operating expenses for the first year and total operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                ------  -------  -------  --------
Money Market Fund, Class D Shares.............    $77     $268     $475    $1,072

SUMMARY OF PRINCIPAL RISKS

CREDIT RISK                Securities are generally affected by varying degrees
                           of credit risk. A security's credit risk is reflected in its credit rating. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

GOVERNMENT AGENCY RISK     Some obligations issued or guaranteed by U.S.
                           Government agencies or instrumentalities are not backed by the full faith and credit of the U.S.
                           Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S.
                           Government itself if those agencies or
                           instrumentalities do not meet their commitments.

INTEREST RATE RISK         Normally, the values of fixed income securities vary
                           inversely with changes in prevailing interest rates.
                           With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations.

ISSUER RISK                A security may lose value as a result of a number of
                           factors. These factors include capital structure
                           (particularly the issuer's use of leverage), management performance and a diminished market for the issuer's products and/or services.

MANAGEMENT RISK            The Fund is subject to management risk due to the
                           active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund.
                           However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

MARKET RISK                The value of the securities owned by the Fund can
                           increase and decrease quickly at unexpected times.
                           The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e. labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Mortgage-Related Securities

     The Fund may invest in mortgage-related securities and may invest all of its assets in such securities consistent with Rule 2a-7 under the Investment Company Act of 1940. Mortgage-related securities include fixed rate and adjustable-rate mortgage pass-through securities and fixed rate and variable rate collateralized mortgage obligations ("CMOs").

     Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related, mortgage-backed securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. The Fund may invest only in short-term private mortgage-related securities rated in the highest rating category by an NRSRO and long-term private mortgage-related securities rated in one of the two highest rating categories by an NRSRO. If a security is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.

U.S. Government Securities

     U.S. Government Securities are issued by the U.S. Government, its agencies or government-sponsored enterprises ("instrumentalities"). These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to:
     (i) obligations of the Federal Home Loan Banks, which have the right to borrow from the U.S. Treasury to meet their obligations; (ii) obligations of the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), each of which are supported by the discretionary authority of the U.S. Treasury to purchase the instrumentality's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credit of the issuing agency or instrumentality. Securities which are backed by the full faith and credit of the United States include U.S. Treasury securities and securities issued by the Government National Mortgage Association ("GNMA").

     In September 2008, FNMA and FNLMC were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FNLMC's assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the management of FNMA and FNLMC was replaced. In addition, the Treasury has announced additional initiatives and programs to strengthen FNMA and FHLMC. There is no assurance that the conservatorship or Treasury initiatives will be successful.

     U.S. Government Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Agency or instrumentality obligations may be subject to government agency risk.

Variable and Floating Rate Securities

     The Fund may purchase securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. The Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Repurchase Agreements

     The Fund may enter into repurchase agreements, in which the Fund purchases obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks from a bank or broker-dealer who agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Certificates of Deposit and Bankers' Acceptances

     The Fund may invest in certificates of deposit and other time deposits in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation ("FDIC Insured Institution"), including certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks. Investments in certificates of deposit issued by and other time deposits in foreign branches of FDIC insured banks involve somewhat different investment risks than those affecting deposits in United States branches of such banks, including the risk of future political or economic developments or government action that would adversely affect payments on deposits.

     The Fund may invest in eligible bankers' acceptances of an FDIC Insured Institution if such acceptances have remaining maturities of 90 days or less. Generally, eligible bankers' acceptances are acceptances that are acceptable by a Federal Reserve Bank as collateral at the discount window.

     The Fund's investments in repurchase agreements and certificates of deposit and other time deposits of or in FDIC Insured Institutions will generally not be insured by any government agency.

FUND INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Investment decisions for the Fund are made by Shay Assets Management, Inc. ("Adviser"), a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940 and managed, as of December 31, 2008, approximately $1.3 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

     During the fiscal year ended October 31, 2008, the Adviser voluntarily waived a portion of its advisory fee so that the Fund paid a fee of 0.03% of average net assets of the Class D Shares of the Fund. Without such waiver, the Fund would have paid an annual advisory fee of 0.15% of the average daily net assets of the Class D Shares of the Fund.

     A discussion regarding the basis for the Board of Trustees approving the Fund's investment advisory agreement will be available in the Semiannual Report for the period ended April 30, 2009.

Portfolio Managers

     The portfolio managers of the Adviser manage the Fund's investments as a team. The portfolio managers responsible for the day-to-day management of the Fund's investments are David F. Adamson, Kevin T. Blaser and David Woods.

DISTRIBUTOR
--------------------------------------------------------------------------------

     Pursuant to the Distribution Agreement, Shay Financial Services, Inc. ("the Distributor"), as the principal distributor of the Class D Shares, directly and through other firms advertises and promotes the Fund. In addition, the Distributor retains Citi Fund Services and various financial institutions to administer and operate, respectively, sweep programs through which investors may invest in the Class D Shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") which allows the Class D Shares of the Fund to pay the Distributor a fee at an annual rate equal to 0.60% of the average daily net assets of the Class for the sale and distribution of its shares. For the fiscal year ended October 31, 2008, the Distributor voluntarily agreed to waive 0.05% of its fee so that the Fund paid a fee equal to 0.55% of the average daily net assets of the Class. This voluntary waiver may be terminated at any time by the Distributor. Because these fees are paid out of the Class's assets on an ongoing basis over time, these fees will increase the cost of your investment. This charge could cost you more over time than you would pay through some other types of sales charges.

NET ASSET VALUE

     The Fund's net asset value per share is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund's investments are valued in accordance with Rule 2a-7 under the Investment Company Act of 1940 based on their amortized cost. The Trust's Board of Trustees has established procedures reasonably designed to stabilize the net asset value per share at $1.00, although there is no assurance that the Fund will be able to do so.

INVESTING IN THE FUND

PURCHASES AND REDEMPTIONS THROUGH SWEEP ARRANGEMENTS
--------------------------------------------------------------------------------

     The following information pertains only to investors who establish accounts and invest automatically through cash sweep arrangements offered and operated by participating financial institutions. Clients should also read, sign and retain the Sweep Agreement governing the sweep arrangement at their financial institution, as this agreement contains additional information. Financial institutions may charge additional fees directly to investors for operation of the sweep arrangements.

     For investors who wish to establish accounts and invest other than through such sweep arrangements, the procedures for purchasing and redeeming shares are described in the following section under the heading "Direct Purchases and Redemptions." However, investors not wishing to participate in sweep arrangements should be aware that Class I Shares of the Fund, offered by a separate prospectus, do not include sweep services and, therefore, have lower Total Fund Operating Expenses.

Purchases

     Shares of the Fund may be purchased only through cash sweep transactions generated by the investor's financial institution in their role as operator of the cash sweep arrangement. Establishment of an account requires that certain documents and applications be signed before any cash sweep investments can be processed. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services.

     The Fund, the Adviser and/or the Distributor reserve the right to reject any purchase order. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Fund.

Redemptions

     Shares of the Fund may be redeemed only through cash sweep transactions generated by the investor's financial institution in their role as operator of the cash sweep arrangement. Shares may be redeemed on Business Days.

     If making immediate payment of redemption proceeds could adversely affect the Fund, shareholders may be paid up to seven days after receipt of the redemption request.

DIRECT PURCHASES AND REDEMPTIONS
--------------------------------------------------------------------------------

Purchases

     To purchase shares of the Fund, investors may open an account by calling the Distributor at (800) 527-3713 and obtaining an application form. After a completed application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Distributor.

     Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Fund. (As used in this Prospectus, the term "Business Day" means any day on which The Bank of New York and the Bond Market (as determined by the Securities Industry and Financial Markets Association) are both open for business. The Bank of New York is open weekdays and is closed on weekends and certain national holidays.) Payment must be in the form of federal funds. Checks are not accepted. Wire transfer instructions for federal funds should be as follows: Bank of New York, New York, NY, ABA# 021 000 018, Ref: Account Number 8900403195. For purchase of Asset Management Fund, Money Market Fund; From: (Name of Investor); Account Number (Investor's account number with the Fund); $(Amount to be invested).

     A purchase order must be received on a Business Day before 3:00 p.m., New York City time, and payment for the purchase order must be received by The Bank of New York by 4:00 p.m., New York City time, of that day.

     A purchase order is considered binding upon the investor. If payment is not timely received, the Fund may hold the investor responsible for any resulting losses or expenses the Fund incurs. In addition, the Fund, the Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of the Fund's shares. The Distributor reserves the right to reimburse the Fund in its sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Fund as a result of the investor's failure to make timely payment.

     Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Fund, the Adviser, the Distributor or The Bank of New York. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Fund, the Adviser and/or the Distributor reserve the right to reject any purchase order.

Redemptions

     Shareholders may redeem their shares by telephoning the Distributor on a Business Day. Call (800) 527-3713. For redemptions, net asset value is determined twice each Business Day, at 12:00 Noon and at 3:00 p.m., New York City time. If the request is received before 3:00 p.m., New York City time, on a Business Day, the proceeds will normally be wired the same day in federal funds to the shareholder's bank or other account shown on the Fund's records, but in no case later than seven days ("same day settlement"). If the request is received after 3:00 p.m., New York City time, on a Business Day, the request will be priced and the proceeds will normally be wired the next Business Day.

     A shareholder seeking same day settlement will not receive any dividend declared on the day its redemption request is effected.

PURCHASING SHARES THROUGH A SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

     Shares of the Fund may be available through certain financial institutions (each such institution is a "Shareholder Servicing Agent"). The Fund has authorized one or more Shareholder Servicing Agents to receive purchase, exchange or redemption orders on its behalf, and the Shareholder Servicing Agents are authorized to designate other agents to receive purchase, exchange or redemption orders on behalf of the Fund. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to the Fund in accordance with its agreements with the Distributor and with clients and customers.

     Certain Shareholder Servicing Agents, who have entered into agreements with the Fund, or if applicable their designated agents, may enter confirmed purchase orders on behalf of clients and customers for the Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, receives a purchase, exchange or redemption order. Orders received will be priced at the Fund's net asset value next computed after they are received by the Shareholder Servicing Agent or its authorized designee.

     For further information as to how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

     The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

     Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

WHAT SHARES COST
--------------------------------------------------------------------------------

     Class D Shares are sold at their net asset value next determined after the purchase order is received. The Fund seeks to maintain a net asset value of $1.00 per share. (See "Net Asset Value.") There is no front-end or contingent deferred sales charge imposed by the Fund. Net asset value is determined on each Business Day at 3:00 p.m., New York City time for purchase orders. For purposes of pricing redemption orders, net asset value is determined twice on any day redemptions are permitted and a proper redemption request is received (see "Redeeming Shares").

     Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

DIVIDENDS
--------------------------------------------------------------------------------

     Dividends are declared daily and paid monthly. Such dividends are declared immediately prior to 3:00 p.m., New York City time, and are automatically paid in cash and credited to the shareholder's account at the participating financial institution. An investor will receive the dividend declared on the day its purchase order is settled but shareholders seeking same day settlement will not receive the dividend declared on the day its redemption order is effected.

     Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in additional shares or, at the shareholder's option, paid in cash.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
--------------------------------------------------------------------------------

     The Fund is designed to permit frequent trading in the Fund. As a result, the Trust's Board of Trustees has determined that it would be appropriate for the Fund not to adopt policies and procedures with respect to frequent purchases and redemptions of Fund shares.

     Frequent purchases and redemptions of the Fund's shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or fund expenses.

REDEEMING SHARES

     The Fund redeems shares at its net asset value next determined after the Distributor receives the redemption request. Redemptions may be made on Business Days.

SHAREHOLDER INFORMATION

VOTING RIGHTS
--------------------------------------------------------------------------------

     Besides the Money Market Fund, the Trust has six other portfolios which are offered in a separate prospectus: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. Shares of each Fund represent interests only in the corresponding Fund and have equal voting rights within that Fund. The Money Market Fund has two classes of shares: the Class I and Class D Shares and the Large Cap Equity Fund has two classes of shares: Class AMF and Class H Shares. Shares of each class have equal voting rights within each class and within each Fund. The Trust's First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of Fund or class, shall be voted in the aggregate and not by Fund or class, except that (i) as to any matter with respect to which a separate vote of any Fund or class is permitted or required by the Investment Company Act of 1940 or the document establishing or designating that Fund or class, such requirements as to a separate vote by that Fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter that does not affect the interest of a particular Fund or class, only shareholders of the affected Fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the Fund or classes thereof).

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

     A description of the Fund's policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional

     Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

     The Fund has not been required to pay federal income taxes because it has taken all necessary action to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and has distributed each year all of its net investment income and net capital gains. The Fund intends to remain so qualified for its future taxable years so long as such qualification is in the best interests of shareholders.

     The Fund intends to distribute all net investment income and net capital gains, if any, of the Fund to shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends are received in cash or as additional shares. Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. It is not anticipated that the Fund's distributions will be treated as "qualified dividend income" eligible for reduced rates of federal income taxation when received by noncorporate shareholders.

     Dividends and distributions may be subject to state and local taxes. Depending on your state's tax laws, however, dividends attributable to interest earned on direct obligations of the U.S. Government may be exempt from such taxes.

     Information on the federal income tax status of dividends and distributions is provided annually.

     The Fund may be required to withhold for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

     Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights table is intended to help you understand the Fund's past financial performance. Certain information reflects financial results for a single Fund share outstanding throughout the year. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request.

MONEY MARKET FUND CLASS D
--------------------------------------------------------------------------------

                                                            YEAR ENDED
                                                           OCTOBER 31,

                                          2008       2007      2006      2005      2004
                                        --------   --------  --------  --------  --------
Net asset value, beginning of year....  $   1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                        --------   --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............    0.0207     0.0462    0.0420    0.0219    0.0054
  Net realized losses from
     investments......................        --         --(a)     --        --(a)     --
                                        --------   --------  --------  --------  --------
     Total from investment
       operations.....................    0.0207     0.0462    0.0420    0.0219    0.0054
                                        --------   --------  --------  --------  --------
LESS DISTRIBUTIONS:
  Dividends paid to stockholders:
     From net investment income.......   (0.0207)   (0.0462)  (0.0420)  (0.0219)  (0.0054)
                                        --------   --------  --------  --------  --------
Net asset value, end of year..........  $   1.00   $   1.00  $   1.00  $   1.00  $   1.00
                                        ========   ========  ========  ========  ========
Total return..........................     2.09%      4.72%     4.29%     2.22%     0.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in 000's)..  $ 14,136   $ 58,157  $ 31,181  $ 38,622  $ 19,089
  Ratio of expenses to average net
     assets...........................     0.68%      0.64%     0.63%     0.63%     0.61%
  Ratio of net investment income to
     average net assets...............     2.67%      4.60%     4.29%     2.23%     0.54%
  Ratio of expenses to average net
     assets*..........................     0.88%      0.85%     0.88%     0.88%     0.86%

-----------------------------------------------------------------------------------------



 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Net realized losses per share were less than $0.00005.

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606

ADMINISTRATOR AND TRANSFER
AND DIVIDEND AGENT
Citi Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
41 South High Street
Columbus, Ohio 43215

TRUSTEES AND OFFICERS
Rodger D. Shay
Trustee and Chairman

Gerald J. Levy
Trustee and Vice Chairman

Richard M. Amis
Trustee

David F. Holland
Trustee

William A. McKenna, Jr.
Trustee

Christopher M. Owen
Trustee

Maria F. Ramirez
Trustee

Rodger D. Shay, Jr.
Trustee and President

Robert T. Podraza
Vice President and Assistant Treasurer

Arthur A. Jensen
Treasurer

Daniel K. Ellenwood
Secretary

Michael Nanosky
Chief Compliance Officer

Christine A. Cwik
Assistant Secretary

Danio Mastropieri
Assistant Secretary

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund's investments and operations. The semiannual and annual shareholder reports contain a listing of the Fund's portfolio holdings and financial statements. These documents may be obtained without charge from the following sources:

By Phone:
1-800-527-3713


By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Suite 2810
Chicago, IL 60606


Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
(a duplication fee is charged)


In Person:
Public Reference Room
Securities and Exchange Commission,
Washington, D.C.
(Call 1-202-942-8090 for more information)


By Internet:
http://www.amffunds.com
http://www.sec.gov (EDGAR Database)


By E-mail:
publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Fund or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number:     Asset Management Fund     811-03541

March 1, 2009

--------------------------------------------------------------------------------
                                   PROSPECTUS

--------------------------------------------------------------------------------

                                   [AMF LOGO]

--------------------------------------------------------------------------------
                              ASSET MANAGEMENT FUND

                                  MUTUAL FUNDS

                              LARGE CAP EQUITY FUND
                                CLASS AMF SHARES
                                 CLASS H SHARES

The Asset Management Fund is regulated by the Investment Company Act of 1940, as amended.

  The Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this Prospectus. It is a federal offense to suggest otherwise.

TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                                                                      PAGE
                                                                                      ----

LARGE CAP EQUITY FUND..............................................................     2

------------------------------------------------------------------------------------------
  Investment Objectives............................................................     2
  Principal Investment Strategies..................................................     2
  Principal Risks..................................................................     2
  Fund Performance History.........................................................     2

SUMMARY OF PRINCIPAL RISKS.........................................................     5
------------------------------------------------------------------------------------------

INVESTMENT INFORMATION.............................................................     5
------------------------------------------------------------------------------------------
     Principal Investment Strategies...............................................     5

TRUST AND FUND INFORMATION.........................................................     6
------------------------------------------------------------------------------------------
     Investment Adviser............................................................     6

NET ASSET VALUE....................................................................     6
------------------------------------------------------------------------------------------

INVESTING IN THE FUND..............................................................     6
------------------------------------------------------------------------------------------
     Share Purchases...............................................................     6
     Purchasing Shares through a Shareholder Servicing Agent.......................     7
     Anti-Money Laundering Program.................................................     8
     Minimum Investment Required...................................................     8
     What Shares Cost..............................................................     8
     Dividends.....................................................................     8
     Frequent Purchases and Redemptions of Fund Shares.............................     8
     Capital Gains.................................................................     9

REDEEMING SHARES...................................................................     9
------------------------------------------------------------------------------------------
     Telephone Redemption..........................................................     9
     Written Requests..............................................................     9
     Redemption in Kind............................................................    10

EXCHANGES..........................................................................    10
------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION............................................................    10
------------------------------------------------------------------------------------------
     Voting Rights.................................................................    10
     Disclosure of Information Regarding Portfolio Holdings........................    11
     Federal Income Tax Information................................................    11

FINANCIAL HIGHLIGHTS...............................................................    12

LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

The Fund's primary investment objective is to achieve capital appreciation. The objective of income is secondary.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities of U.S.-based companies whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser. Specifically, the Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

The equity securities in which the Fund invests consist primarily of dividend-paying common stocks of large-capitalization companies. The Fund considers large capitalization companies to be those with market capitalizations in excess of $8 billion. The Fund may invest up to 20% of its assets in equity securities of smaller companies. The equity securities in which the Fund may invest also include common stocks that do not pay dividends, preferred stocks and corporate debt securities convertible into common stock.

Under normal market conditions, it is the Fund's policy to invest at least 80% of its net assets (measured at the time of such investment) in the equity securities of large-capitalization companies and, to the extent reasonably practicable, at least 80% of its assets in common stock. However, if the Adviser deems it beneficial for defensive purposes during adverse market, economic or other conditions, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objectives.

PRINCIPAL RISKS

It is possible to lose money by investing in the Fund. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are: *Market Risk, *Management Risk and *Issuer Risk.

Please see "Summary of Principal Risks" following the Fund summary for a description of these and other risks of investing in the Fund.

FUND PERFORMANCE HISTORY

The bar chart shows how the performance of Class AMF shares of the Fund has varied over time. The bar chart depicts the change in performance of Class AMF shares of the Fund from year-to-year during the periods indicated. On February 20, 2009, the John Hancock Large Cap Select Fund was reorganized into the Large Cap Equity Fund. Class H shares commenced operations as of the date of the reorganization. Class AMF shares and Class H shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the returns of the Class AMF shares would be lower than the returns of the Class H shares, due to differing expenses between the share classes.

On January 8, 2007, Asset Management Fund Large Cap Equity Institutional Fund, Inc. (the "Predecessor Fund") was reorganized into the Large Cap Equity Fund. The Fund had no operations prior to the reorganization. The Predecessor Fund was a diversified open-end management investment company incorporated under the laws of the State of New York. Financial and performance information included in this Prospectus for the period prior to January 8, 2007, is that of the Predecessor Fund.

                                                                         SUMMARY

--------------------------------------------------------------------------------

The Class AMF shares of the Fund and the Predecessor Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The chart and table assume reinvestment of dividends and distributions.

Annual Returns for the Years Ended December 31

(GRAPH)


1999                                                 6.51
2000                                                 4.07
2001                                                -3.90
2002                                               -16.19
2003                                                17.48
2004                                                 5.16
2005                                                -2.70
2006                                                13.83
2007                                                 2.48
2008                                               -28.57




During the period shown in the bar chart, the highest return for a quarter was 11.96% (quarter ended 12/31/01) and the lowest return for a quarter was -18.59% (quarter ended 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS.*

The following table compares the Fund's average annual total returns of Class AMF shares of the Fund for the periods ended December 31, 2008, to a broad-based securities market index (which unlike the Fund has no fees or expenses).

                                                           1 YEAR  5 YEARS  10 YEARS
                                                          -------  -------  --------
Large Cap Equity Fund, Class AMF (before taxes).........  -28.57%   -3.14%   -1.11%
Large Cap Equity Fund, Class AMF (after taxes on
  distributions)**......................................  -29.12%   -4.22%   -2.29%
Large Cap Equity Fund, Class AMF (after taxes on
  distributions and redemptions)**......................  -18.26%   -2.47%   -1.02%
S&P 500 Index***........................................  -36.99%   -2.19%   -1.38%



--------

* The performance shown above in the bar chart and accompanying table is based on the performance of Class AMF shares of the Fund since its inception on January 8, 2007 and the Predecessor Fund for periods before January 8, 2007. Class H shares commenced operations on February 20, 2009.

** After-tax returns are calculated using the applicable highest marginal individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** The S&P 500 Index is the Standard & Poor's Composite Index of 500 Stocks, which is a commonly recognized unmanaged price index of 500 widely held common stocks. The Index reflects no deduction for fees, expenses or taxes.

FEES AND EXPENSES:

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. THE INFORMATION SHOWN FOR CLASS H SHARES IS BASED UPON ESTIMATED ANNUALIZED EXPENSES THE FUND EXPECTS TO INCUR DURING THE INITIAL YEAR OF OPERATIONS FOR CLASS H SHARES OF THE FUND.

SHAREHOLDER FEES. The Fund does not impose shareholder fees. These are the fees charged directly to an investor's account. Examples of shareholder fees include sales loads, redemption fees or exchange fees.

ANNUAL FUND OPERATING EXPENSES are paid out of the Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example shows, these costs are borne indirectly by shareholders.

                                                                         SUMMARY

--------------------------------------------------------------------------------

                                                                    CLASS AMF          CLASS H
                                                                    ---------          -------
SHAREHOLDER FEES..........................................             None              None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average
  net assets)
Advisory Fee..............................................            0.65%             0.65%
12b-1 Fees................................................            0.25%*            0.00%
Other Expenses............................................            0.16%             0.16%***
Acquiring Fund (Underlying Fund) Expenses.................            0.01%**           0.01%**
                                                                      -----             -----
Total Fund Operating Expenses.............................            1.07%****         0.82%****
                                                                      =====             =====



--------

* This table and the following example have been prepared to illustrate Annual Fund Operating Expenses, assuming no fee waivers. The Distributor is voluntarily waiving 0.10% of its fees for Class AMF Shares so that the "12b-1 Fees" would be 0.15%. With such waiver, the "Total Fund Operating Expenses" would be 0.97% for Class AMF Shares. The Distributor expects to continue this wavier through December 31, 2009 but is not contractually obligated to continue the waiver for any specified period.

**    Includes indirect expenses of investment company securities.

***   Based on estimated expenses for the current fiscal year.

**** Reorganization expenses paid for by the Fund are not included in the above table. If such expenses were included, total and net operating expenses are estimated to be 0.97% and 0.90% for Class H Shares, respectively, and total operating expenses are estimated to be 1.19% for Class AMF Shares. For a period of one year following the commencement of operations of Class H Shares, the Adviser has contractually agreed to cap ordinary operating expenses of Class AMF Shares and Class H Shares to 1.30% and 0.90%, respectively.

EXAMPLE

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


               1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ------    -------    -------    --------
Class AMF..     $109       $340       $590      $1,306
Class H....     $ 84       $262       $455      $1,014

SUMMARY OF PRINCIPAL RISKS
--------------------------------------------------------------------------------

ISSUER RISK                A security may lose value as a result of a number of
                           factors. These factors include capital structure
                           (particularly the issuer's use of leverage), management performance and a diminished market for the issuer's products and/or services.

MANAGEMENT RISK            The Fund is subject to management risk due to the
                           active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund.
                           However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives.

MARKET RISK                The value of the securities owned by the Fund can
                           increase and decrease quickly at unexpected times.
                           The value can change as the result of a number of factors, including market-wide risks, industry-specific risk (i.e., labor shortages and/or stoppages, greater costs of production and/or competitive forces or conditions) or idiosyncratic risk. Equity securities generally have greater price volatility than fixed income securities.

INVESTMENT INFORMATION

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Securities Selection

The Adviser selects equity securities whose growth, cash flow, earnings and dividend prospects are promising and whose securities are reasonably priced and have the potential for capital appreciation in the opinion of the Adviser. The Adviser looks for companies with strong balance sheets and sustainable earnings growth. In evaluating the prospects for a company's growth and earnings, the Adviser considers, among other things, the company's historical performance and growth strategy, the growth rate of the industries in which it operates and the markets into which it sells, the nature of its competitive environment, technological developments and trends in market share. In attempting to determine reasonable price levels for a company's securities, the Adviser utilizes a variety of measurement methods, including discounted cash flow analysis of expected earnings streams and an evaluation of the company's price-to-earnings ratio.

There is no guarantee that the Adviser's security selection techniques will achieve the Fund's investment objectives.

Temporary Defensive Strategies

For temporary or defensive purposes, the Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Fund's investment objectives.

TRUST AND FUND INFORMATION

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Investment decisions for the Fund are made by Shay Assets Management, Inc. ("Adviser"), a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay and Rodger D. Shay, Jr. The Adviser, which is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606, is registered under the Investment Advisers Act of 1940, as amended, and managed, as of December 31, 2008, approximately $1.3 billion in assets. The Adviser is responsible for placing purchase and sale orders for portfolio instruments.

Advisory Fee Expenses

The Fund pays an annual advisory fee based upon a percentage of average daily net assets. For the fiscal year ended October 31, 2008, the annual advisory fee paid by the Fund was 0.65% of average daily net assets.

A discussion regarding the basis for the Board of Trustees renewing the Fund's investment advisory agreement will be contained in the Trust's most recent shareholder report for the semi-annual period ended April 30.

Portfolio Managers

The portfolio managers of the Adviser manage the Fund's investments as a team. The portfolio managers responsible for the day-to-day management of the Fund's investments are John J. McCabe and Mark F. Trautman.

Mr. McCabe, Senior Vice President and Chief Investment Strategist (Equity) of the Adviser, provides macro-economic advice in connection with the management of the Fund. Mr. McCabe has been a part of the portfolio management team for the Fund since 1991. He joined the Adviser in May 1995, and prior thereto he served as Senior Vice President and Chief Investment Officer of Nationar, the Fund's former Adviser. Mr. McCabe is a director and past President of the New York Society of Security Analysts, a past director of the Financial Analysts Federation and a member and founding Governor of the Association for Investment Management and Research. Mr. McCabe also served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc., from 1993 to 2009.

Mr. Trautman, Vice President of the Adviser, is primarily responsible for the day-to-day management of the Fund's portfolio investments. Mr. Trautman has been responsible for the management of the portfolio since 1993. He joined the Adviser in May 1995, and prior thereto he served as Director of Mutual Fund Investments for the Fund's former Adviser, Nationar. Mr. Trautman also served as a portfolio manager of John Hancock Large Cap Select Fund and its predecessor, M.S.B. Fund, Inc. from 1993 to 2009.

Additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund is available in the Statement of Additional Information (see "Investment Adviser-Portfolio Managers" in the Statement of Additional Information).

NET ASSET VALUE

The Fund's net asset value per share fluctuates daily. It is determined by dividing the value of all securities and all other assets, less liabilities, by the number of shares outstanding. The Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale.

INVESTING IN THE FUND

SHARE PURCHASES
--------------------------------------------------------------------------------

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning Citi Fund Services at (800) 247-9780.

Purchase orders are accepted on each Business Day and become effective upon receipt and acceptance by the Trust. As used in this Prospectus, the term "Business Day" means any day on which The New York Stock Exchange is open. Payment may be in the form of federal funds or checks. Wire transfer instructions for federal funds should be as follows: Bank of New York Mellon, New York, NY, ABA#021 000 018, Ref: Account Number 8900403195. For purchase of
Asset Management Fund, Large Cap Equity Fund-Class [          ]; From: (Name of
Investor); Account Number (Investor's account number with the Trust); $(Amount to be invested).

For investors seeking next day settlement, the purchase order must be received on a Business Day before 4:00 p.m., New York City time, and payment must be received by The Bank of New York Mellon by 4:00 p.m., New York City time, on the next Business Day after the purchase order was received. Payment must be received by The Bank of New York Mellon by 4:00 p.m., New York City time, on the Business Day designated for settlement or the order will be cancelled. Shareholders receive the net asset value next calculated on the day the order is received and accepted.

In certain circumstances, such as when the New York Stock Exchange closes early, the officers of the Trust may set an earlier cut-off time for orders eligible for next day settlement.

Orders accompanied by check, including your name and account number, should be sent to AMF Funds, P.O. Box 182407, Columbus, Ohio 43218-2407, and will receive the net asset value next computed after receipt of the order. If shares being redeemed were purchased by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date. The Fund does not accept third party checks, starter checks, money orders, cash, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust and/or its designated agents may prohibit or restrict the investor from making future purchases of the Trust's shares. The Trust's designated agents reserve the right to reimburse the Trust in their sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor's failure to make timely payment.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust and/or its designated agents. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust and/or its designated agents reserve the right to reject any purchase order.

PURCHASING SHARES THROUGH A SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------

Shares of the Fund may be available through certain financial institutions (each such institution is a "Shareholder Servicing Agent"). The Fund has authorized one or more Shareholder Servicing Agents to receive purchase, exchange or redemption orders on its behalf, and the Shareholder Servicing Agents are authorized to designate other agents to receive purchase, exchange or redemption orders on behalf of the Fund. A Shareholder Servicing Agent may impose transaction or administrative charges or other direct fees and may have different minimum transaction amounts. Therefore, you should contact the Shareholder Servicing Agent acting on your behalf concerning the fees (if any) charged in connection with a purchase, exchange or redemption of shares and you should read this Prospectus in light of the terms governing your accounts with the Shareholder Servicing Agent. A Shareholder Servicing Agent will be responsible for promptly transmitting client or customer purchase, exchange and redemption orders to the Fund in accordance with its agreements with the Fund or its designated agents and with clients and customers.

Certain Shareholder Servicing Agents, who have entered into agreements with the Fund, or if applicable its designated agents, may enter confirmed purchase orders on behalf of clients and customers for the Fund. If payment is not received in a timely manner, the Shareholder Servicing Agent could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase, exchange or redemption order when a Shareholder Servicing Agent, or if applicable its designated agent, receives a purchase, exchange or redemption order. An order received will be priced at the Fund's net asset value next computed after it is received by the Shareholder Servicing Agent or its authorized designee.

For further information as how to direct a Shareholder Servicing Agent to purchase, exchange or redeem shares of the Fund on your behalf, you should contact your Shareholder Servicing Agent.

ANTI-MONEY LAUNDERING PROGRAM
--------------------------------------------------------------------------------

The Trust is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Trust may be required to hold the account of an investor if the investor appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a government agency.

Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, street address, date of birth, taxpayer identification number or other identifying information for investors who open an account with the Trust. Financial institutions as defined at 31 U.S.C. 5312(a)(2) regulated by a federal functional regulator or a bank regulated by a state bank regulator are not subject to the customer identification requirements. The Trust may also ask to see other identifying documents. Applications without this information may not be accepted and orders will not be processed. Pending verification of the investor's identity, the Trust will require a signature guarantee in order to process redemption requests. The Trust reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Trust or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Trust and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MINIMUM INVESTMENT REQUIRED
--------------------------------------------------------------------------------

The minimum initial investment is $10,000 in Class AMF Shares and $50 million in Class H Shares; provided, however, that the Trust and/or its designated agents reserve the right to accept a lesser initial investment in their sole and absolute discretion. There is no minimum investment balance required. Subsequent purchases may be made in any amount.

WHAT SHARES COST
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value next determined after the purchase order is received. There is no sales charge imposed by the Fund. The net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., Eastern
Time).

Shares may be purchased through accounts established with investment professionals, such as banks or brokers. Investment professionals may charge additional fees directly to the investor for these services.

DIVIDENDS
--------------------------------------------------------------------------------

Dividends of net investment income (generally income from dividends and interest, less expenses) are declared quarterly and paid quarterly. Such dividends are declared immediately prior to 4:00 p.m., New York City time, and are automatically reinvested in additional shares of the Fund unless the shareholder requests cash payments by contacting the Transfer Agent. An investor will receive the dividend declared on both the day its purchase order is settled and the day its redemption order is effected, including any next succeeding non-Business Day or Days, since proceeds are wired the next business day.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
--------------------------------------------------------------------------------

Frequent purchases and redemptions of the Fund's shares may present risks to other shareholders of the Fund. These risks include disruption of portfolio investment strategies, with potential resulting harm to performance, and increased trading costs or Fund expenses. The Fund discourages and has established policies and procedures designed to detect and deter frequent trading that may be harmful to shareholders for other than legitimate liquidity needs. Under the Fund's policies and procedures approved by the Board of Trustees, (i) trading activity in shareholder accounts, except accounts held in the name of a financial intermediary, that meet thresholds set by the Adviser based on the frequency and size of transactions in the account during a specified time period may be reviewed to assess whether the frequent trading in the account may be harmful to other shareholders and is pursued for the purpose of attempting to profit from anticipated short-term market moves up or down ("market timing"); (ii) the Adviser on behalf of the Fund reserves the right to reject or restrict any purchase order or exchange, including any frequent trading believed to constitute market timing; and (iii) the Fund, Adviser and Distributor are prohibited from entering into any agreement that would permit or facilitate market timing in the Fund. The Fund's policies and procedures direct the Adviser to establish specific procedures to detect and deter market timing in order to implement the Fund's frequent trading policies and procedures. Although these efforts are designed to deter frequent purchases and redemptions of Fund shares pursued for purposes of market timing, there is no assurance that these policies and procedures will be effective. These policies and procedures may be modified or terminated at any time without notice to shareholders.

Shares of the Fund may be held in the name of a financial intermediary. These accounts may be comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and are dependent on intermediaries to enforce the Fund's policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders.

CAPITAL GAINS
--------------------------------------------------------------------------------

Net capital gains, if any, of the Fund are generally declared and paid once each year and reinvested in additional shares of the Fund or, at the shareholder's option, paid in cash.

REDEEMING SHARES

The Fund redeems shares at the net asset value next determined after the Transfer Agent receives the redemption request. Redemptions may be made on Business Days. Redemption requests must be received in proper form and can be made by telephone or in writing.

TELEPHONE REDEMPTION
--------------------------------------------------------------------------------

Shareholders may redeem their shares by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Shareholders may experience difficulties contacting the Transfer Agent during drastic economic events, political uncertainty or national tragedies. At such times, shareholders may also call
(800) 527-3713. In addition, shareholders can submit written requests for redemption as described under "Written Requests." Net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., New York City time).

WRITTEN REQUESTS
--------------------------------------------------------------------------------

Shares may also be redeemed by sending a written request to the AMF Funds, P.O. Box 182407, Columbus, Ohio 43218-2407.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

- a Federal Home Loan Bank

- a savings association or a savings bank

- a trust company or a commercial bank

- a member firm of a domestic securities exchange or a registered securities association

- a credit union or other eligible guarantor institution

In certain instances, the Transfer Agent may request signature guarantees or additional documentation believed necessary to insure proper authorization. The additional documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity. Shareholders with questions concerning documentation should call the Transfer Agent at (800) 247-9780.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form.

REDEMPTION IN KIND
--------------------------------------------------------------------------------

The Fund reserves the right to make a "redemption in kind' -- payment in portfolio securities rather than cash -- if the Board of Trustees determines that the orderly liquidation of securities owned by the Fund is impracticable, or payment in cash would be prejudicial to the best interests of the remaining shareholders of the Fund. Pursuant to an election made by the Trust pursuant to Rule 18f-1 under the Investment Company Act of 1940, it is the policy of the Fund to effect redemption requests in an amount up to $250,000 over a ninety-day period in cash. Redemptions in excess of this amount may be effected in-kind. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

EXCHANGES

Shareholders may exchange shares of the Fund for shares in another fund of the Trust by telephoning the Transfer Agent on a Business Day. Call (800) 247-9780. Exchanges may also be made by written request as previously described under "Written Requests." The minimum amount for an exchange is the minimum initial investment of the fund whose shares are being acquired; provided, however, that the Trust and/or its designated agents reserve the right to accept exchanges below the minimum in their sole and absolute discretion. Exchanges will be effected at the relative net asset values next determined after receipt of an exchange request in proper form. Shareholders exchanging out of the Fund will receive dividends in the Fund through the date the exchange is effected and will begin receiving dividends in the other fund the next Business Day. An exchange between funds will generally result in a capital gain or loss, since for federal income tax purposes an exchange is treated as a sale of the shares of the Fund from which the exchange is made and a purchase of the shares of the fund into which the exchange is made.

THE AVAILABILITY OF THE EXCHANGE PRIVILEGE IS SUBJECT TO THE PURCHASE AND REDEMPTION POLICIES AND CURRENT OPERATING PRACTICES OF EACH FUND. FOR EXAMPLE, A SHAREHOLDER MAY NOT EXCHANGE INTO A FUND THAT IS CLOSED TO PURCHASES AND A SHAREHOLDER MAY NOT EXCHANGE OUT OF A FUND THAT IS CURRENTLY SATISFYING REDEMPTIONS UNDER THE REDEMPTIONS IN KIND PROVISIONS.

The Trust reserves the right to amend or terminate this privilege with notice to shareholders.

SHAREHOLDER INFORMATION

VOTING RIGHTS
--------------------------------------------------------------------------------

The Trust currently offers seven funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. The shares of the other funds are offered in separate prospectuses. Shares of each fund represent interests only in the corresponding fund and have equal voting rights within each fund. The Large Cap Equity Fund and the Money Market Fund are the only funds of the Trust that have two classes of shares: the Class I shares and Class D shares for the Money Market Fund and the AMF shares and Class H shares for the Large Cap Equity Fund. Shares of each class of the Large Cap Equity Fund have equal voting rights within each class and within the Fund. The Trust's First Amended and Restated Declaration of Trust provides that on any matter submitted to a vote of shareholders, all shares, irrespective of fund or class, shall be voted in the aggregate and not by fund or class, except that (i) as to any matter with respect to which a separate vote of any fund or class is permitted or required by the Investment Company Act of 1940, as amended, or the document establishing and designating that fund or class, such requirements as to a separate vote by that fund or class shall apply in lieu of the aggregate voting as described above, and (ii) as to any matter which does not affect the interest of a particular fund or class, only shareholders of the affected fund or class shall be entitled to vote thereon. The Bylaws of the Trust require that a special meeting of shareholders be held upon the written request of shareholders holding not less than 10% of the issued and outstanding shares of the Trust (or the fund or classes thereof).

DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

A description of the Trust's policy with respect to disclosure of information regarding the portfolio holdings of the Fund is available in the Statement of Additional Information (see "Disclosure of Information Regarding Portfolio Holdings" in the Statement of Additional Information).

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

The Fund intends to remain qualified as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for its future taxable years so long as such qualification is in the best interests of shareholders. If the Fund so qualifies, it will not pay federal income tax on the income and capital gains that it distributes to its shareholders.

The Fund intends to distribute all its net investment income and net capital gains, if any, to its shareholders. Unless otherwise exempt, shareholders are required to pay federal income tax on any taxable dividends and distributions received. This applies whether dividends or distributions are received in cash or as additional shares.

Distributions of net investment income, other than "qualified dividend income," are taxable for federal income tax purposes at ordinary income tax rates. For taxable years beginning before January 1, 2011, distributions designated as qualified dividend income are generally taxed to non-corporate investors at federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements contained in the Code are satisfied. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain regardless of how long the shareholder has held Fund shares. Long-term capital gain is currently taxable to non-corporate shareholders at a maximum federal income tax rate of 15%. Distributions of net short-term capital gain (i.e., net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long the shareholder has held Fund shares. Dividends paid by the Fund may qualify in part for the "dividends received deduction" available to corporate shareholders, provided certain holding period and other requirements are satisfied.

Dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received by shareholders on December 31 of the calendar year declared. Information on the federal income tax status of dividends and distributions is provided annually.

Any gain on a redemption or exchange of Fund shares is generally subject to federal income taxation unless the shareholder is exempt from such taxation.

The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the Internal Revenue Service that the shareholder is subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

Dividends and distributions may be subject to state and local taxes.

Prospective shareholders of the Fund should consult with their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Large Cap Equity Fund's Class AMF shares for the past 5 years. The Fund's Class H Shares commenced operations effective February 20, 2009 and therefore do not have an operating history. Information, when available, will be included in the Fund's Class H shares next annual or semi-annual report. Information in the table below reflects financial results for a single AMF Class share outstanding throughout each year. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Class AMF shares of the Fund for the year ended October 31, 2008 and for the ten-month period ended October 31, 2007 have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Annual Report, which is available upon request. The information for the Class AMF Shares of the Fund for periods prior to the ten-month period ended October 31, 2007 has been derived from the Predecessor Fund's financial statements and was audited by the Predecessor Fund's independent registered public accounting firm.

                                        YEAR ENDED  TEN MONTHS ENDED
                                       OCTOBER 31,     OCTOBER 31           YEAR ENDED DECEMBER 31,
                                       -----------  ----------------  -----------------------------------
                                           2008           2007*         2006     2005     2004     2003
                                       -----------  ----------------  -------  -------  -------  --------
Net asset value, beginning of year...    $  10.47        $ 10.01      $  9.77  $ 10.56  $ 10.61  $   9.09
                                         --------        -------      -------  -------  -------  --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............        0.09           0.05         0.01     0.01     0.05      0.01
  Net realized and unrealized gains
     (losses) from investments.......       (2.57)          0.46         1.35    (0.29)    0.50      1.57
                                         --------        -------      -------  -------  -------  --------
       Total from investment
          operations.................       (2.48)          0.51         1.36    (0.28)    0.55      1.58
                                         --------        -------      -------  -------  -------  --------
LESS DISTRIBUTIONS:
     Dividends paid to stockholders:
     From net investment income:.....       (0.12)         (0.05)       (0.02)   (0.01)   (0.05)    (0.01)
     From net realized gains on
       investments...................       (0.98)            --        (1.10)   (0.50)   (0.55)    (0.05)
     Tax return of capital...........          --             --           --(a)    --       --        --(a)
                                         --------        -------      -------  -------  -------  --------
          Total distributions........       (1.10)         (0.05)       (1.12)   (0.51)   (0.60)    (0.06)
                                         --------        -------      -------  -------  -------  --------
Change in net asset value............       (3.58)          0.46         0.24    (0.79)   (0.05)     1.52
                                         --------        -------      -------  -------  -------  --------
Net asset value, end of year.........    $   6.89        $ 10.47      $ 10.01  $  9.77  $ 10.56  $  10.61
                                         ========        =======      =======  =======  =======  ========
Total return.........................     (26.23%)         5.11%(b)    13.83%   (2.70%)   5.16%    17.48%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in
     000's)..........................    $ 39,428        $57,461      $66,161  $83,632  $91,059  $107,923
  Ratio of expenses to average net
     assets..........................       0.97%          1.18%(c)     1.68%    1.44%    1.20%     1.32%
  Ratio of net investment income to
     average net assets..............       1.08%          0.60%(c)     0.09%    0.11%    0.46%     0.14%
  Ratio of net expenses to average
     net assets**....................       1.07%          1.27%(c)        --       --       --        --
  Portfolio turnover rate............         14%            13%          10%      23%      14%       22%

---------------------------------------------------------------------------------------------------------



* In connection with the reorganization of the AMF Large Cap Equity Institutional Fund, Inc. (the Predecessor Fund) into the Large Cap Equity Fund on January 8, 2007, the Net Asset Value (NAV) of the Predecessor Fund changed to $10.00 per share. Shareholders received the number of shares of Large Cap Equity Fund equal in value to the number of shares held in the Predecessor Fund. The amounts presented prior to this date have been restated to reflect the change in NAV during the reorganization.
** During the period, certain fees were voluntarily reduced. If such voluntarily fee reductions had not occurred, the ratios would have been as indicated.
(a)   Distributions per share were less than $0.005.
(b)   Not annualized.
(c)   Annualized

SHAREHOLDER REFERENCE INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606


ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Suite 2810
Chicago, Illinois 60606


ADMINISTRATOR AND TRANSFER
AND DIVIDEND AGENT
Citi Fund Services
3435 Stelzer Road
Columbus, Ohio 43219


LEGAL COUNSEL
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601


CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, New York 10286


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
41 South High Street
Columbus, Ohio 43215


TRUSTEES AND OFFICERS
Rodger D. Shay
Trustee and Chairman


Gerald J. Levy
Trustee and Vice Chairman


Richard M. Amis
Trustee


David F. Holland
Trustee


William A. McKenna, Jr.
Trustee


Christopher M. Owen
Trustee


Maria F. Ramirez
Trustee


Rodger D. Shay, Jr.
Trustee and President


Robert T. Podraza
Vice President and Assistant Treasurer


Arthur A. Jensen
Treasurer


Daniel K. Ellenwood
Secretary


Michael Nanosky
Chief Compliance Officer


Danio Mastropieri
Assistant Secretary


Christine A. Cwik
Assistant Secretary

Additional information about the Fund may be found in the Statement of Additional Information. The Statement of Additional Information contains more detailed information on the Fund's investments and operations. The semi-annual and annual shareholder reports will contain a discussion of the market conditions and the investment strategies that significantly affected the performance of the Fund, during the last fiscal year, as well as a listing of the Fund's portfolio holdings and financial statements. These documents, when available, may be obtained without charge from the following sources:

By Phone:
1-800-527-3713


By Mail:
Shay Financial Services, Inc.
Attn: Asset Management Fund
230 West Monroe Street
Suite 2810
Chicago, IL 60606


Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
(a duplication fee is charged)


In Person:
Public Reference Room
Securities and Exchange Commission
Washington, D.C.
(Call 1-202-551-8090 for more information)


By Internet:
http://www.amffunds.com
http://www.sec.gov (EDGAR Database)



By E mail:
publicinfo@sec.gov
(a duplication fee is charged)

To request other information about the Fund or to make shareholder inquiries, call 1-800-527-3713.

The Statement of Additional Information is incorporated by reference into this Prospectus (is legally a part of this Prospectus).

Investment Company Act file number:     Asset Management Fund     811-03541

                              ASSET MANAGEMENT FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2009

                                MONEY MARKET FUND
                            ULTRA SHORT MORTGAGE FUND
                                ULTRA SHORT FUND
                           SHORT U.S. GOVERNMENT FUND
                           INTERMEDIATE MORTGAGE FUND
                          U.S. GOVERNMENT MORTGAGE FUND
                              LARGE CAP EQUITY FUND

           230 WEST MONROE STREET, SUITE 2810, CHICAGO, ILLINOIS 60606

      The Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund (each, a "Fund" and collectively, the "Funds") are each a portfolio of Asset Management Fund (the "Trust"), a professionally managed, diversified, open-end investment company. Each Fund is represented by a series of shares separate from those of the Trust's other series.

      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectuses for the Funds, dated March 1, 2009 (the "Prospectuses"), copies of which may be obtained from the Trust at 230 W. Monroe Street, Suite 2810, Chicago, Illinois 60606.

      The financial statements, notes and report of the independent registered public accounting firm pertaining to each Fund, which appear in the Trust's 2008 Annual Report to Shareholders, are incorporated herein by reference. The Trust's 2008 Annual Report is available, without charge, upon request by calling 1-800-527-3713.

                                TABLE OF CONTENTS

                                                                                     PAGE
Trust History....................................................................       1
The Funds' Objectives and Investment Policies....................................       1
Investment Restrictions..........................................................      15
Purchase and Redemption of Shares................................................      22
Management of the Trust..........................................................      23
Investment Adviser...............................................................      32
Distributor......................................................................      37
Fund Services....................................................................      40
Custodian........................................................................      41
Determination of Net Asset Value.................................................      42
Certain Federal Income Tax Matters...............................................      43
Fund Transactions................................................................      47
Disclosure of Information Regarding Portfolio Holdings...........................      48
Organization and Description of Shares...........................................      49
Counsel and Independent Registered Public Accounting Firm........................      49
General Information..............................................................      50
Financial Statements.............................................................      50
Appendix A......................................................................      A-1

      Capitalized terms not defined in this Statement of Additional Information and defined in the Prospectuses shall have the meanings defined in the Prospectuses. The term Mortgage Securities Funds refers to the Ultra Short Mortgage Fund (which prior to August 10, 2005 was called the Adjustable Rate Mortgage (ARM) Fund), the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund.

                                  TRUST HISTORY

      The Trust is a Delaware statutory trust operating under a First Amended and Restated Declaration of Trust dated September 22, 2006. The Trust was formerly a Maryland corporation, which commenced operations on November 9, 1982. In September 1994, the Trust changed its name from Asset Management Fund for Financial Institutions, Inc. to Asset Management Fund, Inc. and on September 30, 1999, as part of the reorganization into a Delaware statutory trust, changed its name to Asset Management Fund. The Trust is an open-end, management investment company and each of the Funds are diversified.

                  THE FUNDS' OBJECTIVES AND INVESTMENT POLICIES

      Notwithstanding anything to the contrary in this Statement of Additional Information or the Prospectuses, each Fund, except the Ultra Short Fund and the Large Cap Equity Fund, limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal laws and regulations. The Ultra Short Fund limits its investments and investment techniques so as to qualify for investment by national banks and federal savings associations subject to applicable regulatory limits under current applicable federal laws and regulations. Under the policies adopted by the Board of Trustees, permissible investments for the Funds include those described in the Prospectuses, together with the following, as long as principal and interest on such investments are not in default.

      REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, under which it may acquire obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. If the seller defaults on its obligation to repurchase from the Fund the underlying instrument, which in effect constitutes collateral for the seller's obligation, at the price and time fixed in the repurchase agreement, the Fund might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited. Each Fund will limit its collateral to U.S. Government Securities or other securities that are not subject to any investment limitation on the part of national banks whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund, and each Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Trust's custodian. No Fund will enter into any repurchase agreement maturing in more than 60 days.

      FDIC INSURED INSTITUTIONS. Although a Fund's investment in certificates of deposit and other time deposits in an FDIC insured institution is insured to the extent of $250,000 by the FDIC*, the Fund

----------

* Pursuant to the Emergency Economic Stabilization Act of 2008, U.S. Congress increased applicable FDIC insurance limits from $100,000 to $250,000. The new increased limits are currently due to expire on December 31, 2009.

may invest more than $250,000 with a single institution, and any such excess and any interest on the investment would not be so insured. Deposits in foreign branches of FDIC insured banks are not insured by the FDIC. Securities issued by FDIC insured institutions are not insured by the FDIC.

      The Money Market Fund will invest in deposits of an FDIC insured institution only if such institution or a security issued by such institution
(i) has a short-term debt obligation rating in the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or (ii) if rated by two NRSROs in the second-highest category for short-term debt obligations, may be purchased only in the amounts prescribed for "Second Tier Securities" by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), or (iii) if rated only by one NRSRO has a short-term debt obligation rating in the highest category by that NRSRO, or (iv) if no such ratings are available, is of comparable quality in the opinion of the Investment Adviser.

      The Funds (except the Large Cap Equity Fund and the Money Market Fund) will invest in deposits of an FDIC insured institution only if such institution or a security issued by such institution (i) has a short-term debt obligation rating in the highest category by an NRSRO, or (ii) if no such ratings are available, is of comparable quality in the opinion of the Investment Adviser under the general supervision of the Board of Trustees. If a security is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.


      ILLIQUID SECURITIES. Each Fund may invest up to 15% (except that the Money Market Fund is limited to 10%) of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, fixed time deposits which are not subject to prepayment (other than overnight deposits), and other securities whose disposition is restricted under federal securities laws (other than securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Investment Adviser has determined to be liquid under procedures approved by the Board of Trustees).

      Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

      PORTFOLIO TURNOVER. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) may involve correspondingly greater expenses to a Fund, including dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates for federal income tax purposes). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. Prepayments of mortgage-backed securities will cause a Fund to have an increased portfolio turnover rate.

      TEMPORARY DEFENSIVE STRATEGIES. For temporary or defensive purposes, each Fund, except the Money Market Fund and the Large Cap Equity Fund, may invest up to 100% of its assets in debt securities issued by the U.S. Government or its agencies, including taxable securities and short-term money market securities, when the Investment Adviser deems it prudent to do so. When a Fund engages in such strategies, it may not achieve its investment objective.

      For temporary and defensive purposes, the Large Cap Equity Fund may invest up to 100% of its assets temporarily in non-equity securities, such as investment grade corporate bonds, commercial paper and U.S. Government Securities. In taking this action, the Large Cap Equity Fund would reduce its exposure to fluctuations and risks in the market for equity securities and would increase its exposure to fluctuations and risks of the market for debt securities. These defensive actions would reduce the benefit from any upswing in the equity markets and, if the Investment Adviser does not correctly anticipate fluctuations in the equity and debt securities markets, may not contribute to the achievement of the Large Cap Equity Fund's investment objectives.

      U.S. GOVERNMENT SECURITIES. Each Fund may invest in obligations issued or guaranteed by the United States or certain agencies or instrumentalities thereof or a U.S. Government-sponsored corporation. These include obligations issued by the United States or by a Federal Home Loan Bank, the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Government National Mortgage Association ("GNMA"), the Student Loan Marketing Association and the Federal Farm Credit Banks. Since many of these U.S. Government securities are not backed by the "full faith and credit" of the United States, the Fund must look principally to the agency or instrumentality or corporation issuing or guaranteeing such obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality or corporation does not meet its commitment.

      WHEN-ISSUED, DELAYED-DELIVERY AND TO BE ANNOUNCED SECURITIES. Each Fund, except the Money Market Fund, may purchase when-issued, delayed-delivery and to be announced ("TBA") securities. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the terms for investors, but has not yet specified the mortgages that will act as collateral.

      Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Funds until delivery and payment take place. By the time of delivery, such securities may be valued at less than the purchase price. At the time a Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security it purchased. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If a Fund sells such a security before the security has been delivered, the Investment Adviser will instruct the Trust's custodian to segregate assets to cover the security to satisfy the Fund's delivery obligations. Whenever a Fund is required to segregate assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute segregated assets.

      VARIABLE AND FLOATING RATE SECURITIES. Each Fund, except the Large Cap Equity Fund, may purchase securities that have variable or floating rates of interest ("Variable Rate Securities"). These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The interest paid on Variable Rate Securities is a function primarily of the index or market rate upon which the interest rate adjustments are based. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates, but because of the interest reset provision, the potential for capital appreciation or depreciation is generally less than for fixed rate obligations. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

      The Ultra Short Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The floater's coupon is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities.

      INFLATION-INDEXED BONDS. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

      Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U or any inflation index will accurately measure the real rate of inflation in the prices of goods and services.

      For federal income tax purposes, any increase in the principal amount of an inflation-indexed bond will generate taxable ordinary income prior to the payment of such amount. Thus, a Fund may be required to dispose of portfolio securities when it might not otherwise do so in order to satisfy the distribution requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), and avoid federal income and excise taxes.

      CORPORATE DEBT SECURITIES. The Ultra Short Fund's investments in U.S. dollar-denominated corporate debt securities are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Fund. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Debt securities may be acquired with warrants attached. The Ultra Short Fund will not invest in illiquid corporate debt securities or convertible corporate debt securities that are convertible at the election of the issuer. Appendix A to this SAI describes the various ratings assigned to fixed income securities by Moody's Investor Service, Inc. ("Moody's") and Standard & Poor's Rating Services ("S&P").

      The Large Cap Equity Fund may invest in corporate debt securities convertible into common stock. It is not expected that the Large Cap Equity Fund's holdings of convertible debt securities would ordinarily exceed 5% of the Large Cap Equity Fund's assets.

      COMMERCIAL PAPER. The Large Cap Equity Fund may invest its non-committed cash in commercial paper. The Large Cap Equity Fund's investments in commercial paper ordinarily consist of commercial paper rated "Prime-2" or better by Moody's or rated "A-2" or better by S&P.

      MUNICIPAL BONDS. The Ultra Short Fund may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. Municipal bonds share the attributes of debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multistate agencies or authorities. The municipal bonds which the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

      Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request - usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the Fund would hold the longer-term security, which could experience substantially more volatility.

      Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues.

      The Fund may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets or economic conditions. The Fund may also sell municipal bonds due to changes in the Investment Adviser's evaluation of the issuer or cash needs resulting from redemption requests for Fund shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed income securities, and this may affect the Fund's ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.

      Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

      Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's municipal bonds in the same manner.

      HEDGING STRATEGIES. The Ultra Short Fund may, but is not required to, use financial contracts for risk management. Generally, the value of these financial contracts depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates and related indices. Examples of these instruments include options contracts, futures contracts, options on futures contracts and swap agreements. The Investment Adviser may decide not to employ any of these strategies and there is no assurance that any hedging strategy used by the Fund will succeed.

      The Trust, on behalf of the Ultra Short Fund, has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to the commodity pool operator registration and regulation under the Commodity Exchange Act.

      Use of financial contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a more general discussion of important risk factors relating to all financial contracts that may be used by the Fund.

      (i) Management Risk. Financial contracts are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a financial contract requires an understanding not only of the underlying instrument but also of the financial contract itself, without the benefit of observing the performance of the financial contract under all possible market conditions.

      (ii) Credit Risk. The use of a financial contract involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

      (iii) Liquidity Risk. Liquidity risk exists when a particular financial contract is difficult to purchase or sell. If a transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated financial contracts), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

      (iv) Leverage Risk. Because many financial contracts have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the financial contract itself. Certain financial contracts have the potential for unlimited loss, regardless of the size of the initial investment.

      (v) Market and Other Risks. Like most other investments, financial contracts are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. If the Investment Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using financial contracts for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving financial contracts can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. The Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain transactions.

      Other risks in using financial contracts include the risk of mispricing or improper valuation of financial contracts and the inability of financial contracts to correlate perfectly with underlying assets, rates and indices. Many financial contracts, in particular privately negotiated financial contracts, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of financial contracts may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track. In addition, the Fund's use of financial contracts may accelerate the recognition of income by the Fund, defer the recognition of losses, affect the character of gain and loss realized by the Fund, and cause the Fund to realize higher amounts of short-term capital gains (generally taxed for federal income tax purposes at ordinary income tax rates) than if the Fund had not used such instruments.

      COVERED CALL OPTIONS. The Large Cap Equity Fund may engage in writing (i.e., selling) call options listed on organized securities exchanges with respect to securities owned by the Large Cap Equity Fund (called "covered" options). Except in the circumstances described below, the Large Cap Equity Fund will not sell any security subject to a call option written by the Large Cap Equity Fund so long as that option is outstanding. Call options are currently listed on the Chicago Board Options Exchange and the New York, American and Philadelphia Stock Exchanges. A call option gives the purchaser the right to buy a security from the Large Cap Equity Fund at a fixed price (the "exercise price") at any time prior to the expiration of the option contract regardless of the market price of the security at that time. In return for such right, the purchaser pays the Large Cap Equity Fund a premium, which the Large Cap Equity Fund retains whether or not the purchaser exercises the option. The premium represents consideration to the Large Cap Equity Fund for undertaking the option obligation and thereby foregoing (during the period of the option) the opportunity to profit from an increase in the market price of the underlying security above the exercise price. For example, assume the Large Cap Equity Fund owns 100 shares of XYZ and, at a time when the market price of XYZ was $50 per share, the Large Cap Equity Fund wrote a six-month call option on those shares at an exercise price of $50 for a premium of $500 (less transaction costs). If the price of XYZ declined to $40 per share the call would likely not be exercised. The 100 XYZ shares would have declined $1,000 in value and the Large Cap Equity Fund would have received income in the amount of $500. On the other hand, should the price of XYZ rise to $60 per share the call would likely be exercised with the result that, in exchange for the $500 premium, the Large Cap Equity Fund would have foregone the $1,000 appreciation on the underlying shares.

      When the Large Cap Equity Fund writes an option the securities subject to the option will be segregated or otherwise held for delivery in accordance with the requirements of any applicable securities exchange. The Large Cap Equity Fund may purchase call options only for the purpose of closing out a previous option commitment (called a "closing purchase transaction"). A closing purchase transaction is made by buying an option with identical terms as an option previously written, resulting in the cancellation of the Large Cap Equity Fund's previous option obligation. If the Large Cap Equity Fund wishes to sell securities on which it has options outstanding it would execute a closing purchase transaction prior to selling the securities. A profit or loss may be realized on a closing purchase transaction if the amount paid to purchase a call option previously written is less or more than the amount received from its sale.

      The writing of covered call options involves certain risks. An option position may be closed out only on an exchange that provides a market for an option of the same series. Although the Large Cap Equity Fund will generally write only those call options for which there appears to be an active market, there is no assurance that an active market on an exchange will exist for any particular option at any particular time. If the Large Cap Equity Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it would, as a result, be subject to any price decline in the underlying security. If such a situation were to arise, the Investment Adviser would determine whether to hold the underlying securities and risk depreciation in their market value or to sell the securities and substitute cash or other securities as collateral for the option obligation.

      In general, for federal income tax purposes, when the Fund writes an option, premiums received on options that are not exercised and gains or losses realized on closing purchase transactions are treated as short-term capital gains or losses. When a call option is exercised the premium is added to the exercise price and the resulting gain or loss is characterized as a short- or long-term capital gain or loss for federal income tax purposes depending on the holding period of the underlying securities. In general, brokerage commissions associated with buying and selling call options are higher than those associated with other securities transactions.

      The Board of Trustees has directed the Investment Adviser to write options only in situations where the exercise price plus the premium (less transaction costs) would, at the time the option is written, equal a price at which the Investment Adviser would recommend selling the underlying securities because of Large Cap Equity Fund's investment considerations. Consequently, the Large Cap Equity Fund does not believe that option writing has a material effect on the Large Cap Equity Fund's portfolio turnover rate, and the Large Cap Equity Fund believes that option writing may contribute both to the capital appreciation and income objectives of the Large Cap Equity Fund. In addition, the Board of Trustees has directed the Investment Adviser to restrict option writing so that no more than 15% of the Large Cap Equity Fund's total assets may be subject to outstanding options at any time. The Board of Trustees may change these restrictions whenever such changes appear to be in the best interest of the Large Cap Equity Fund.

      INVESTMENT IN OTHER INVESTMENT COMPANIES. The Ultra Short Fund may invest up to 10% of its assets in securities of other investment companies, such as open-end and closed-end management investment companies, or in pooled accounts or other investment vehicles that do not invest in foreign markets. As a shareholder of an investment company, the Ultra Short Fund may indirectly bear service and other fees that are in addition to the fees the Fund pays its service providers. Subject to the restrictions and limitations of the 1940 Act, the Ultra Short Fund may elect to pursue its investment objective either by investing directly in securities or by investing in one or more underlying investment vehicles or companies that have substantially similar investment objectives, policies and limitations as the Ultra Short Fund.

      In addition, each Fund may invest in the shares of money market funds registered as investment companies under the 1940 Act and maintaining a stable net asset value per share. Any money market fund in which the Funds may invest will incur certain expenses, which may include investment advisory fees, administration, custody, audit and legal fees, among others. The return on an investment in a money market fund will be net of any such expenses incurred by the money market fund, and, accordingly, the return on an investment in a money market fund may be less than the return that could be achieved by investing in money market instruments directly.

      COVERED SHORT SALES. The Ultra Short Fund may make covered short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A "short sale" is the sale by the Fund of a security that has been borrowed from a broker or other institution on the expectation that the market price will drop. If the price of the security drops, the Fund may replace the security sold short by purchasing the security in the open market at a lower price than at which it sold the security, resulting in a gain. If the price of the security rises, the Fund may have to replace the security by purchasing the security in the open market at a higher price than at which it sold the security, resulting in a loss. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) instructs the custodian to segregate cash, U.S. Government securities, or other liquid securities in an amount equal to the market value of the securities sold short. Whenever a Fund is required to segregated assets, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute segregated assets.

      The Fund may have to pay a fee to borrow the securities sold short and is often obligated to pay over any accrued interest and dividends on such borrowed securities. In addition, the successful use of covered short sales may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

      LOANS OF PORTFOLIO SECURITIES. For the purpose of achieving income, each Fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When the Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. The Fund may pay lending fees to a party arranging the loan.

      BORROWING. The Funds do not issue senior securities, except that each Fund may borrow money for temporary, administrative or liquidity (but not leveraging) purposes, as described below under "Investment Restrictions -- Fundamental Policies." The Large Cap Equity Fund may borrow only from banks up to an amount not in excess of 5% of the value of the Fund's total assets at the time of the loan, repayable in not more than 60 days. No other Fund may borrow money except as described below under "Investment Restrictions -- Fundamental Policies." These policies are fundamental investment policies of the Funds and may not be altered, amended or repealed except as authorized by the vote of a majority of the outstanding shares of a Fund.

MORTGAGE SECURITIES

      MORTGAGE-RELATED SECURITIES. Most mortgage-related securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by unscheduled payments resulting from the sale of the underlying residential property, refinancing or foreclosure net of fees or costs which may be incurred. Some mortgage-related securities have additional features that entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether or not the mortgagor actually makes the payment. Any guarantees of interest and principal payments may be either as to timely or ultimate payment.

      The average maturity of pass-through pools varies with the maturities of the underlying mortgage instruments. In addition, a pool's average maturity may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, and the location and age of the mortgage. Since prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool or group of pools. However, the average life will be substantially less than the stated maturity.

      Mortgage-related securities may be classified into the following principal categories, according to the issuer or guarantor:

            Government mortgage-related securities consist of both governmental and government-related securities. Governmental securities are backed by the full faith and credit of the U.S. Government. GNMA, the principal U.S. Government guarantor of such securities, is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest, but not of market value, on securities issued by approved institutions and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. Government-related securities are issued by U.S. Government-sponsored corporations and are not backed by the full faith and credit of the U.S. Government. Issuers include FNMA and FHLMC. FNMA is a U.S. Government-sponsored corporation owned entirely by private stockholders. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC issues mortgage-related securities representing interests in mortgage loans pooled by it. FHLMC is a U.S. Government-sponsored corporation that guarantees the timely payment of interest and ultimate collection of principal, and its stock is publicly traded.

            Private mortgage-related securities represent interests in, or are collateralized by, pools consisting principally of residential mortgage loans created by non-governmental issuers. These securities generally offer a higher rate of interest than governmental and government-related mortgage-related securities because there are no direct or indirect government guarantees of payment as in the former securities, although certain credit enhancements may exist. Securities issued by private organizations may not have the same degree of liquidity as those with direct or indirect government guarantees. Each Fund, except the Large Cap Equity Fund, may invest in private mortgage-related securities; provided, however, that all Funds that may invest in private mortgage-related securities, except the Ultra Short Fund, may invest only in private mortgage-related securities rated in one of the two highest rating categories by an NRSRO. If a security is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.

      FNMA is subject to general regulation by the Secretary of Housing and Urban Development. Its common stock is publicly traded on the New York Stock Exchange. FNMA purchases residential mortgages from a list of approved seller servicers, which includes Federal and state savings associations, savings banks, commercial banks, credit unions and mortgage bankers.

      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its common and preferred stock is publicly traded on the New York Stock Exchange. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMC's national portfolio.

      The value of FNMA's and FHLMC's securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies' stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency ("FHFA"), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into Preferred Stock Purchase Agreements ("PSPAs") under which, if the FHFA determines that FNMA's or FHLMC's liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

      With respect to private mortgage-related securities, timely payment of interest and principal may be supported by various forms of credit enhancements, including individual loan, title, pool and hazard insurance. These credit enhancements may offer two types of protection: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor and the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties or through various means of structuring the transaction as well as a combination of such approaches. The Mortgage Securities Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

      Credit enhancements can come from external providers such as banks or financial insurance companies. Alternatively, they may come from the structure of a transaction itself. Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue. There can be no assurance that the private insurers can meet their obligations under the policies.

      Each Mortgage Securities Fund may only invest in private mortgage-related securities to the extent the private mortgage-related securities are entitled to a 20% risk weighting under the capital adequacy guidelines of the Office of Thrift Supervision ("OTS") and Office of the Comptroller of the Currency ("OCC").

      Commercial mortgage-backed securities, in which only the Ultra Short Fund may invest, include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

      Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities.

      If mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled repayment of principal will increase current and total returns.

      The Funds may invest in mortgage-related securities that may be affected by the downturn in the sub-prime mortgage market. Sub-prime loans, which tend to have higher interest rates, are made to borrowers who do not qualify for prime rate loans because of their low credit ratings or other factors that suggest that they have a higher probability of defaulting. The downturn in the sub-prime market has had, and may continue to have, a far-reaching impact on the broader securities market. The reduced investor demand for sub-prime securities has created liquidity and valuation issues with respect to these securities and other mortgage-related securities. The Funds' investments in mortgage-related securities may be impacted by the downturn in the sub-prime mortgage market and may cause a decrease in the overall value of a Fund.

      ADJUSTABLE RATE MORTGAGE SECURITIES. The adjustable rate feature of the mortgages underlying the adjustable rate mortgage securities ("ARMS") in which the Mortgage Securities Funds invest generally will help to reduce sharp changes in each Fund's net asset value in response to normal interest rate fluctuations to the extent that each Fund is invested in ARMS. As the interest rates on the mortgages underlying a Fund's investments in ARMS are reset periodically, the yields of such portfolio securities will gradually align themselves to reflect changes in market rates so that the market value of such securities will remain relatively constant as compared to fixed-rate instruments. This in turn should cause the net asset value of the Fund to fluctuate less than it would if the Fund invested entirely in more traditional longer-term, fixed-rate debt securities.

      In contrast to fixed-rate mortgages, which generally decline in value during periods of rising interest rates, ARMS permit a Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages. This should produce both higher current yields and lower price fluctuations during such periods to the extent the Fund has invested in ARMS. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds generally will be able to reinvest such amounts in securities with a higher yield. For certain types of ARMS, the rate of amortization of principal, as well as interest payments, can and does change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum or minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes in the interest rate during a given period. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. As a result, the Mortgage Securities Funds will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed the maximum allowable annual (usually 100 to 200 basis points) or lifetime reset limits (or "cap rates") for a particular mortgage. Fluctuations in interest rates above these levels could cause such mortgage securities to behave more like long-term, fixed-rate debt securities. Moreover, a Fund's net asset value could vary to the extent that current yields on mortgage-backed securities are different than market yields during interim periods between coupon reset dates. Thus, investors could suffer some principal loss if they sold their shares of the Fund before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

      The interest rates paid on the mortgages underlying the ARMS in which the Mortgage Securities Funds invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are several main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), rates on six-month certificates of deposit, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and are somewhat less volatile.

      All mortgage-backed securities carry the risk that interest rate declines may result in accelerated prepayment of mortgages and the proceeds from such prepayment of mortgages may be reinvested at lower prevailing interest rates. During periods of declining interest rates, the coupon rates for ARMS may readjust downward, resulting in lower yields to the Mortgage Securities Funds. Further, because of this feature, ARMS may have less potential for capital appreciation than fixed-rate instruments of comparable maturities during periods of declining interest rates. Therefore, ARMS may be less effective than fixed-rate securities as a means of "locking in" long-term interest rates.

      MORTGAGE DOLLAR ROLLS. The Ultra Short Fund may enter into mortgage dollar rolls. A mortgage dollar roll is a transaction in which the Fund sells a mortgage-backed security to a broker or other financial institution and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund benefits to the extent of any difference between (i) the price received for the securities sold and (ii) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Unless the benefits of a mortgage dollar roll exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the roll, the use of this technique will diminish the Fund's performance.

      Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. If the Investment Adviser is incorrect in its prediction, the Fund may experience a loss.

      COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") represent a beneficial interest in a pool of mortgage loans or mortgage-backed securities typically held by a trust. The beneficial interests are evidenced by certificates issued pursuant to a pooling and servicing agreement. The certificates are usually issued in multiple classes with the specific rights of each class set forth in the pooling and servicing agreement and the offering documents for the security. The pooling and servicing agreement is entered into by a trustee and a party that is responsible for pooling and conveying the mortgage assets to the trust, sometimes referred to as the depositor. Various administrative services related to the underlying mortgage loans, such as collection and remittance of principal and interest payments, administration of mortgage escrow accounts and collection of insurance claims are provided by servicers. A master servicer, which may be the depositor or an affiliate of the depositor, is generally responsible for supervising and enforcing the performance by the servicers of their duties and maintaining the insurance coverages required by the terms of the certificates. In some cases, the master servicer acts as a servicer of all or a portion of the mortgage loans.

      CMOs may be issued or guaranteed by GNMA, FNMA or FHLMC, or they may be issued by private entities such as financial institutions, investment bankers, mortgage bankers and single-purpose stand-alone finance subsidiaries or trusts of such institutions. The CMOs and a form of them known as REMICs typically have a multi-class structure ("Multi-Class Mortgage-Related Securities"). Multi-Class Mortgage-Related Securities issued by private issuers may be collateralized by pass-through securities guaranteed by GNMA or issued by FNMA or FHLMC, or they may be collateralized by whole loans or pass-through mortgage-related securities of private issuers. Each class has a specified maturity or final distribution date. In one structure, payments of principal, including any principal prepayments, on the collateral are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all classes having an earlier stated maturity or final distribution date have been paid in full. In other structures, certain classes may pay concurrently, or one or more classes may have a priority with respect to payments on the underlying collateral up to a specified amount. The Funds will not invest in any class with residual characteristics. In addition, each Fund, except the Ultra Short Fund, limits its purchase of CMOs and REMICs issued by private entities to those that are rated in one of the two highest rating categories by an NRSRO. If a CMO or REMIC is rated by two or more NRSROs, the lowest rating assigned to the security is used for purposes of determining whether the security meets these ratings criteria.

      PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise stated, all percentage limitations on Fund investments will apply at the time of investment. A Fund would not be deemed to have violated these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

      The Trust has adopted the following investment restrictions for each Fund, none of which may be changed without the approval of a majority of the outstanding shares of the respective Fund, as defined under "General Information" in this Statement of Additional Information. In addition to these investment restrictions, the investment objective of each Fund is fundamental and cannot be changed without the approval of that Fund's shareholders.

      Each Fund (except the Ultra Short Fund and the Large Cap Equity Fund) shall:

      (1) Limit its investments and investment techniques so as to qualify for investment by national banks, federal savings associations, and federal credit unions.

      Each Fund may not:

      (1) Invest more than 5% of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the United States Government or its agencies or instrumentalities, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation. (The Money Market Fund considers loans of federal funds to be cash equivalents and not securities for purposes of diversification.)

      (2) Lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding debt obligations, entering into repurchase agreements, and loaning Federal funds and other day(s) funds to FDIC Insured Institutions (as defined in the Prospectus), in each case to the extent permitted by the Fund's investment objective and management policies.

      Each Fund (except the Large Cap Equity Fund) may not:

      (1) Act as an underwriter of securities, except to the extent that the Trust may be deemed to be an "underwriter" in connection with the purchase of securities for the Fund directly from an issuer or an underwriter thereof.

      The Money Market Fund, Short U.S. Government Fund and U.S. Government Mortgage Fund each may not:

      (1) Enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements.

      The Money Market Fund and Short U.S. Government Fund each may not:

      (1) Borrow money except from banks for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or mortgage, pledge or hypothecate its assets, except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph.

      (2) Invest more than 25% of the value of the Fund's total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or time deposits (including certificates of deposit), savings deposits and bankers' acceptances of United States branches of United States banks. (The Money Market Fund considers loans of federal funds to be cash equivalents and not securities for purposes of diversification.)

      (3) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof; or purchase or sell real estate, real estate mortgage loans, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

      The Ultra Short Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 1/3 of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements, dollar rolls and similar techniques is not restricted by this paragraph (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      The Ultra Short Mortgage Fund, Ultra Short Fund, Intermediate Mortgage Fund and U.S. Government Fund each may not:

      (1) Invest more than 25% of the value of the Fund's total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on investments in the mortgage and mortgage finance industry (in which more than 25% of the value of the Fund's total assets will, except for temporary defensive purposes, be invested) or on the purchase of obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

      The Ultra Short Mortgage Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made.

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests.

      The Intermediate Mortgage Fund may not:

      (1) Borrow money except from banks (a) for temporary purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or
            (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than such borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets provided that there shall be no such limitation on deposits made in connection with the entering into and holding of interest rate futures contracts and options thereon. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph
            (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof except that the Fund may write covered call options and purchase call or put options on investments eligible for purchase by the Fund; or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests; except that the Fund may enter into interest rate futures contracts and may write call options and purchase call and put options on interest rate futures contracts if
            (a) as to interest rate futures contracts, each futures contract is
            (i) for the sale of a financial instrument (a "short position") to hedge the value of securities held by the Fund or (ii) for the purchase of a financial instrument of the same type and for the same delivery month as the financial instrument underlying a short position held by the Fund (a "long position offsetting a short position"), (b) the sum of the aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under open futures contract purchases does not exceed 30% of the value of the Fund's total assets, and (c) immediately thereafter, no more than 5% of the Fund's total assets would be committed to margin. This ability to invest interest rate futures contracts and options thereon is not for speculation, but solely to permit hedging against anticipated interest rate changes.

      The U.S. Government Mortgage Fund may not:

      (1) Borrow money except from banks (a) for temporary or emergency purposes and in an amount not exceeding 10% of the value of the Fund's net assets, or (b) to meet redemption requests without immediately selling any portfolio securities and in an amount not exceeding in the aggregate one-third of the value of the Fund's total assets, less liabilities other than borrowing; or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of 20% of the value of its net assets provided that there shall be no such limitation on deposits made in connection with the entering into and holding of interest rate futures contracts and options thereon. The borrowing provision of (b) above is not for investment leverage, but solely to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is considered to be disadvantageous. The Fund's net income will be reduced if the interest expense of borrowings incurred to meet redemption requests and avoid liquidation of portfolio securities exceeds the interest income of those securities. To the extent that borrowings exceed 5% of the value of the Fund's net assets, such borrowings will be repaid before any investments are made. The Fund's ability to enter into reverse repurchase agreements is not restricted by this paragraph (1) and collateral arrangements with respect to margins for interest rate futures contracts and options thereon are not deemed to be a pledge of assets for the purpose of this paragraph (1).

      (2) Purchase securities on margin or make short sales of securities; write or purchase put or call options or combinations thereof except that the Fund may write covered call options and purchase call or put options on securities in which the Fund may invest; or purchase or sell real estate, real estate mortgage loans (except that the Fund may purchase and sell Mortgage-Related Securities), real estate investment trust securities, commodities or commodity contracts, or oil and gas interests except that the Fund may enter into interest rate futures contracts and may write call options and purchase call and put options on interest rate futures contracts if (a) as to interest rate futures contracts, each futures contract is (i) for the sale of a financial instrument (a "short position") to hedge the value of securities held by the Fund or (ii) for the purchase of a financial instrument of the same type and for the same delivery month as the financial instrument underlying a short position held by the Fund (a "long position offsetting a short position"), (b) the sum of the aggregate futures market prices of financial instruments required to be delivered under open futures contract sales and the aggregate purchase prices under open futures contract purchases does not exceed 30% of the value of the Fund's total assets, and (c) immediately thereafter, no more than 5% of the Fund's total assets would be committed to margin. This ability to invest in interest rate futures contracts and options thereon is not for speculation, but solely to permit hedging against anticipated interest rate changes.

      The Large Cap Equity Fund may not:

      (1) Purchase securities of an issuer if such purchase would cause more than 25% of the value of the Fund's total assets (taken at current value) to be invested in the securities of any one issuer or group of issuers in the same industry.

      (2) Purchase securities of an issuer if such purchase would cause more than 5% of any class of securities of such issuer to be held by the Fund.

      (3) Invest in any issuer for the purpose of exercising control of management.

      (4)   Underwrite securities of other issuers.

      (5)   Purchase or sell real estate or real estate mortgage loans.

      (6)   Deal in commodities or commodities contracts.

      (7) Purchase on margin or sell short any security, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

      (8) Borrow money or mortgage or pledge any of its assets, except that the Fund may borrow money from banks for temporary or emergency (but not leveraging) purposes in an amount up to 5% of the Fund's total assets when the borrowing is made (repayable in not more than 60 days), and may pledge up to 15% of its assets to secure such borrowings.

      (9) Purchase or retain securities of an issuer if any officer, director or employee of, or counsel for, the Fund is an officer, director or employee of such issuer.

      (10) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write covered call options with respect to any or all of its portfolio securities and enter into closing purchase transactions with respect to such options.

NON-FUNDAMENTAL POLICIES

      The Trust has also adopted certain investment restrictions which are non-fundamental policies. Unlike fundamental policies, which may be changed only with the approval of a majority of the outstanding shares of the Fund, non-fundamental policies may be changed by the Trust's Board of Trustees without shareholder approval.

      The Funds have the following non-fundamental policies:

      Each Fund, except the Large Cap Equity Fund:

      (1)   May not invest more than 15% (10% in the case of the Money Market
            Fund) of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

      All the Funds, except the Ultra Short Fund, the Large Cap Equity Fund, and the Money Market Fund each:

      (1) Limit investments in certificates of deposit, time deposits or savings account investments to those that are negotiable and have a remaining maturity of 90 days or less.

      All the Funds, except the Ultra Short Fund and the Large Cap Equity Fund, each:

      (1) Limit investments in bankers' acceptances to bankers' acceptances with maturities of ninety days or less issued by FDIC insured institutions that are eligible for investment without specific statutory limitation by national banks, federal savings associations and federal credit unions under current applicable federal regulations.

      (2) May not purchase obligations of Federal Land Banks, Federal Intermediate Credit Banks, the Export-Import Bank of the United States, the Commodity Credit Corporation, the National Credit Union Administration and the Tennessee Valley Authority.

      (3) Limit the use of repurchase agreements to repurchase agreements involving obligations of the U.S. Government, including zero coupon Treasury securities that have been stripped of either principal or interest by the U.S. Government so long as the maturity of these securities does not exceed ten years, and obligations of the Federal Home Loan Banks, Fannie Mae, the Government National Mortgage Association, the Federal Farm Credit Banks, the Federal Financing Bank, the Student Loan Marketing Association and Freddie Mac.

      (4) May not invest in reverse repurchase agreements, interest rate futures contracts, options and options on interest rate futures contracts, in each case until such time as federal credit unions may invest in them without limitation.

      The Money Market Fund and Short U.S. Government Fund each:

      (1) May not loan federal funds until such time as investors are limited to institutions meeting the requirements of Regulation D of the Board of Governors of the Federal Reserve System.

      The Ultra Short Fund:

      (1) May not invest in foreign securities that are not U.S. dollar denominated.

      (2) May only invest in liquid corporate debt securities and may not invest more than 30% of its total assets in corporate debt securities. In addition, the Fund may not invest in convertible corporate debt securities that are exercisable at the option of the issuer.

      The Short U.S. Government Fund:

      (1) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The Ultra Short Mortgage Fund, Intermediate Mortgage Fund and U.S. Government Mortgage Fund:

      (1) Each Fund invests primarily in "securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing" meeting the definition of such assets for purposes of the qualified thrift lender ("QTL") test under the current Office of Thrift Supervision ("OTS") Regulations. Pending any revisions of the current OTS Regulations, each Mortgage Securities Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher. In addition, each Mortgage Securities Fund will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the OTS. Also, each Mortgage Securities Fund will not purchase any investments having a risk-based weighting for banks in excess of 20% under current federal regulations of the appropriate regulatory agencies. Furthermore, each Mortgage Securities Fund limits its investments to those permissible without specific statutory limitation for federal savings associations, national banks and federal credit unions under current applicable federal regulations.

      The Ultra Short Mortgage Fund:

      (1) May not invest in interest rate caps and floors until such time as the appropriateness of these investments for federal credit unions is clarified.

      The Ultra Short Mortgage Fund and Intermediate Mortgage Fund:

      (1) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and related instruments. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The U.S. Government Mortgage Fund:

      (1) May not loan federal funds until such time as investors are limited to institutions meeting the requirements of Regulation D of the Board of Governors of the Federal Reserve System.

      (2) Will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in mortgage-related investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the Investment Company Act of 1940.

      The Large Cap Equity Fund:

      (1) Will invest, under normal circumstances, at least 80% of its net assets in the equity securities of large capitalization companies and, to the extent reasonably practicable, the Fund will invest at least 80% of its net assets in common stock. In addition to Board approval, change of this non-fundamental policy requires 60 days' prior notice to shareholders as required by Rule 35d-1 under the 1940 Act.

      (2) May not invest in securities of any other investment company, except for (i) securities of investment companies acquired as part of a merger, consolidation or other acquisition of assets, and (ii) equity securities of investment companies that operate as money market funds maintaining a stable net asset value per share pursuant to the rules of the Securities and Exchange Commission, which investments shall be subject to the limitations on investments in other investment companies set forth in the 1940 Act.

      (3) May not purchase any security if, as a result of such transaction, more than 10% in the aggregate of the Fund's total assets (at current value) would be invested in (A) securities restricted as to disposition under federal securities laws and (B) securities for which there are no readily available market quotations.

      (4) May not participate on a joint or joint and several basis in any trading account in securities.

      (5) May not invest in the securities of issuers which, together with any predecessors, have a record of less than three years of continuous operation.

      In applying issuer diversification restrictions, with respect to private mortgage-related securities held by the Funds, the Funds generally will treat the trust or other special purpose entity that holds the underlying collateral as the issuer for such purposes. The Funds classify such securities according to the underlying collateral for purposes of their policies with respect to industry concentration.

                       PURCHASE AND REDEMPTION OF SHARES

      Investors may be charged a fee if they effect transactions through a broker or agent. Brokers and intermediaries are authorized to accept orders on the Funds' behalf.

      A purchase order is considered binding upon the investor. Should it be necessary to cancel an order because payment was not timely received, the Trust may hold the investor responsible for the difference between the price of the shares when ordered and the price of the shares when the order was cancelled. If the investor is already a shareholder of the Trust, the Trust may redeem shares from the investor's account in an amount equal to such difference. In addition, the Trust, the Investment Adviser and/or the Distributor may prohibit or restrict the investor from making future purchases of a Fund's shares.

      The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption (1) for any period during which the New York Stock Exchange (the "Exchange") is closed, other than customary weekend and holiday closings (i.e., New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day), or during which trading on the Exchange is restricted, (2) for any period during which an emergency, as defined by the rules of the Securities and Exchange Commission, exists as a result of which (i) disposal by the Fund of securities held by each Fund is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of the Fund's net assets, or (3) for such other periods as the Securities and Exchange Commission, or any successor governmental authority, may by order permit for the protection of shareholders of each Fund.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

      The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Trustees' responsibilities include reviewing the actions of the investment adviser, distributor and administrator.

TRUSTEES AND OFFICERS

      Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk. The Trust currently consists of seven Funds.

                                    POSITION(S) HELD                                                       NO. OF
                                   WITH TRUST, LENGTH        PRINCIPAL OCCUPATION(S) DURING PAST         PORTFOLIOS
                                   OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
    NAME, AGE AND ADDRESS            TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
------------------------------  -------------------------  -------------------------------------------  --------------
INDEPENDENT TRUSTEES
Richard M. Amis                 Trustee since 1997.        President, First Federal Community Bank             7
Age:  58                        Indefinite Term of Office  since 1984; Director, First Financial
630 Clarksville Street                                     Trust Company from 1993 to 2006; and
Paris, TX  75460                                           Chairman, Texas Savings and Community
                                                           Bankers Association from 1997 to 1998.

David F. Holland                Trustee since 1993 and     Retired; Chairman of the Board, Chief               7
Age:  67                        from 1988 to 1989.         Executive Officer and President, BostonFed
17 Ledgewood Circle             Indefinite Term of Office  Bancorp Inc. from 1995 to 2005; Chairman
Topsfield, MA  01983                                       of the Board from 1989 to 2005 and Chief
                                                           Executive Officer from 1986 to 2005,
                                                           Boston Federal Savings Bank; Consultant, TD
                                                           Banknorth 2005-2007; Director, TD
                                                           Banknorth - Massachusetts 2005-2007.

Gerald J. Levy                  Vice Chairman of the       Chairman since 1984 and Director since              7
Age:  76                        Board since 1997 and       1963, Guaranty Bank (from 1959 to 1984, he
4000 W. Brown Deer Road         Trustee since 1982.        held a series of officer's positions,
Milwaukee, WI  53209            Indefinite Term of Office  including President); Chairman, United
                                                           States League of Savings Institutions
                                                           in 1986; Director, FISERV, Inc. since
                                                           1986; Director, Guaranty Financial
                                                           since 1992; Director, Federal Asset
                                                           Disposition Association from 1986
                                                           to 1989; Director from 2005 to 2007 and
                                                           from 1978 to 1982, Vice Chairman from
                                                           1980 to 1982, Federal  Home Loan Bank of
                                                           Chicago; and Member of Advisory
                                                           Committee, Federal Home Loan Mortgage
                                                           Corporation and  Federal National
                                                           Mortgage Corporation from 1986 to 1987.

                                    POSITION(S) HELD                                                       NO. OF
                                   WITH TRUST, LENGTH        PRINCIPAL OCCUPATION(S) DURING PAST         PORTFOLIOS
                                   OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
    NAME, AGE AND ADDRESS            TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
------------------------------  -------------------------  -------------------------------------------  --------------
William A. McKenna, Jr.         Trustee since 2002.        Chairman Emeritus and Trustee since 2004,           7
Age:  72                        Indefinite Term of Office  Chairman of the Board and Chief Executive
42 Dorothy Grace Road                                      Officer from 1992 to 2004 and President
Saugerties, NY 12477                                       from 1985 to 2001, Ridgewood Savings Bank;
                                                           Director, RSGroup Trust Company since
                                                           2004; Director, Retirement System Group,
                                                           Inc. since 1998; Trustee, Irish
                                                           Educational Development Foundation, Inc.
                                                           since 2003; Trustee, The Catholic
                                                           University of America since 2002; Trustee,
                                                           RSI Retirement Trust since 1998;
                                                           Director, St. Vincent's Services since
                                                           1986; Director, Boys Hope Girls Hope since
                                                           1979; Director, Calvary Hospital Fund
                                                           since 2000; Director, St. Aloysius School
                                                           since 2004; Director, American Institute
                                                           of Certified Public Accountants since
                                                           2004; Director, AMF Large Cap Equity
                                                           Institutional Fund, Inc. from 1989 to
                                                           2007; Director, M.S.B. Fund, Inc. from
                                                           1988 to 2003; and Director, TransVideo
                                                           Communications, Inc. since 2006.

Christopher M. Owen             Trustee since 2005.        President and Chief Executive Officer               7
Age:  61                        Indefinite Term of Office  since 1995 and Chief Financial Officer and
5615 Chesbro Avenue                                        Senior Vice President of Operations from
San Jose, CA 95123                                         1991 to 1995, Meriwest Credit Union;
                                                           Director, Meriwest Mortgage, LLC since
                                                           1993; Vice President,  Manager - Financial
                                                           Markets Group, Westpac Banking
                                                           Corporation from 1983 to 1991.

Maria F. Ramirez                Trustee since 2005.        President and Chief Executive Officer,              7
Age:  61                        Indefinite Term of Office  Maria Fiorini Ramirez, Inc. (global
675 Third Avenue                                           economic and financial consulting firm)
New York City, NY 10017                                    since 1992; Director, Independence
                                                           Community Bank from 2000 to 2006;
                                                           Director, Statewide Savings Bank, SLA from
                                                           1989 to 2000; Director, Schroder Hedge
                                                           Funds Bermuda since January 2004; Trustee,
                                                           Pace University since 2000 and Member of
                                                           Pace's Lubin School of Business Advisory
                                                           Board since 1997; Trustee, Notre Dame High
                                                           School from 2001 to 2006; Trustee, Big
                                                           Brother and Big Sister N.J. from 2003 to
                                                           2006; Director, Sovereign Bank since 2006;
                                                           Director, Security Mutual Insurance Co.
                                                           since 2006; and Director, Monavie, Inc.
                                                           since 2007.

                                    POSITION(S) HELD                                                       NO. OF
                                   WITH TRUST, LENGTH        PRINCIPAL OCCUPATION(S) DURING PAST         PORTFOLIOS
                                   OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
    NAME, AGE AND ADDRESS            TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
------------------------------  -------------------------  -------------------------------------------  --------------
INTERESTED TRUSTEES AND OFFICERS

Rodger D. Shay *+               Chairman of the Board      Chairman and Director, Shay Investment              7
Age:  72                        since 1997, Trustee        Services, Inc. and Shay Financial
1000 Brickell Avenue            since 1993 and Trustee     Services, Inc. since 1997; Chairman, Shay
Miami, FL  33131                from 1985 to 1990.         Assets Management, Inc. since 1997;
                                Indefinite Term of         President, Chief
                                Office                     Executive Officer and Member of the
                                                           Managing Board, Shay Assets Management Co.
                                                           from 1990 to 1997; Director, Horizon
                                                           Bank, FSB from 1999 to 2005 and Chairman
                                                           from 1999 to 2002; President, U.S.
                                                           League Securities, Inc. from 1986 to
                                                           1992 and Director from 1986 to 1991;
                                                           Vice President and Assistant Secretary,
                                                           AMF Large Cap Equity Institutional Fund,
                                                           Inc. from 1995 to 2007; Vice President,
                                                           M.S.B. Fund, Inc. from 1995 to 2003 and
                                                           Director from 2001 to 2003; Director, First
                                                           Home Savings Bank, S.L.A. from 1990 to
                                                           1998; President, Bolton Shay and
                                                           Company and Director and officer of its
                                                           affiliates from 1981 to 1985; and employed
                                                           by certain subsidiaries of
                                                           Merrill Lynch & Co. from 1955 to 1981
                                                           (where he served in various executive
                                                           positions including Chairman of the
                                                           Board, Merrill Lynch Government
                                                           Securities, Inc.; and Managing Director,
                                                           Debt Trading Division of Merrill Lynch,
                                                           Pierce, Fenner & Smith Inc.).

Rodger D. Shay, Jr.*+           Trustee since 2002.        President and Chief Executive Officer,              7
Age:  49                        Indefinite Term of Office  Shay Financial Services, Inc. currently
1000 Brickell Avenue                                       and from 1997 to 2007; President, Shay
5th Floor                       President since 2005.      Assets Management, Inc. from 2005 to 2008
Miami, FL  33131                Term of Office Expires     and Senior Vice President from 1997 to
                                2009                       2005; Director, Family Financial Holdings,
                                                           LLC since 2000; Director, First Financial
                                                           Bank and Trust from 2003 to 2007;
                                                           Director, First Federal Savings and Loan
                                                           of Memphis from 1989 to 1991; Director,
                                                           NCB Holdings Inc. and New Century Bank since
                                                           2007.

----------

* This Trustee is an "interested person" of the Trust under the 1940 Act because he holds certain positions with the Trust's Distributor and/or Investment Adviser and because of his financial interest in Shay Investment Services, Inc., parent company of the Trust's Investment Adviser, Shay Assets Management, Inc., and Distributor, Shay Financial Services, Inc.

+ Rodger D. Shay, Jr., Trustee, is the son of Rodger D. Shay, Chairman of the Board of Trustees and Trustee.

                                    POSITION(S) HELD                                                       NO. OF
                                   WITH TRUST, LENGTH        PRINCIPAL OCCUPATION(S) DURING PAST         PORTFOLIOS
                                   OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
    NAME, AGE AND ADDRESS            TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
------------------------------  -------------------------  -------------------------------------------  --------------
Robert T. Podraza               Vice President and         Vice President, Shay Investment Services,           7
Age:  64                        Assistant Treasurer        Inc. since 1990; Vice President and Chief
1000 Brickell Avenue            since 1998.                Compliance Officer, Shay Financial
Miami, FL 33131                 Term of Office Expires     Services, Inc. since 1990 and 1997,
                                2009                       respectively; Vice President since 1990
                                                           and Chief Compliance Officer from 1997 to
                                                           2004, Shay Assets Management, Inc.; Chief
                                                           Compliance Officer, Shay Financial
                                                           Services Co. and Shay Assets Management
                                                           Co. from 1989 to 1997; and Director,
                                                           National Society of Compliance
                                                           Professionals from 1996 to 1999.

Arthur A. Jensen                Treasurer since 2008.      Senior Vice President - Citi Fund                   7
Age:  42                        Term of Office Expires     Services, Inc. (formerly, BISYS Fund
3435 Stelzer Road               2009                       Services, Inc.) since July 2008; Vice
Columbus, OH  43219                                        President - J.P. Morgan Funds Management,
                                                           Inc. from April 2005 through June 2008;
                                                           and Vice President - BISYS Fund Services,
                                                           Inc. from June 2001 through April 2005

Daniel K. Ellenwood             Secretary since 1998.      Vice President and Chief Compliance                 7
Age:  39                        Anti-Money Laundering      Officer since 2004, Assistant Vice
230 West Monroe Street          Compliance Officer since   President and Operations/Compliance
Suite 2810                      2003.                      Officer from 2003 to 2004, Operations
Chicago, IL  60606              Term of Office Expires     Manager from 1997 to 2003, Shay Assets
                                2009                       Management, Inc.; Compliance Analyst, from
                                                           1996 to 2004, Vice President since 2004,
                                                           Shay Financial Services, Inc. and
                                                           Anti-money Laundering Compliance Officer,
                                                           AMF Large Cap Equity Institutional Fund,
                                                           Inc. from 2003 to 2007.

Michael J. Nanosky              Chief Compliance Officer    Vice President and Chief Compliance Officer,       7
Age:  42                        since 2009.                 CCO Services of Citi Fund Services, Inc.
3435 Stelzer Road               Term of Office Expires      (formerly, BISYS Fund Services, Inc.)
Columbus, OH  43219             2009                        since 2008. Vice President and Managing Director
                                                            of Regulatory Compliance, National City Bank
                                                            - Allegiant Asset Management from 2004 to 2008;
                                                            Assistant Vice President and Director of Fund
                                                            Administration and Compliance, National City Bank
                                                            - Allegiant Asset Management from 2002 to 2004.

Christine A. Cwik               Assistant Secretary        Executive Secretary, Shay Assets                    7
Age:  59                        since 1999.                Management, Inc. since 1999; Executive
230 West Monroe Street          Term of Office Expires     Secretary, Shay Investment Services, Inc.
Suite 2810                      2009                       from 1997 to 1999; Executive Secretary,
Chicago, IL  60606                                         Chicago Bonding from 1991 to 1997.

                                    POSITION(S) HELD                                                       NO. OF
                                   WITH TRUST, LENGTH        PRINCIPAL OCCUPATION(S) DURING PAST         PORTFOLIOS
                                   OF TIME SERVED AND         FIVE YEARS, PRIOR RELEVANT EXPERIENCE       IN TRUST
    NAME, AGE AND ADDRESS            TERM OF OFFICE                  AND OTHER DIRECTORSHIPS              OVERSEEN
------------------------------  -------------------------  -------------------------------------------  --------------
Danio Mastropieri               Assistant Secretary        Assistant Secretary, Asset Management Fund          7
Age:  36                        since 2008.                since 2008; Secretary, First Funds since
100 Summer Street               Term of Office Expires     2007; Assistant Vice President, Citi Fund
Suite 1500                      2009                       Services Ohio, Inc. (formerly, BISYS Fund
Boston, MA  02110                                          Services, Inc.) since July 2007;
                                                           Regulatory Administration Specialist, PFPC
                                                           Inc. from July 2004 through July 2007;
                                                           Document Review Attorney - Special Counsel
                                                           from February 2003 through July 2004.

      The following table sets forth the compensation earned by Trustees from the Trust and the fund complex for the fiscal year ended October 31, 2008:

                                                          PENSION OR           ESTIMATED
                                                          RETIREMENT            ANNUAL           TOTAL
                                    AGGREGATE          BENEFITS ACCRUED        BENEFITS        COMPENSATION
                                   COMPENSATION        AS PART OF TRUST          UPON         FROM TRUST AND
        TRUSTEE                   FROM THE TRUST           EXPENSES           RETIREMENT       FUND COMPLEX
-----------------------------   ------------------   --------------------   --------------   -----------------
INDEPENDENT TRUSTEES
Richard M. Amis                      $35,000                  $0                  $0              $35,000
David F. Holland                     $36,500                  $0                  $0              $36,500
Gerald J. Levy                       $31,500                  $0                  $0              $31,500
William A. McKenna, Jr.              $31,500                  $0                  $0              $31,500
Christopher M. Owen                  $28,500                  $0                  $0              $28,500
Maria F. Ramirez                     $40,000                  $0                  $0              $40,000
INTERESTED TRUSTEES
Rodger D. Shay                       $     0                  $0                  $0              $     0
Rodger D. Shay, Jr.                  $     0                  $0                  $0              $     0


      The Independent Trustees receive an annual retainer of $12,000. For each in-person meeting, the meeting attendance fee is $2,500 for board meetings and $1,500 for committee meetings. For each telephonic meeting, the meeting attendance fee is $1,000. An annual retainer of $3,000 and $1,000 is also paid to the chairman of the Audit and Nominating and Governance committees, respectively. During the year ended October 31, 2008, the Board held four regular in-person meetings and seven special telephonic meetings.

      The Board of Trustees has three standing committees: the Audit Committee, the Nominating and Governance Committee and the Valuation Committee. The Audit Committee held three in-person meetings during the year ended October 31, 2008. The Nominating and Governance Committee held one in-person meeting during the year ended October 31, 2008. The Valuation Committee held six meetings during the year ended October 31, 2008.

      The Audit Committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the independent registered public accounting firm. The members of the Audit Committee are David F. Holland, Chair, Richard M. Amis, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

      The Nominating and Governance Committee is responsible for selection and nomination for election or appointment to the Board of the Independent Trustees. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates, including shareholders of the Trust. Suggestions and other correspondence should be sent in writing to Daniel K. Ellenwood, Secretary, Asset Management Fund, 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new trustees and reserves the right to interview all candidates and to make the final selection of any new trustees. The members of the Nominating and Governance Committee are Richard M. Amis, Chair, David F. Holland, Gerald J. Levy, William A. McKenna, Jr., Christopher M. Owen and Maria F. Ramirez.

      The Valuation Committee, along with the President of the Investment Adviser, are responsible under the Trust's Pricing Procedures for reviewing and considering valuation recommendations by management for securities for which market quotations are not available or that a portfolio manager believes are being significantly mispriced by an independent pricing service. The members of the Valuation Committee are Maria F. Ramirez, Chair, Rodger D. Shay, Rodger D. Shay, Jr., Richard M. Amis, David F. Holland, Gerald J. Levy, William A. McKenna, Jr. and Christopher M. Owen.

      The following table sets forth the dollar range of equity securities beneficially owned by each Trustee (either directly or through institutions in which they serve as an officer) as of December 31, 2008:

                                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     AGGREGATE DOLLAR
                                                                                                      RANGE OF EQUITY
                                                                                                     SECURITIES IN ALL
                                                                                                         REGISTERED
                                                                                                         INVESTMENT
                                                           SHORT                   U.S.                   COMPANIES
                                    ULTRA                   U.S.      INTER-     GOVERN-    LARGE       OVERSEEN BY
                          MONEY     SHORT       ULTRA     GOVERN-     MEDIATE     MENT       CAP     TRUSTEE IN FAMILY
                         MARKET    MORTGAGE     SHORT      MENT       MORTGAGE  MORTGAGE   EQUITY     OF INVESTMENT
       TRUSTEE            FUND      FUND        FUND       FUND         FUND      FUND      FUND 1      COMPANIES
---------------------  ---------- ----------- --------- ------------ --------- ---------- --------- -------------------
INDEPENDENT TRUSTEES

                          over       over                  over
Richard M. Amis        $100,000(2)  $100,000(2)   $0     $100,000(2)    $0         $0         $0       over $100,000

                                   $10,001 -
David F. Holland           $0       50,000        $0         $0         $0         $0         $0      $10,001 - 50,000

                                              $10,001 -
Gerald J. Levy             $0         $0       50,000(3)     $0         $0         $0         $0      $10,001 - 50,000

                       $10,001 -   $10,001 -
William A. McKenna       50,000     50,000    $1-10,000      $0         $0         $0         $0      $10,001 - 50,000

Christopher M. Owen    $1-10,000  $1-10,000(4)$1-10,000  $1-10,000   $1-10,000  $1-10,000 $1-10,000 $10,001 - 50,000

Maria F. Ramirez       $1-10,000      $0          $0         $0         $0         $0         $0         $1-10,000

INTERESTED TRUSTEES

Rodger D. Shay             $0         $0          $0         $10,001 -  $0         $0         $0             $0
                          over       over                     50,000
                                                                                          $10,001 -
Rodger D. Shay, Jr.     $100,000   $100,000       $0         $0         $0         $0      50,000      over $100,000

-------------

(1) As of December 31, 2008, Mr. Holland, Mr. McKenna, Mr. Shay and Mr. Shay, Jr. owned shares of the John Hancock Large Cap Select Fund, which was reorganized into the Large Cap Equity Fund on February 20, 2009.

(2) Mr. Amis had through an institution he serves as an officer shared voting and investment power over 1,411,962.210 Class I shares of the Money Market Fund, 1,674,012.807 shares of the Ultra Short Mortgage Fund and 292,491.325 shares of the Short U.S. Government Fund and disclaims beneficial ownership of those shares.

(3) Mr. Levy had through an institution he serves as an officer shared voting and investment power over 100,000 shares of the Ultra Short Fund and disclaims beneficial ownership of those shares.

(4) Mr. Owen had through an institution he serves as an officer shared voting and investment power over 1,854,052.742 shares of the Ultra Short Mortgage Fund and disclaims beneficial ownership of those shares.

      As of February 2, 2009, the officers and Trustees of the Trust as a group directly owned less than 1% of the shares of each Fund (including each class of the Money Market Fund). As of December 31, 2008, institutions owned by Shay Investment Services, Inc., a closely held corporation majority owned by Messrs. Shay and Shay, Jr., held 788,693.830 Class D shares of the Money Market Fund, 683,215.790 shares of the Ultra Short Mortgage Fund, 91,318.069 shares of the Ultra Short Fund and 16,829.614 shares of the Short U.S. Government Fund. Messrs. Shay and Shay, Jr. do not have voting and/or investment power over those shares.

      No Independent Trustee owns beneficially or of record, any security of Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc. or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Shay Assets Management, Inc., Shay Financial Services, Inc., or Shay Investment Services Inc.

      The following table provides certain information at February 2, 2009 with respect to persons known to the Trust to be record owners of 5% or more of the shares of common stock of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                                                                                            PERCENT OF FUND'S
                                                                                               OUTSTANDING
     NAME AND ADDRESS OF RECORD OWNER               FUND              NUMBER OF SHARES          SHARES*,**
-----------------------------------------   ----------------------   ------------------   ---------------------
Lake Securities Corporation                   Money Market Fund -       5,246,424.64              14.18%
342 Main Street                                    Class I*
Wakefield, MA 01880

North Cambridge Cooperative Bank              Money Market Fund -        4,460,611.7              12.05%
2360 Massachusetts Avenue                          Class I*
Cambridge, MA 02140

Washington Savings Bank                       Money Market Fund -       3,402,734.47              9.19%
Attn: Mr. Claude E. Hudson, President              Class I*
P.O. Box 707
Effingham, IL 62401-0707

Indiana Kentucky Regional Council of          Money Market Fund -       3,128,354.21              8.45%
Carpenters Joint Apprent-Training FD               Class I*
6125 E. 38th Street
Indianapolis, IN 46226-5603

Centennial Securities Corporation             Money Market Fund -       2,123,889.46              5.74%
70 South Street                                    Class I*
Pittsfield, MA 01201-6109

The North Country Savings Bank                Money Market Fund -       2,015,457.89              5.45%
Attn: Charles W. St. Onge                          Class I*
P.O. Box 230
Canton, NY 13617

                                       29

                                                                                            PERCENT OF FUND'S
                                                                                               OUTSTANDING
     NAME AND ADDRESS OF RECORD OWNER               FUND              NUMBER OF SHARES          SHARES*,**
-----------------------------------------   ----------------------   ------------------   ---------------------
Citi Fund Services                             Money Market Fund         7,143,935.75             74.50%
FBO Total Plus Sweep Customers                     Class D*
Attn: Institutional Services/ Sweep Team
3435 Stelzer Road
Columbus, OH 43219

Community Bank of Tri-County                   Money Market Fund         1,586,931.35             16.55%
Attn: David Vaira                                  Class D*
P.O. Box 38
Waldorf, MD 20604

First Financial Bank and Trust Co.             Money Market Fund          799,528.44              8.34%
Attn: Danny Strickland                             Class D*
23910 Railroad Avenue
Plaquemine, LA 70764

Eagle Bank                                     Ultra Short Fund          701,675.706              16.00%
Attn: Robert W. Mitchell Jr.
465 Broadway
P.O. Box 9121
Everett, MA 02149

Brooklyn Federal Savings Bank                  Ultra Short Fund          500,734.051              11.41%
Attn: Controller
81 Court Street
Brooklyn, NY 11201

Proficio Bank                                  Ultra Short Fund          426,023.519              9.71%
Attn: Marilyn McCleery
420 E. South Temple
Salt Lake City, UT 84111

Bank of Fall River                             Ultra Short Fund          260,414.484              5.94%
Attn: Joseph R. Fournier
30 Bedford Street
Fall River, MA 02720

Winter Hill Federal Savings Bank               Ultra Short Fund          252,884.053              5.76%
Attn: Dennis J. Doolin
342 Broadway
Somerville, MA 02145

Willow Financial Bancorp, Inc.                 Ultra Short Fund          251,762.336              5.74%
Attn: Neil Kalani
170 S. Warner Road
Suite 300
Wayne, PA 19087

Cross Country Federal Savings Bank             Ultra Short Fund          219,831.234              5.01%
Attn: Steven Salsberg - Controller
79-21 Metropolitan Avenue
Middle Village, NY 11379

Flushing Savings Bank FSB                       Short U.S. Fund         1,231,606.009             20.30%
Attn: Astrid Burrowes
1979 Marcus Avenue
Suite E140
Lake Success, NY 11042

                                                                                            PERCENT OF FUND'S
                                                                                               OUTSTANDING
     NAME AND ADDRESS OF RECORD OWNER               FUND              NUMBER OF SHARES          SHARES*,**
-----------------------------------------   ----------------------   ------------------   ---------------------
The Bank of Canton                              Short U.S. Fund          430,171.432               7.09%
Attn: John M. Sweeney SVP/CFO
490 Turnpike Street
Canton, MA 02021-2704

North Cambridge Cooperative Bank                Short U.S. Fund          375,800.612               6.19%
2360 Massachusetts Avenue
Cambridge, MA 02140

Orange Savings Bank                             Short U.S. Fund          313,413.402               5.17%
Attn: Darby Byrd - President
P.O. Box 730
812 N. 16th Street
Orange, TX 77631-0730

Bank United FSB                              Intermediate Mortgage      3,344,198.658             30.47%
Attn: Bert Lopez                                     Fund
7815 NW 148th Street
Miami Lakes, FL 33016

The Bank of Canton                           Intermediate Mortgage      1,551,194.326             14.13%
Attn: John M. Sweeney SVP/CFO                        Fund
490 Turnpike Street
Canton, MA 02021-2704

Martinsville First Savings Bank              Intermediate Mortgage       936,722.297               8.53%
Attn: John Hornsby - President                       Fund
P.O. Box 684
Martinsville, VA 24114

Cross Country Federal Savings Bank           Intermediate Mortgage        569,816.34               5.19%
Attn: Steven Salsberg - Controller                   Fund
79-21 Metropolitan Avenue
Middle Village, NY 11379

The Bank of Canton                              U.S. Government         1,369,341.935             22.93%
Attn: John M. Sweeney SVP/CFO                    Mortgage Fund
490 Turnpike Street
Canton, MA 02021-2704

St. Casimirs Savings Bank                       U.S. Government          832,783.586              13.95%
Attn: Ronald D. Jasion                           Mortgage Fund
2703 Foster Avenue
Baltimore, MD 21224

Community Federal Savings Bank                  U.S. Government          742,677.895              12.44%
Attn: Mark Versella                              Mortgage Fund
89-07 Jamaica Avenue
Woodhaven, NY 11421

Century Surety Company                          U.S. Government          484,091.851               8.11%
Attn: Steven R. Young                            Mortgage Fund
465 Cleveland Avenue
Westerville, OH 43082

The Citizens Bank                               U.S. Government          463,821.892               7.77%
Attn: Scott Bailey                               Mortgage Fund
500 W. Broadway
Farmington, NM 87401

                                                                                            PERCENT OF FUND'S
                                                                                               OUTSTANDING
     NAME AND ADDRESS OF RECORD OWNER               FUND              NUMBER OF SHARES          SHARES*,**
-----------------------------------------   ----------------------   ------------------   ---------------------
Family Federal Savings FA                       U.S. Government          371,916.296              6.23%
Attn: David R. Brassard                          Mortgage Fund
P.O. Box 439
310 Main Street
Fitchburg, MA 01420

Bank of Canton - Green Lodge                    U.S. Government          327,674.86               5.49%
557 Washington Street                            Mortgage Fund
Canton, MA 02021

New York Community Bank                        Large Cap Equity         2,763,185.209             47.49%
Attn: John Pinto                                    Fund**
615 Merrick Avenue
Westbury, NY 11590

Watertown Savings Bank                         Large Cap Equity         1,329,952.887             22.86%
Attn: Bradley T. Clark                              Fund**
111 Clinton Street
Watertown, NY 13601-0250

Ulster Savings Bank                            Large Cap Equity          429,988.047              7.39%
Attn: Richard V. Roth                               Fund**
180 Schwenk Dr.
Kingston, NY 12401

Dime Community Bancshares Inc.                 Large Cap Equity         352,483.742               6.06%
Attn: Timothy B. King                               Fund**
209 Havemeyer Street
Brooklyn, NY  11211

The Oneida Savings Bank                        Large Cap Equity          348,965.933              6.00%
Attn: Rich Deresa                                   Fund**
182 Main Street
Oneida, NY  13421-1629

--------------------------
* Percent of outstanding shares with respect to the applicable class for the Money Market Fund.

** Percent of outstanding shares for Class AMF Shares of the Large Cap Equity Fund. Class H Shares of the Large Cap Equity Fund had not commenced operations as of February 2, 2009.

      Citi Fund Services, FBO Total Plus Sweep Customers, 3435 Stelzer Rd., Columbus, OH 43219 is the holder of record only of the Money Market Fund Class D shares listed above that are held for the benefit of Total Plus Sweep Customers.

                               INVESTMENT ADVISER

      The investment adviser of the Trust since December 8, 1997 is Shay Assets Management, Inc. (the "Investment Adviser"), a Florida corporation, with its principal office at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606. The Investment Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Shay Investment Services, Inc., a closely-held corporation majority-owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of Shay Financial Services, Inc. As a result of the foregoing, Rodger D. Shay and Rodger D. Shay, Jr. are considered interested persons of the Trust.

      The Investment Advisory Agreement between the Funds (other than the Ultra Short Fund and the Large Cap Equity Fund) and the Investment Adviser (the "Advisory Agreement") continues from year to year, subject to termination by the Fund or the Investment Adviser as hereinafter provided, if such continuance is approved at least annually by a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of each Fund or by the Board of Trustees. The separate Investment Advisory Agreement between the Ultra Short Fund and the Investment Adviser (the "Ultra Short Advisory Agreement") and the separate Investment Advisory Agreement between the Large Cap Equity Fund and the Investment Adviser (the "Large Cap Equity Advisory Agreement" together with the Ultra Short Advisory Agreement and the Advisory Agreement, the "Advisory Agreements") continues from year to year, in the same manner as the Advisory Agreement subject to the continuation provisions described above. The Advisory Agreements must also be approved annually by the vote of a majority of the Trustees who are not parties to each Advisory Agreement or "interested persons" of any party thereto. All Trustees' votes must be cast in person at a meeting called for the purpose of voting on such approval.

      The Advisory Agreements for each Fund were continued by the Board of Trustees, including a majority of the Independent Trustees, at a meeting on January 30, 2009. The Board of Trustees, including a majority of the Independent Trustees, determined that the Advisory Agreements are fair and reasonable and that the continuance of the agreements is in the best interests of the Trust. The Independent Trustees met separately from the "interested" Trustees of the Trust and officers or employees of the Investment Adviser or its affiliates to consider continuance of the Advisory Agreements and were assisted by legal counsel in making their determination.

      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Money Market Fund pays the Investment Adviser a fee, payable monthly, computed as follows with respect to the Money Market Fund:
0.15% per annum of the average daily net assets of the Fund up to and including $500 million; 0.125% per annum of the next $500 million of such net assets; and 0.10% per annum of such net assets over $1 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Advisory Agreement) to daily net assets with respect to the Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of the Fund), the compensation due to the Investment Adviser for that day shall be reduced, but not below zero, by an amount equal to the Excess Expense of such Fund. The Investment Adviser may voluntarily elect to waive its advisory fees in an amount up to but not to exceed 0.15% of the average daily net assets of the Fund. For the period from November 1, 2007 through February 29, 2008, the Investment Adviser voluntarily waived its entire fee. For the period March 1, 2008 through October 31, 2008 the Investment Adviser voluntarily waived 0.10% of its fee. The voluntary waiver may be terminated at any time by the Investment Adviser.

      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Ultra Short Mortgage Fund pays the Investment Adviser a fee, payable monthly, based on an annual percentage of the average daily net assets of the Fund as follows: 0.45% on the first $3 billion; 0.35% of the next $2 billion and 0.25% in excess of $5 billion. The Investment Adviser may voluntarily elect to waive its advisory fees in an amount up to but not to exceed 0.45% of the average daily net assets of the Fund. For the fiscal year ended October 31, 2008, the Investment Adviser voluntarily waived 0.20% of its fee so that the Fund paid the Investment Adviser a fee of 0.25% of its average daily net assets. This voluntary waiver may be terminated at any time by the Investment Adviser.

      As compensation for the services rendered by the Investment Adviser under the Ultra Short Advisory Agreement, the Ultra Short Fund pays the Investment Adviser a fee, payable monthly, equal to 0.45% per annum of the average daily net assets of the Fund. For the fiscal year ended October 31, 2008, the Investment Adviser voluntarily waived 0.20% of its fee so that the Fund paid a management fee of 0.25% of its average daily net assets. This voluntary waiver may be terminated at any time by the Investment Adviser.

      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, each of the Short U.S. Government Fund and the U.S. Government Mortgage Fund pays the Investment Adviser a fee, payable monthly, computed as follows: 0.25% per annum of the average daily net assets of the Fund up to and including $500 million; 0.175% per annum of the next $500 million of such net assets; 0.125% per annum of the next $500 million of such assets; and 0.10% per annum of such net assets over $1.5 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Agreement) to daily net assets with respect to a Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of such Fund), the compensation due to the Investment Adviser for that day shall be reduced, but not below zero, by an amount equal to the Excess Expense of such Fund.

      As compensation for the services rendered by the Investment Adviser under the Advisory Agreement, the Intermediate Mortgage Fund pays the Investment Adviser a fee, payable monthly at the rate of 0.35% per annum of the average daily net assets of the Fund up to and including $500 million; 0.275% per annum of the next $500 million of such net assets; 0.20% per annum of the next $500 million of such net assets; and 0.10% per annum of such net assets over $1.5 billion. The Advisory Agreement provides that in the event the daily ratio of Expenses (as defined in the Agreement) to daily net assets with respect to a Fund on any day exceeds 0.75% (such expenses hereinafter called the "Excess Expense" of such Fund), the compensation due to the Investment Adviser for that day shall be reduced but not below zero, by an amount equal to the Excess Expense of such Fund. The Investment Adviser may voluntarily elect to waive its fees in an amount up to but not to exceed 0.35% of the average daily net assets of the Fund. For the fiscal year ended October 31, 2008, the Investment Adviser voluntarily waived 0.10% of its fee so that the Fund paid a management fee of 0.25% of its average daily net assets. This voluntary waiver may be terminated at any time by the Investment Adviser.

      As compensation for services to be rendered by the Investment Adviser under the Large Cap Equity Fund Advisory Agreement, the Large Cap Equity Fund pays the Investment Adviser a fee based on average net assets of the Fund, computed daily and payable monthly, at the annual rate of .65% for the first $250 million and .55% for assets over $250 million.

                                                   INVESTMENT ADVISORY FEES PAID
                                    -------------------------------------------------------
             FUND                        2008                2007                2006
---------------------------------   ---------------   -----------------   -----------------
Money Market*....................   $        32,655   $               0   $               0
Ultra Short Mortgage*............         4,153,054           5,530,179           6,108,115
Ultra Short*.....................           312,551             500,131             552,103
Short U.S. Government*...........           268,043             364,857             388,209
Intermediate Mortgage*...........           394,919             622,923             664,184
U.S. Government Mortgage*........           233,664             359,452             410,809
Large Cap Equity Fund**..........           319,622             325,695             531,583

                                                 INVESTMENT ADVISORY FEES WAIVED
                                    -------------------------------------------------------
              FUND                        2008              2007                2006
---------------------------------   ---------------   -----------------   -----------------
Money Market*....................   $       220,437   $         274,099   $         185,418
Ultra Short Mortgage*............         3,322,460   $       4,424,192           4,886,545
Ultra Short*.....................           250,042   $         400,110             441,688
Intermediate Mortgage*...........           157,965   $         249,167             265,672

-------------
*     For the fiscal year ended October 31.

** For the fiscal year and the ten-month period ended October 31 for 2008 and 2007, respectively. For the fiscal year ended December 31 for 2006. Large Cap Equity Fund's fees for 2006 are derived from the Advisory Agreement between the AMF Large Cap Equity Institutional Fund, the predecessor fund to the Large Cap Equity Fund (the "Predecessor Fund") and the Investment Adviser. Prior to the reorganization of the Predecessor Fund into the Large Cap Equity Fund on January 8, 2007, the Predecessor Fund paid the Investment Adviser a fee from the Predecessor Fund computed at the annual rate of 0.75% of the first $100,000,000 of the Predecessor Fund's average daily net assets and 0.50% of the Predecessor Fund's average daily net assets in excess of $100,000,000. The fee payable to the Investment Adviser was reduced (but not below zero) to the extent the expenses of the Predecessor Fund (exclusive of professional fees, such as legal and audit fees, directors' fees and expenses and distribution expenses, if any, payable under Rule 12b-1) exceeded 1.10% of the Predecessor Fund's average daily net assets during any fiscal year during the term of the Predecessor Fund's agreement with the Investment Adviser.

      The Investment Adviser may from time to time enter into arrangements with entities such as trade associations and affinity groups ("organizations") whereby the Investment Adviser agrees to pay such an organization a portion of the management fees received by the Investment Adviser with respect to assets invested in the Funds by members of the organization for certain services or products (such as use of logos or membership lists, bundling with or placement of articles in newsletters or other organization publications, directory listings, and space at trade shows) provided by the organization.

      The Advisory Agreements provide that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by any Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreements.

      The Advisory Agreements will terminate automatically upon assignment and are terminable with respect to a Fund at any time without penalty by the Board of Trustees or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of the Fund on 60 days' written notice to the Investment Adviser, or by the Investment Adviser on 90 days' written notice to the Fund.

PORTFOLIO MANAGERS

      The portfolio managers of the Investment Adviser manage the Funds' investments as a team. The portfolio managers responsible for the day-to-day management of each Fund's, except the Large Cap Equity Fund, investments are David F. Adamson, Kevin T. Blaser and David Woods. The portfolio managers responsible for the day-to-day management of the Large Cap Equity Fund's investments are John J. McCabe and Mark F. Trautman. The table below shows other accounts for which the portfolio managers of the Funds are responsible for the day-to-day portfolio management as of October 31, 2008.

                                                                                                                  NUMBER OF
                                                                                                                  ACCOUNTS
                                                                                                                MANAGED WITH
        NAME OF                                                         NUMBER OF                               ADVISORY FEE
       PORTFOLIO                                                        ACCOUNTS          TOTAL ASSETS            BASED ON
        MANAGER                       TYPE OF ACCOUNT                    MANAGED             MANAGED             PERFORMANCE
----------------------   --------------------------------------   ------------------   -------------------   ------------------
David F. Adamson         Registered investment companies:                   0                   0                     0
                         Other pooled investment vehicles:                  0                   0                     0
                         Other advisory accounts:                           1              $82,000,000                0

Kevin T. Blaser          Registered investment companies:                   0                   0                     0
                         Other pooled investment vehicles:                  0                   0                     0
                         Other advisory accounts:                           1              $82,000,000                0


David Woods              Registered investment companies:                   0                   0                     0
                         Other pooled investment vehicles:                  0                   0                     0
                         Other advisory accounts:                           1              $82,000,000                0


Mark F. Trautman         Registered investment companies:                   1              $40,000,000                0
                         Other pooled investment vehicles:                  0                   0                     0
                         Other advisory accounts:                           0                   0                     0

John J. McCabe           Registered investment companies:                   1              $40,000,000                0
                         Other pooled investment vehicles:                  0                   0                     0
                         Other advisory accounts:                           0                   0                     0

      Investment decisions for each Fund are made independently from those for the other Funds and other accounts advised by the Investment Adviser. It may happen, on occasion, that the same security is held in one Fund and in another Fund or in another account advised by the Investment Adviser. Simultaneous transactions are likely when several portfolios are advised by the same investment adviser, particularly when a security is suitable for the investment objectives of more than one of such accounts. When two or more Funds or accounts advised by the Investment Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective Funds or accounts, both as to amount and price, in accordance with a method deemed equitable to each Fund or account. In some cases, this system may adversely affect the price paid or received by a Fund or the size of the security position obtainable for such Fund.

      The compensation of the portfolio managers for each Fund, except the Large Cap Equity Fund, consists of a base salary which is typically augmented by semi-annual subjective bonus payments based on periods ended June 30th and December 31st. The compensation of the portfolio managers for the Large Cap Equity Fund consists of a base salary which is typically augmented by annual subjective bonus payments. During cycles of rapidly rising assets under management, aggregate annual bonus compensation may exceed base salary compensation. In periods of rapidly declining assets under management, the opposite may be true. Bonus incentives can also be affected by long term risk-adjusted return performance.

      The following table sets forth the dollar range of equity securities beneficially owned by each portfolio manager as of October 31, 2008:

                                                  DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
----------------------------------------------------------------------------------------------------------------------
                                      ULTRA                                                       U.S.        LARGE
                           MONEY      SHORT         ULTRA      SHORT U.S.     INTERMEDIATE     GOVERNMENT      CAP
                          MARKET     MORTGAGE       SHORT      GOVERNMENT       MORTGAGE        MORTGAGE      EQUITY
  PORTFOLIO MANAGER        FUND       FUND          FUND          FUND            FUND            FUND        FUND
---------------------    --------   ----------   ----------   ------------   --------------   ------------   ---------
                                                                 $50,001-
David F. Adamson....       None       None          None        $100,000          None            None         None
Kevin T. Blaser.....       None       None       $1-$10,000       None            None            None         None
David Woods.........       None       None          None          None            None            None         None
Mark F. Trautman....       None       None          None          None            None            None         None
John J. McCabe......       None       None          None          None            None            None         None

                                   DISTRIBUTOR

      Shay Financial Services, Inc. is a registered broker-dealer and the Funds' principal distributor (the "Distributor"). The Distributor, a Florida corporation, is a wholly-owned subsidiary of Shay Investment Services, Inc., which is a closely-held corporation majority owned by Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, and Rodger D. Shay, Jr., who is a member of the Board of Trustees, President of the Trust and President of the Distributor. The Distributor is located at 230 West Monroe Street, Suite 2810, Chicago, Illinois 60606-4902.

      As compensation for distribution services with regard to the Class I shares of the Money Market Fund and the Short U.S. Government Fund, the Trust pays the Distributor a fee, payable monthly, with respect to those Funds at the rate of 0.15% per annum of the combined average daily net assets of both Funds up to and including $500 million; plus 0.125% per annum of the next $500 million of such combined net assets; plus 0.10% per annum of the next $1 billion of such combined net assets; plus 0.075% per annum of such combined net assets over $2 billion. This fee is allocated between the two Funds based on their relative average net assets. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived a portion of its fee with respect to the Class I shares of the Money Market Fund so that the Fund paid the Distributor a fee of 0.05% of the average daily net assets of the Class I shares of the Money Market Fund. This voluntary waiver may be terminated at any time by the Distributor. As compensation for distribution services with regard to the Class D shares of the Money Market Fund, the Trust pays the Distributor a fee, payable monthly, with respect to the Class D shares at the rate of 0.60% per annum of the daily net assets of the Class D shares. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived a portion of its fee so that the Fund paid the Distributor a fee of 0.55% of the Fund's average daily net assets. The Distributor voluntarily waived an additional amount of its fees during the fiscal year. This voluntary waiver may be terminated at any time by the Distributor.

      As compensation for distribution services, the Ultra Short Mortgage Fund pays the Distributor a fee, payable monthly at the rate of 0.25% per annum of the average daily net assets of the Fund. The Distributor may voluntarily elect to waive its 12b-1 fees in an amount up to but not to exceed 0.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived 0.10% of its fee so that the Fund paid the Distributor a fee of 0.15% of the Fund's average daily net assets. This voluntary waiver may be terminated at any time by the Distributor.


      As compensation for distribution services, the Ultra Short Fund pays the Distributor a fee, payable monthly, with respect to the Fund at the rate of 0.25% per annum of the average daily net assets of the Fund. The Distributor may voluntarily elect to waive its fees in an amount up to but not to exceed

0.25% of the average daily net assets of the Fund. The Distributor voluntarily waived 0.10% of its fee so that the Fund paid the Distributor a fee of 0.15% of the Fund's average daily net assets. This voluntary waiver may be terminated by the Distributor at any time.


      As compensation for distribution services, each of the Intermediate Mortgage Fund and the U.S. Government Mortgage Fund pays the Distributor a fee, payable monthly, at the rate of 0.15% per annum of the average daily net assets of each Fund up to and including $500 million; 0.125% per annum of the next $500 million of such net assets; 0.10% per annum of the next $500 million of such net assets; and 0.075% per annum of such net assets over $1.5 billion.


      As compensation for distribution services, class AMF shares of the Large Cap Equity Fund pays the Distributor a fee, payable monthly at the rate of 0.25% per annum of the average daily net assets. The Distributor may voluntarily elect to waive its fees in an amount up to but not to exceed 0.25% of the average daily net assets of the Fund. For the fiscal year ended October 31, 2008, the Distributor voluntarily waived 0.10% of its fee so that Class AMF shares of the Fund paid the Distributor a fee of 0.15% of average daily net assets. This voluntary waiver may be terminated by the Distributor at any time. Class H shares of the Large Cap Equity Fund do not pay any distribution fees. Prior to the reorganization of the Predecessor Fund into the Large Cap Equity Fund on January 8, 2007, the Predecessor Fund did not pay any distribution fees.

                                         DISTRIBUTION FEES PAID
                                   ------------------------------------
             FUND                     2008         2007        2006
---------------------------------  ----------  -----------  -----------
Money Market*....................     314,011  $   304,904  $   208,094
Ultra Short Mortgage*............   2,491,854    3,318,123    3,664,887
Ultra Short*.....................     187,532      300,080      331,264
Short U.S. Government*...........     160,827      218,915      232,927
Intermediate Mortgage*...........     236,953      373,756      398,513
U.S. Government Mortgage*........     140,199      215,672      246,055
Large Cap Equity**...............      73,759       72,702           --

                                         DISTRIBUTION FEES WAIVED
                                   ------------------------------------
             FUND                     2008         2007         2006
---------------------------------  ----------  -----------  -----------
Money Market*....................  $  146,867  $   171,168  $   123,610
Ultra Short Mortgage*............   1,661,200    2,212,056    2,443,228
Ultra Short*.....................     125,019      200,051      220,840
Large Cap Equity**...............      49,172       47,862           --

-------------
*     For the fiscal year ended October 31.

** For the fiscal year and the ten-month period ended October 31 for 2008 and 2007, respectively, and for the fiscal year ended December 31 for 2006. Because the Large Cap Equity Fund did not commence operations until January 8, 2007, the Fund did not pay any distribution fees 2006.

      The Distributor is obligated under the Distribution Agreement to bear the costs and expenses of printing and distributing copies of prospectuses and annual and interim reports of the Trust (after such items have been prepared and set in type) that are used in connection with the offering of shares of the Trust to investors, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor in connection with the offering of the shares of the Funds for sale to investors.

      The Trust has been informed by the Distributor that during its fiscal year, of the fees received by the Distributor with respect to the Funds, the following expenditures were made:

                                                    COMPENSATION        EMPLOYEE                       OTHER
                                                   PAID TO BROKER-   COMPENSATION   STAFF TRAVEL &  ADMINISTRATIVE
         FUND           ADVERTISING     PRINTING        DEALERS         & COSTS         EXPENSE        EXPENSE
----------------------  -----------  ------------  ---------------  --------------  --------------  --------------
Money Market........... $     2,143  $        231  $      13,499    $    113,350    $    11,486     $    40,738
Ultra Short Mortgage...      18,264         2,047        135,322       1,151,511        113,407         409,056
Ultra Short............       1,633           186         10,600          89,159          9,069          32,089
Short U.S. Government..       1,205           136          9,018          76,788          7,564          27,270
Intermediate Mortgage..       1,805           210         13,258         112,678         11,184          40,155
U.S. Government               1,090           132          7,458          63,119          6,408          22,627
   Mortgage............
Large Cap Equity.......         478            54          3,866          33,066          3,208          11,695

      The Distributor and its affiliated persons, including Rodger D. Shay, who is a member of the Board of Trustees and Chairman of the Board of Trustees, Rodger D. Shay, Jr., who is a member of the Board of Trustees and President of the Trust, Robert T. Podraza, who is Vice President and Assistant Treasurer of the Trust, and Daniel K. Ellenwood, who is Secretary of the Trust, have a direct or indirect financial interest in the operation of the Funds' Rule 12b-1 Plan and related Distribution Agreement. None of the Trustees who are not interested persons of the Trust have any direct or indirect financial interest in the operation of the Funds' Rule 12b-1 Plan and related Distribution Agreement.

      The Trust has appointed the Distributor to act as the principal distributor of the Fund's continuous offering of shares pursuant to a Distribution Agreement dated December 8, 1997 between the Trust and the Distributor (the "Distribution Agreement"). The initial term of the Distribution Agreement was completed as of March 1, 1999, and now continues in effect from year to year thereafter, subject to termination by the Trust or the Distributor as hereinafter provided, if approved at least annually by the Board of Trustees and by a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the arrangements contemplated by the agreement.

      The Trust's Rule 12b-1 Plan requires the Board of Trustees to make a quarterly review of the amount expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made. The Rule 12b-1 Plan may not be amended to increase materially the amount paid by a Fund thereunder without shareholder approval. All material amendments to the Rule 12b-1 Plan must be approved by the Board of Trustees and by the "disinterested" Trustees referred to above. The Rule 12b-1 Plan will terminate automatically upon its assignment and is terminable at any time without penalty by a majority of the Trustees who are "disinterested" as described above or by a vote of a majority of the outstanding shares (as defined under "General Information" in this Statement of Additional Information) of each Fund on 60 days' written notice to the Distributor, or by the Distributor on 90 days' written notice to the Trust. Although the Distributor's fee is calculable separately with respect to each Fund and the Distributor reports expense information to the Trust on a Fund-by-Fund basis, any 12b-1 fee received by the Distributor in excess of expenses for a given Fund may be used for any purpose, including payment of expenses incurred in distributing shares of another Fund, to compensate another dealer for distribution assistance or payment of the Distributor's overhead expenses.

      The Investment Adviser or Distributor, out of its own resources and without additional costs to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds in recognition of their marketing, transaction processing and/or administrative services support.

      The Trust, the Investment Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members and officers of the Trust and employees of the

Investment Adviser and Distributor are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to requirements and restrictions set forth in the codes of ethics. The codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Portfolio managers, traders, research analysts and others involved in the investment advisory process are subject to special standards. Among other things, the codes of ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of quarterly reporting of securities transactions. Exceptions to these and other provisions of the codes of ethics may be granted in particular circumstances after review by appropriate personnel.

      It is not anticipated that the Funds, other than the Large Cap Equity Fund, will invest in voting securities. For the Large Cap Equity Fund and other Funds that invest in voting securities, the Trust has delegated to the Investment Adviser the responsibility for voting the proxies related to such securities, subject to the Board of Trustee's oversight. It is the Investment Adviser's policy to vote proxies in a manner that is most economically beneficial to a Fund. The Investment Adviser's Proxy Policy contains guidelines which reflect the Investment Adviser's normal policies with respect to voting for or against certain matters (e.g., anti-takeover provisions, socially active causes and routine matters). When a vote presents a conflict between the interests of Fund shareholders and the interests of the Investment Adviser or Distributor, a special internal review by the Investment Adviser's Executive Committee determines the vote. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-527-3713 or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                 FUND SERVICES

      Citi Fund Services Ohio, Inc. ("Citi"), 3435 Stelzer Road, Columbus, Ohio 43219, an Ohio corporation, is the Trust's current administrative agent (the "Administrator") with respect to each Fund. Pursuant to the terms of the administration agreement between the Trust and Citi (the "Administration Agreement"), Citi performs various administrative services for the Funds, including (i) performing or supervising the performance by others of administrative services and performing necessary administrative services and functions to the extent such services and functions are not provided pursuant to the Advisory Agreements, Distribution Agreement, transfer agency agreement and fund accounting agreement, (ii) providing each Fund with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Funds, (iii) maintaining each Fund's books and records, and (iv) preparing various filings, reports, statements and returns filed with governmental authorities or distributed to shareholders of each Fund.

      In addition, Citi is the transfer and dividend agent for the Funds' shares. Pursuant to the terms of the transfer agency agreement between the Trust and Citi (the "Transfer Agency Agreement"), Citi provides various transfer agency services to the Funds, including (i) processing shareholder purchase and redemption requests, (ii) processing dividend payments and (iii) maintaining shareholder account records.

      Citi also serves as the fund accountant for the Trust. Pursuant to the terms of the fund accounting agreement between the Trust and Citi (the "Fund Accounting Agreement"), Citi provides various fund accounting services to the Funds, which include (i) computing each Fund's net asset value for purposes of the sale and redemption of its shares, (ii) computing each Fund's dividend payables, (iii) preparing certain periodic reports and statements, and (iv) maintaining the general ledger accounting records for each Fund.

      As compensation for the services rendered by Citi under the Administration Agreement, Transfer Agency Agreement and Fund Accounting Agreement, the Trust pays Citi a single fee, computed daily and payable monthly, with respect to each Fund at the rate of 0.03% per annum of the Fund's average daily net assets up to and including $1 billion; 0.02% per annum of the next $1 billion of average daily net assets; and 0.01% per annum of each Fund's average daily net assets over $2 billion, with a minimum annual fee of $458,733 for the Trust's series taken together. If applicable, the minimum fee is allocated among the Trust's series based on relative average daily net assets. Certain out of pocket expenses and miscellaneous service fees and charges are not included in the fee rates and minimum annual fee described above. Citi is also entitled to receive a $15.00 per account per Fund annual processing fee for transfer agent services.

                                   FUND SERVICES FEES PAID (FEES WAIVED)
                                   -------------------------------------
              FUND                    2008         2007          2006
---------------------------------  ----------   ----------   -----------
Money Market*....................   $  50,619    $  54,818     $  37,083
Ultra Short Mortgage*............     431,131      521,187       544,307
Ultra Short*.....................      37,507       60,015        66,251
Short U.S. Government*...........      32,166       43,782        46,584
Intermediate Mortgage*...........      47,391       74,749        79,701
U.S. Government Mortgage*........      28,040       43,138        49,210
Large Cap Equity**...............      14,752       16,098        92,450

-------------
*     For the fiscal year ended October 31.

** For the fiscal year and the ten-month period ended October 31 for 2008 and 2007, respectively, and for the fiscal year ended December 31 for 2006 . The Large Cap Equity Fund's fees for 2006 are based on the Administration Agreement between the Predecessor Fund and Citi. Prior to the reorganization of the Predecessor Fund into the Large Cap Equity Fund on January 8, 2007, the Predecessor Fund paid Citi for its services as administrator and fund accountant a fee computed at the annual rate of 0.10% of the first $200 million of the Predecessor Fund's average net assets, 0.075% of the next $200 million of average net assets, with further reductions in the applicable rate for net assets in excess of $400 million, subject to a minimum annual charge of $80,400.

      The Trust has also entered into a compliance services agreement with Citi (the "Compliance Services Agreement"). Pursuant to the terms of the Compliance Services Agreement, Citi makes available an individual to serve as the Trust's chief compliance officer. The chief compliance officer is responsible for administering the Trust's compliance policies and procedures and annually reviewing the compliance policies and procedures of the Trust and the Trust's service providers in accordance with Rule 38a-1 under the 1940 Act. As compensation for the services to each Fund, rendered by Citi under the Compliance Services Agreement, the Trust paid Citi an annual fee of $146,070 plus out of pocket expenses for the period ended September 30, 2008. For the period ended September 30, 2007, the Trust paid Citi an annual fee of $109,307, plus out-of-pocket expenses, plus a prorated portion of an annual fee of $25,000 for the Large Cap Equity Fund for the period January 8, 2007 to September 30, 2007. Prior to the reorganization of the Predecessor Fund into the Large Cap Equity Fund on January 8, 2007, the Predecessor Fund paid Citi a fee of $50,000, plus out-of-pocket expenses, for services rendered under a separate compliance services agreement.

                                   CUSTODIAN

      The Bank of New York, One Wall Street, New York, New York 10286, a Maryland corporation, is the custodian of the Funds' investments.

                        DETERMINATION OF NET ASSET VALUE

      With respect to the Money Market Fund, the Trust relies on an exemptive rule (Rule 2a-7 under the 1940 Act) promulgated by the Securities and Exchange Commission permitting the Fund to use the amortized cost procedure in valuing the Money Market Fund's investments. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The Board of Trustees has determined that, absent unusual circumstances, the amortized cost method of valuation will fairly reflect the value of each shareholder's interest. As a condition to the use of the amortized cost method of valuation pursuant to such exemptive rule, the Money Market Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 397 days or less only, and invest only in securities determined by the Board of Trustees to be of eligible quality with minimal credit risks. (See rating requirements under "The Funds' Objectives and Investment Policies -- FDIC Insured Institutions" in this Statement of Additional Information.) An instrument which has a variable or floating rate of interest may be deemed under certain circumstances to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

      The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the price per share of shares of the Money Market Fund as computed for the purpose of distribution and redemption at $1.00. Such procedures include review by the Board of Trustees, as it may deem appropriate and at such intervals as are reasonable in light of current market conditions, of the deviation between the net asset value per share calculated by using available indications of market value and the net asset value per share using amortized cost values. The Investment Adviser has been delegated the authority to determine the market values of the securities held by the Fund through use of its fixed income fair value pricing methodology, provided that any changes in the methods used to determine market values are reported to and reviewed by the Board of Trustees.

      The extent of any deviation between the net asset value per share of the Money Market Fund based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it shall take such corrective action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

      For purposes of determining the net asset value per share of each other Fund (except the Large Cap Equity Fund), investments will be valued at prices obtained from one an independent pricing services or, for certain securities, the Board of Trustees has approved the daily use of a fixed income fair value pricing methodology developed by the Investment Adviser that the Board believes reflects the fair value of such securities. The Large Cap Equity Fund uses market prices in valuing portfolio securities, but may use fair value estimates if reliable market prices are unavailable. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost.

                       CERTAIN FEDERAL INCOME TAX MATTERS

      The following discussion is not intended to be a full discussion of federal income tax laws and their effect on shareholders. Investors should consult their own tax advisers as to the tax consequences of ownership of shares.

      Each of the Fund's portfolios is treated as a separate entity for federal income tax purposes, and thus the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies are applied to each Fund separately, rather than to the Trust as a whole. In addition, net long-term and short-term capital gains and losses, net investment income, operating expenses and all other items are determined separately for each Fund.

      Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. In order to so qualify, each Fund must, among other things: (a) diversify its holdings so that generally, at the end of each quarter of the taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, government securities, securities of other regulated investment companies and other securities with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than government securities or the securities of other regulated investment companies), the securities of two or more issuers (other than the securities of other regulated investment companies) which the Fund controls and which are engaged in the same or similar trades or business, or the securities of one or more qualified publicly traded partnerships; and (b) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on its net investment income and net capital gains distributed to shareholders, provided at least 90% of its investment company taxable income for the taxable year (computed without regard to the deduction for dividends paid) is so distributed.

      Dividends and distributions are taxable to shareholders whether they are reinvested in Fund shares or paid in cash. Dividends of each Fund's net investment income (which generally includes interest and dividend income, less certain expenses), other than "qualified dividend income," and distributions of net short-term capital gains (i.e., the excess of net short-term capital gains over net long-term capital losses) are taxable to shareholders as ordinary income. Distributions of qualified dividend income (generally dividends received from domestic corporations and qualified foreign corporations) are taxable to individual and other non-corporate shareholders at the federal income tax rates applicable to long-term capital gains, provided certain holding period and other requirements are satisfied. Unless extended by future legislation, the preferential treatment given qualified dividend income will not apply for taxable years beginning after December 31, 2010 and such income will be taxable as ordinary income. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares of the Fund. Under the Code, net long-term capital gains received by corporate shareholders (including net long-term capital gain distributions by a Fund) are taxed at the same rates as ordinary income. Net long-term capital gains received by individual and other non-corporate shareholders (including net long-term capital gain distributions by a Fund) are generally taxed at a maximum rate of 15%, but this rate will increase to 20% after 2010 unless legislation to extend the lower rate is enacted.

      Because no portion of the income of any Fund, other than the Large Cap Equity Fund, will consist of dividends from domestic corporations or qualified foreign corporations, dividends paid by the Funds, other than the Large Cap Equity Fund, are not expected to be treated as qualified dividend income, eligible for reduced rates of federal income taxation when received by non-corporate shareholders, and will not qualify for the "dividends received deduction" available to corporate shareholders. A portion of the dividends paid by the Large Cap Equity Fund are expected to be treated as qualified dividend income and are expected to be eligible for the dividends received deduction, provided certain holding period and other requirements are met at both the Fund and the shareholder levels.

      For federal income tax purposes at October 31, 2008, the Money Market Fund had a capital loss carryforward of $181,849, of which $181,035 expires in 2011, $407 expires in 2013 and $407 expires in 2015. The Ultra Short Mortgage Fund had a capital loss carryforward of $103,448,863, of which $2,995,058 expires in 2010, $33,378,700 expires in 2011, $24,633,492 expires in 2012, $19,172,685 expires in 2013, $13,969,341 expires in 2014, $1,808,482 expires in 2015 and
$7,491,105 in 2016. The Ultra Short Fund had a capital loss carryforward of $12,679,064, of which $1,342,312 expires in 2010, $1,849,300 expires in 2011,
$1,616,100 expires in 2012, $1,507,357 expires in 2013, $1,784,218 expires in
2014, $1,128,002 expires in 2015 and 3,451,774 in 2016. The Short U.S.
Government Fund had a capital loss carryforward of $5,109,205, of which $236,551 expires in 2011, $757,854 expires in 2012, $1,805,629 expires in 2013, $880,563 expires in 2014, $357,577 expires in 2015 and $1,071,031 in 2016. The
Intermediate Mortgage Fund had a capital loss carryforward of $13,586,677, of which $312,894 expires in 2010, $3,013,622 expires in 2011, $2,261,965 expires in 2012, $1,821,864 expires in 2013, $2,863,116 expires in 2014, $1,013,863 expires in 2015 and $2,299,353 in 2016. The U.S. Government Mortgage Fund had a capital loss carryforward of $7,770,053, of which $181,530 expires in 2010, $1,808,782 expires in 2011, $2,721,813 expires in 2012 and $3,057,928 expires in
2014. All capital loss carryforwards of a Fund are available to offset future realized capital gains, if any, of such Fund.

      Gain or loss realized upon a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a shareholder upon the sale or redemption of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. All or a portion of any loss realized upon the redemption of shares of a Fund will be disallowed if shares of the Fund or substantially identical stock or securities are acquired (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss. A shareholder's ability to utilize capital losses may be limited by the Code.

      A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

      If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

      The Funds may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Fund elects to include the market discount in income as it accrues as discussed above.

      A Fund's investment in lower-rated or unrated debt securities may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

      A Fund's transactions in forward contracts, options, futures contracts and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by such Fund (i.e., affect whether gain or loss is ordinary or capital), accelerate recognition of income to such Fund, defer such Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders of such Fund. These provisions may also require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause that Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. Each Fund will monitor its transactions in such investments, if any, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of such Fund as a regulated investment company, and minimize the imposition of federal income and excise taxes.

      A Fund's entry into a short sale transaction, an option or certain other contracts could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

      A portion of a Fund's income received from a residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. Under a notice issued by the Internal Revenue Service ("IRS"), excess inclusion income of a regulated investment company, such as a Fund, is allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

      Each Fund generally will be subject to a 4% nondeductible federal excise tax to the extent the Fund does not meet certain minimum distribution requirements by the end of each calendar year. To avoid the imposition of the 4% excise tax, a Fund must distribute at least 98% of its taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 (in most cases) of such year as well as amounts that were neither distributed nor taxed to the Fund during the prior calendar year. Each Fund intends to declare or distribute dividends during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

      Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

      A Fund may be required to withhold, for U.S. federal income tax purposes, a portion of all distributions and redemption proceeds payable to shareholders who fail to provide such Fund with their correct taxpayer identification number or who fail to make required certifications or if the Fund or the shareholder has been notified by the IRS that the shareholder is subject to backup withholding. Certain corporate and other shareholders specified in the Code and the regulations thereunder are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

      Foreign shareholders, including shareholders who are nonresident aliens, may be subject to U.S. withholding tax on certain distributions at a rate of 30% or such lower rates as may be prescribed by an applicable treaty. However, effective for taxable years of a Fund beginning before January 1, 2010, a Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. person with respect to dividends attributable to "qualified short-term gain" (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. A Fund may choose not to designate such amounts.

      Although the Ultra Short Fund may invest in municipal bonds, it is not anticipated that any of the Funds will qualify to pay exempt-interest dividends, which are not subject to the federal income tax, since no Fund is expected to meet the requirement that it have, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax-exempt obligations.

      Treasury Regulations provide that if a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their particular circumstances.

      Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general federal income taxation rules and with respect to other federal, state, local or foreign tax consequences to them of an investment in shares of a Fund.

                               FUND TRANSACTIONS

      Allocation of transactions, including their frequency, to various dealers is determined by the Investment Adviser in its best judgment under the general supervision of the Board of Trustees and in a manner deemed fair and reasonable to shareholders. Pursuant to the Investment Adviser's Best Execution Policies and Procedures, the Investment Adviser seeks to obtain "best execution" for the Funds' securities transactions. In seeking to obtain "best execution," the Investment Adviser considers the range and quality of the broker-dealer's services. As described below, the Investment Adviser on behalf of each Fund may effect securities transactions on an agency basis with broker-dealers providing research services and/or research-related products for the Fund. Research services or research-related products may include information in the form of written reports, reports accessed by computers or terminals, statistical collations and appraisals and analysis relating to companies or industries. However, in selecting such broker-dealers, the Investment Adviser adheres to the primary consideration of "best execution."

      Each Fund will not purchase securities from, sell securities to, or enter into repurchase agreements with, the Investment Adviser or any of its affiliates.

      For each Fund, other than the Large Cap Equity Fund, the following applies to Fund transactions. Purchases and sales of securities for each Fund are usually effected on a principal basis. Securities normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually, but not always, are no brokerage commissions paid by the Fund for such purchases, and during the fiscal years ended October 31, 2008, 2007 and 2006, none of the Funds paid any brokerage commissions. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. On occasion, the Investment Adviser may effect securities transactions with broker-dealers providing research services but would do so subject to seeking the best price and execution for portfolio transactions.

      For the Large Cap Equity Fund, the following applies to Fund transactions. The primary aim of the Investment Adviser in the allocation of the Large Cap Equity Fund's portfolio transactions to various brokers is the attainment of best price and execution. The Investment Adviser is authorized to pay a brokerage commission in excess of the commission that another broker might have charged for effecting the same transaction in recognition of the value of efficient execution and research and statistical information provided by the selected broker. The research and statistical information that may be provided to the Investment Adviser consist primarily of written and electronic reports and presentations analyzing specific companies, industry sectors, the stock market and the economy. To the extent that the Investment Adviser uses such research and information in rendering investment advice to the Large Cap Equity Fund, the research and information tend to reduce the Investment Adviser's expenses. The Investment Adviser may use research services and statistical information furnished by brokers through which the Large Cap Equity Fund effects securities transactions in servicing all of its accounts, and the Investment Adviser may not use all such services in connection with the Large Cap Equity Fund. In 2006, the Predecessor Fund did not engage in any such "soft dollar" brokerage transactions and in 2007 and 2008 the Large Cap Equity Fund did not engage in any such "soft dollar" brokerage transactions. The total amounts of brokerage commissions paid by the Predecessor Fund in 2006 and by the Large Cap Equity Fund in 2007 and 2008 were $11,933, $9,734 and $4,195, respectively. The brokerage commissions paid by the Fund will vary from year to year based on the level of activity in the Fund's portfolio.

      Transactions in portfolio securities of the Large Cap Equity Fund are effected through a broker selected from a list of brokers selected by the Investment Adviser on the basis of their ability to provide efficient execution of portfolio transactions. A large majority of the Large Cap Equity Fund's portfolio transactions are executed on national securities exchanges through member firms. However, when the Investment Adviser believes that a better price can be obtained for the Fund, portfolio transactions may be executed over-the-counter with non-member firms in what is referred to as the "third market." Portfolio transactions in unlisted securities are also executed over-the-counter. The brokerage list is reviewed continually in an effort to obtain maximum advantage from investment research and statistical information made available by brokers, and allocation among the brokers is made on the basis of best price and execution consistent with obtaining research and statistical information at reasonable cost.

             DISCLOSURE OF INFORMATION REGARDING PORTFOLIO HOLDINGS

      Each Fund's portfolio holdings are generally posted on the Funds' website, www.amffunds.com, on a monthly basis within 30 days after the month-end.

      Information about each Fund's portfolio holdings and other portfolio characteristics may be provided to the Administrator, the Distributor and other service providers at any time to enable such service providers to carry out their responsibilities to the Fund.

      In accordance with industry practice, information about each Fund's portfolio holdings and characteristics may be disclosed to mutual fund rating agencies and companies that collect and maintain information about mutual funds as soon as such information is publicly available. Portfolio holdings may also be provided before such information is publicly available to Morningstar and other rating agencies and companies that collect and maintain information about mutual funds that sign a confidentiality agreement.

      Prior to public dissemination of portfolio holdings, general performance or statistical information about a Fund, information about realized and unrealized capital gains, summaries of a Fund's performance and historical sector allocation may be disclosed to shareholders and prospective shareholders as soon as practicable.

      Prior to public dissemination of portfolio holdings, additional information about a Fund's portfolio holdings and characteristics may be disclosed as soon as practicable to institutional shareholders and prospective institutional shareholders of the Fund that are regulated entities and by law or business practices are required to receive such information.

      A Fund's portfolio holdings may be disclosed to third parties prior to their public dissemination for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of Fund assets and to minimize impact on remaining Fund shareholders.

      Portfolio holdings and characteristics may also be disclosed in other circumstances if reviewed and approved by the Chief Compliance Officer and the President of the Investment Adviser.

      Each Fund also discloses information about its portfolio holdings to the extent required by law or regulation.

                     ORGANIZATION AND DESCRIPTION OF SHARES

      The Trust currently offers an unlimited number of shares of beneficial interest divided into seven (7) Funds: the Money Market Fund, the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund, the U.S. Government Mortgage Fund and the Large Cap Equity Fund. The shares of each Fund represent interests only in the corresponding Fund. Shares of the Money Market Fund are issued in two classes: D shares and I shares. Shares of the Large Cap Equity Fund are issued in two classes: AMF shares and H shares. When issued and paid for in accordance with the terms of offering, each share is legally issued, fully paid and nonassessable. All shares of beneficial interest of the same class have equal dividend, distribution, liquidation and voting rights and are redeemable at net asset value, at the option of the shareholder. In addition, the shares have no preemptive, subscription or conversion rights and are freely transferable.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted, by the provisions of such Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares (as defined under "General Information" below) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of the Rule.

      The Trust is responsible for the payment of its expenses. Such expenses include, without limitation, the fees payable to the Investment Adviser, the Distributor and Citi with respect to each Fund, the fees and expenses of the Trust's custodian with respect to each Fund, any brokerage fees and commissions of each Fund, any portfolio losses of each Fund, filing fees for the registration or qualification of each Fund's shares under federal or state securities laws, the Fund's pro rata share of taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against the Trust with respect to the Fund for violation of any law, each Fund's pro rata share of legal and auditing fees and expenses, expenses of preparing and setting in type prospectuses, proxy material, reports and notices and the printing and distributing of the same to the shareholders of each Fund and regulatory authorities, the Fund's pro rata share of compensation and expenses of the Trust's Trustees and officers who are not affiliated with the Investment Adviser, the Distributor or Citi, and extraordinary expenses incurred by the Trust with respect to each Fund.

           COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Vedder Price P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601, is legal counsel to the Trust and passes upon the validity of the shares offered by the Prospectuses.

      PricewaterhouseCoopers LLP, an independent registered public accounting firm with offices at 41 South High Street, Suite 2500, Columbus, Ohio 43215, serves as the Trust's independent registered public accounting firm. The financial statements of each Fund, incorporated into this Statement of Additional Information by reference to the Trust's Annual Report to Shareholders for the year ended October 31, 2008 (see "Financial Statements" below) have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP given on the authority of such firm as experts in accounting and auditing.

                              GENERAL INFORMATION

      The Trust sends to all of the shareholders of each Fund semi-annual reports and annual reports, including a list of investment securities held by each Fund, and, for annual reports, audited financial statements of each Fund.

      As used in each Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from shareholders, means the vote of the lesser of (1) 67% of the Fund's shares of each class or of the class entitled to a separate vote present at a meeting if the holders of more than 50% of the outstanding shares of all classes or of the class entitled to a separate vote are present in person or by proxy, or (2) more than 50% of the Fund's outstanding shares of all classes or of the class entitled to a separate vote. The Bylaws of the Trust provide that an annual meeting of shareholders is not required to be held in any year in which none of the following is required to be acted on by shareholders pursuant to the 1940
Act: election of trustees; approval of the investment advisory agreement; ratification of the selection of independent public accountants; and approval of a distribution agreement.

      The Prospectuses and this Statement of Additional Information do not contain all the information included in the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The registration statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

      Statements contained in each Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement of which the Prospectuses and Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The financial statements, notes and report of the Trust's independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the year ended October 31, 2008. The Trust will provide the Annual Report without charge to each person who requests this Statement of Additional Information.

                                   APPENDIX A

EXPLANATION OF RATING CATEGORIES

      The following is a description of credit ratings issued by two of the major credit ratings agencies. Rating agencies are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Although the Investment Adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase.

      Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa Group they comprise what are known as high grade bonds. Moody's applies the numerical modifiers 1, 2 and 3 to certain general rating classifications, including Aa. The modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Debt rated AA by Standard & Poor's has a very strong capacity to meet its financial commitments and differs from the highest rated issues, which are rated AAA, only in small degree. Ratings in certain categories, including AA, may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Securities rated Baa and BBB are the lowest which are considered "investment grade" obligations. Duff and Phelps, Inc. and Fitch Investors Service, Inc. have comparable rating systems.

STANDARD & POOR'S RATING SERVICES

     BOND RATING                       EXPLANATION
----------------------   ------------------------------------------
INVESTMENT GRADE

AAA                      Highest rating; extremely strong
                         capacity to meet its financial
                         commitments.

AA                       High quality; very strong capacity to
                         meet its financial commitments.

A                        Strong capacity to meet its financial
                         commitments; somewhat more
                         susceptible to the adverse effects of
                         changing circumstances and economic
                         conditions.

BBB                      Adequate capacity to meet its
                         financial commitments; adverse economic
                         conditions or changing circumstances more likely to lead to a weakened capacity to meet its financial commitments.

     BOND RATING                      EXPLANATION
----------------------   ------------------------------------------
NON-INVESTMENT GRADE

BB, B, CCC, CC, C        Regarded as having  significant
                         speculative characteristics;
                         "BB" indicates the least degree of
                         speculation and "C" the highest;
                         quality and protective
                         characteristics may be outweighed by
                         large uncertainties  or major exposures
                         to adverse conditions.

D                        In default.

MOODY'S INVESTORS SERVICE, INC.

    BOND RATING                      EXPLANATION
----------------------   ------------------------------------------
INVESTMENT GRADE

Aaa                      Highest quality; minimal credit risk.

Aa High quality; subject to very low credit risk.

A                        Upper-medium grade obligations; subject
                         to low credit risk.

Baa                      Medium-grade obligations; subject to
                         moderate credit risk; may possess certain speculative characteristics.

NON-INVESTMENT GRADE

Ba                       More uncertain with speculative elements;
                         subject to substantial credit risk.

B                        Considered speculative; subject to high
                         credit risk.

Caa                      Poor standing; subject to very high
                         credit risk.

Ca                       Highly speculative; likely in, or very
                         near, default with some prospect of
                         recovery of principal and interest.

C                        Lowest-rated; typically in default with
                         little prospect for recovery of principal or interest.

                                      A-2